UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

Investor Class (AAAMX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Fund Statistics
Net Assets	$61,834,932
Management Fees (dollars paid during the reporting period)	$140,016
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.7%
Domestic Equity Funds	27.5%
International Equity Funds	12.3%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J748

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

I Class (AAAOX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$61,834,932
Management Fees (dollars paid during the reporting period)	$140,016
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.7%
Domestic Equity Funds	27.5%
International Equity Funds	12.3%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J730

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

A Class (AABEX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Fund Statistics
Net Assets	$61,834,932
Management Fees (dollars paid during the reporting period)	$140,016
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.7%
Domestic Equity Funds	27.5%
International Equity Funds	12.3%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J722

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

R Class (AABGX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Fund Statistics
Net Assets	$61,834,932
Management Fees (dollars paid during the reporting period)	$140,016
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.7%
Domestic Equity Funds	27.5%
International Equity Funds	12.3%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J714

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

R6 Class (AABHX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$61,834,932
Management Fees (dollars paid during the reporting period)	$140,016
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.7%
Domestic Equity Funds	27.5%
International Equity Funds	12.3%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J698

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

Investor Class (AABJX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Fund Statistics
Net Assets	$81,726,232
Management Fees (dollars paid during the reporting period)	$182,554
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.5%
Domestic Equity Funds	30.5%
International Equity Funds	14.3%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J680

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

I Class (AABKX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$81,726,232
Management Fees (dollars paid during the reporting period)	$182,554
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.5%
Domestic Equity Funds	30.5%
International Equity Funds	14.3%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J672

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

A Class (AABQX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Fund Statistics
Net Assets	$81,726,232
Management Fees (dollars paid during the reporting period)	$182,554
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.5%
Domestic Equity Funds	30.5%
International Equity Funds	14.3%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J664

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

R Class (AABRX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Fund Statistics
Net Assets	$81,726,232
Management Fees (dollars paid during the reporting period)	$182,554
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.5%
Domestic Equity Funds	30.5%
International Equity Funds	14.3%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J656

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

R6 Class (AABVX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$81,726,232
Management Fees (dollars paid during the reporting period)	$182,554
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.5%
Domestic Equity Funds	30.5%
International Equity Funds	14.3%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J649

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

Investor Class (AABWX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Fund Statistics
Net Assets	$132,273,625
Management Fees (dollars paid during the reporting period)	$291,002
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.4%
Domestic Fixed Income Funds	34.7%
International Equity Funds	17.7%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J631

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

I Class (AAEWX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$132,273,625
Management Fees (dollars paid during the reporting period)	$291,002
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.4%
Domestic Fixed Income Funds	34.7%
International Equity Funds	17.7%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J623

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

A Class (AABZX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Fund Statistics
Net Assets	$132,273,625
Management Fees (dollars paid during the reporting period)	$291,002
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.4%
Domestic Fixed Income Funds	34.7%
International Equity Funds	17.7%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J615

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

R Class (AACHX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$57	1.08%

Fund Statistics
Net Assets	$132,273,625
Management Fees (dollars paid during the reporting period)	$291,002
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.4%
Domestic Fixed Income Funds	34.7%
International Equity Funds	17.7%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J599

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

R6 Class (AACJX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$132,273,625
Management Fees (dollars paid during the reporting period)	$291,002
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.4%
Domestic Fixed Income Funds	34.7%
International Equity Funds	17.7%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J581

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

Investor Class (AACKX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Fund Statistics
Net Assets	$141,187,181
Management Fees (dollars paid during the reporting period)	$308,084
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.4%
Domestic Fixed Income Funds	27.6%
International Equity Funds	21.6%
International Fixed Income Funds	8.5%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J573

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

I Class (AACLX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$141,187,181
Management Fees (dollars paid during the reporting period)	$308,084
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.4%
Domestic Fixed Income Funds	27.6%
International Equity Funds	21.6%
International Fixed Income Funds	8.5%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J565

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

A Class (AACMX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$44	0.83%

Fund Statistics
Net Assets	$141,187,181
Management Fees (dollars paid during the reporting period)	$308,084
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.4%
Domestic Fixed Income Funds	27.6%
International Equity Funds	21.6%
International Fixed Income Funds	8.5%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J557

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

R Class (AACPX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$57	1.08%

Fund Statistics
Net Assets	$141,187,181
Management Fees (dollars paid during the reporting period)	$308,084
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.4%
Domestic Fixed Income Funds	27.6%
International Equity Funds	21.6%
International Fixed Income Funds	8.5%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J540

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

R6 Class (AACQX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$141,187,181
Management Fees (dollars paid during the reporting period)	$308,084
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.4%
Domestic Fixed Income Funds	27.6%
International Equity Funds	21.6%
International Fixed Income Funds	8.5%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J532

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

Investor Class (AACSX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Fund Statistics
Net Assets	$144,956,124
Management Fees (dollars paid during the reporting period)	$323,561
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.2%
International Equity Funds	25.7%
Domestic Fixed Income Funds	20.8%
International Fixed Income Funds	7.0%
Money Market Funds	1.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J524

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

I Class (AACUX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$144,956,124
Management Fees (dollars paid during the reporting period)	$323,561
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.2%
International Equity Funds	25.7%
Domestic Fixed Income Funds	20.8%
International Fixed Income Funds	7.0%
Money Market Funds	1.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J516

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

A Class (AACVX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$44	0.83%

Fund Statistics
Net Assets	$144,956,124
Management Fees (dollars paid during the reporting period)	$323,561
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.2%
International Equity Funds	25.7%
Domestic Fixed Income Funds	20.8%
International Fixed Income Funds	7.0%
Money Market Funds	1.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J490

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

R Class (AACWX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$57	1.08%

Fund Statistics
Net Assets	$144,956,124
Management Fees (dollars paid during the reporting period)	$323,561
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.2%
International Equity Funds	25.7%
Domestic Fixed Income Funds	20.8%
International Fixed Income Funds	7.0%
Money Market Funds	1.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J482

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

R6 Class (AACZX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$144,956,124
Management Fees (dollars paid during the reporting period)	$323,561
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.2%
International Equity Funds	25.7%
Domestic Fixed Income Funds	20.8%
International Fixed Income Funds	7.0%
Money Market Funds	1.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J474

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

Investor Class (AADHX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Fund Statistics
Net Assets	$136,210,892
Management Fees (dollars paid during the reporting period)	$284,201
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.8%
International Equity Funds	28.7%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.2%
Money Market Funds	1.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J466

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

I Class (AADJX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$136,210,892
Management Fees (dollars paid during the reporting period)	$284,201
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.8%
International Equity Funds	28.7%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.2%
Money Market Funds	1.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J458

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

A Class (AADKX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$44	0.83%

Fund Statistics
Net Assets	$136,210,892
Management Fees (dollars paid during the reporting period)	$284,201
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.8%
International Equity Funds	28.7%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.2%
Money Market Funds	1.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J441

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

R Class (AADLX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$57	1.08%

Fund Statistics
Net Assets	$136,210,892
Management Fees (dollars paid during the reporting period)	$284,201
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.8%
International Equity Funds	28.7%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.2%
Money Market Funds	1.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J433

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

R6 Class (AADMX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$136,210,892
Management Fees (dollars paid during the reporting period)	$284,201
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.8%
International Equity Funds	28.7%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.2%
Money Market Funds	1.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J425

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

Investor Class (AADNX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Fund Statistics
Net Assets	$128,533,259
Management Fees (dollars paid during the reporting period)	$268,788
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.4%
International Equity Funds	31.7%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.3%
Money Market Funds	0.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J417

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

I Class (AADOX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$128,533,259
Management Fees (dollars paid during the reporting period)	$268,788
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.4%
International Equity Funds	31.7%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.3%
Money Market Funds	0.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J391

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

A Class (AADPX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$44	0.83%

Fund Statistics
Net Assets	$128,533,259
Management Fees (dollars paid during the reporting period)	$268,788
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.4%
International Equity Funds	31.7%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.3%
Money Market Funds	0.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J383

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

R Class (AADQX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$58	1.08%

Fund Statistics
Net Assets	$128,533,259
Management Fees (dollars paid during the reporting period)	$268,788
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.4%
International Equity Funds	31.7%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.3%
Money Market Funds	0.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J375

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

R6 Class (AADUX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$128,533,259
Management Fees (dollars paid during the reporting period)	$268,788
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.4%
International Equity Funds	31.7%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.3%
Money Market Funds	0.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J367

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

Investor Class (AADVX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Fund Statistics
Net Assets	$93,385,419
Management Fees (dollars paid during the reporting period)	$202,952
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	34.1%
Domestic Fixed Income Funds	4.5%
International Fixed Income Funds	1.5%
Money Market Funds	0.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J359

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

I Class (AADWX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$93,385,419
Management Fees (dollars paid during the reporting period)	$202,952
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	34.1%
Domestic Fixed Income Funds	4.5%
International Fixed Income Funds	1.5%
Money Market Funds	0.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J342

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

A Class (AADZX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$45	0.83%

Fund Statistics
Net Assets	$93,385,419
Management Fees (dollars paid during the reporting period)	$202,952
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	34.1%
Domestic Fixed Income Funds	4.5%
International Fixed Income Funds	1.5%
Money Market Funds	0.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J334

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

R Class (AAEDX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$58	1.08%

Fund Statistics
Net Assets	$93,385,419
Management Fees (dollars paid during the reporting period)	$202,952
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	34.1%
Domestic Fixed Income Funds	4.5%
International Fixed Income Funds	1.5%
Money Market Funds	0.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J326

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

R6 Class (AAEEX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$93,385,419
Management Fees (dollars paid during the reporting period)	$202,952
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	34.1%
Domestic Fixed Income Funds	4.5%
International Fixed Income Funds	1.5%
Money Market Funds	0.3%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J318

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

Investor Class (AAEFX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Fund Statistics
Net Assets	$89,075,252
Management Fees (dollars paid during the reporting period)	$210,351
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.3%
International Equity Funds	34.8%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J292

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

I Class (AAEGX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$89,075,252
Management Fees (dollars paid during the reporting period)	$210,351
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.3%
International Equity Funds	34.8%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J284

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

A Class (AAEHX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$45	0.83%

Fund Statistics
Net Assets	$89,075,252
Management Fees (dollars paid during the reporting period)	$210,351
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.3%
International Equity Funds	34.8%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J276

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

R Class (AAEIX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$58	1.08%

Fund Statistics
Net Assets	$89,075,252
Management Fees (dollars paid during the reporting period)	$210,351
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.3%
International Equity Funds	34.8%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J268

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

R6 Class (AAEJX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$89,075,252
Management Fees (dollars paid during the reporting period)	$210,351
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.3%
International Equity Funds	34.8%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J250

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

Investor Class (AAEKX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Fund Statistics
Net Assets	$19,420,596
Management Fees (dollars paid during the reporting period)	$33,666
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.5%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J243

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

I Class (AAELX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$19,420,596
Management Fees (dollars paid during the reporting period)	$33,666
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.5%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J235

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

A Class (AAEOX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$45	0.83%

Fund Statistics
Net Assets	$19,420,596
Management Fees (dollars paid during the reporting period)	$33,666
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.5%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J227

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

R Class (AAEUX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$58	1.08%

Fund Statistics
Net Assets	$19,420,596
Management Fees (dollars paid during the reporting period)	$33,666
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.5%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J219

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

R6 Class (AAEVX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$19,420,596
Management Fees (dollars paid during the reporting period)	$33,666
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.5%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J193

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2070 Portfolio

Investor Class (ARASX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.58%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$266,438
Management Fees (dollars paid during the reporting period)	$200
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.4%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.2%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507K703

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2070 Portfolio

I Class (ARATX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
I Class	$7	0.38%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$266,438
Management Fees (dollars paid during the reporting period)	$200
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.4%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.2%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507K802

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2070 Portfolio

A Class (ARAUX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
A Class	$14	0.83%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$266,438
Management Fees (dollars paid during the reporting period)	$200
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.4%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.2%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507K885

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2070 Portfolio

R Class (ARAVX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R Class	$19	1.08%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$266,438
Management Fees (dollars paid during the reporting period)	$200
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.4%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.2%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507K877

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2070 Portfolio

R6 Class (ARAWX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R6 Class	$4	0.23%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$266,438
Management Fees (dollars paid during the reporting period)	$200
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.4%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.2%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507K869

SEMIANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Very Conservative

Investor Class (AONIX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Fund Statistics
Net Assets	$360,863,877
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	56.4%
Domestic Equity Funds	20.4%
International Fixed Income Funds	16.2%
International Equity Funds	4.5%
Money Market Funds	2.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F753

SEMIANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Very Conservative

R Class (AORHX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Fund Statistics
Net Assets	$360,863,877
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	56.4%
Domestic Equity Funds	20.4%
International Fixed Income Funds	16.2%
International Equity Funds	4.5%
Money Market Funds	2.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F258

SEMIANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Conservative

Investor Class (AOCIX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Fund Statistics
Net Assets	$1,089,320,154
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	33.3%
International Fixed Income Funds	12.8%
International Equity Funds	11.5%
Money Market Funds	1.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F746

SEMIANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Conservative

R Class (AORSX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Fund Statistics
Net Assets	$1,089,320,154
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	33.3%
International Fixed Income Funds	12.8%
International Equity Funds	11.5%
Money Market Funds	1.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F241

SEMIANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Moderate

Investor Class (AOMIX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Fund Statistics
Net Assets	$1,853,234,006
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
Domestic Fixed Income Funds	26.7%
International Equity Funds	22.1%
International Fixed Income Funds	8.2%
Money Market Funds	0.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F738

SEMIANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Moderate

R Class (AORMX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Fund Statistics
Net Assets	$1,853,234,006
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
Domestic Fixed Income Funds	26.7%
International Equity Funds	22.1%
International Fixed Income Funds	8.2%
Money Market Funds	0.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F233

SEMIANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Aggressive

Investor Class (AOGIX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Fund Statistics
Net Assets	$915,029,406
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.4%
Domestic Fixed Income Funds	13.9%
International Fixed Income Funds	3.7%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F720

SEMIANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Aggressive

R Class (AORYX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Fund Statistics
Net Assets	$915,029,406
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.4%
Domestic Fixed Income Funds	13.9%
International Fixed Income Funds	3.7%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F225

SEMIANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Very Aggressive

Investor Class (AOVIX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Fund Statistics
Net Assets	$363,425,835
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	14

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.7%
International Equity Funds	38.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F712

SEMIANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Very Aggressive

R Class (AORVX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Fund Statistics
Net Assets	$363,425,835
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	14

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.7%
International Equity Funds	38.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F217

SEMIANNUAL SHAREHOLDER REPORT
One Choice In Retirement Portfolio

Investor Class (ARTOX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$38	0.74%

Fund Statistics
Net Assets	$2,429,408,018
Management Fees (dollars paid during the reporting period)	$8,577,737
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.2%
Domestic Equity Funds	30.7%
International Equity Funds	14.1%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F795

SEMIANNUAL SHAREHOLDER REPORT
One Choice In Retirement Portfolio

I Class (ATTIX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$28	0.54%

Fund Statistics
Net Assets	$2,429,408,018
Management Fees (dollars paid during the reporting period)	$8,577,737
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.2%
Domestic Equity Funds	30.7%
International Equity Funds	14.1%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F779

SEMIANNUAL SHAREHOLDER REPORT
One Choice In Retirement Portfolio

A Class (ARTAX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$51	0.99%

Fund Statistics
Net Assets	$2,429,408,018
Management Fees (dollars paid during the reporting period)	$8,577,737
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.2%
Domestic Equity Funds	30.7%
International Equity Funds	14.1%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F787

SEMIANNUAL SHAREHOLDER REPORT
One Choice In Retirement Portfolio

C Class (ATTCX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$90	1.74%

Fund Statistics
Net Assets	$2,429,408,018
Management Fees (dollars paid during the reporting period)	$8,577,737
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.2%
Domestic Equity Funds	30.7%
International Equity Funds	14.1%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F431

SEMIANNUAL SHAREHOLDER REPORT
One Choice In Retirement Portfolio

R Class (ARSRX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$64	1.24%

Fund Statistics
Net Assets	$2,429,408,018
Management Fees (dollars paid during the reporting period)	$8,577,737
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.2%
Domestic Equity Funds	30.7%
International Equity Funds	14.1%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F761

SEMIANNUAL SHAREHOLDER REPORT
One Choice In Retirement Portfolio

R6 Class (ARDTX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$20	0.39%

Fund Statistics
Net Assets	$2,429,408,018
Management Fees (dollars paid during the reporting period)	$8,577,737
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.2%
Domestic Equity Funds	30.7%
International Equity Funds	14.1%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J102

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2030 Portfolio

Investor Class (ARCVX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$41	0.78%

Fund Statistics
Net Assets	$1,200,041,003
Management Fees (dollars paid during the reporting period)	$4,281,897
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.7%
Domestic Equity Funds	33.0%
International Equity Funds	15.9%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F654

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2030 Portfolio

I Class (ARCSX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$30	0.58%

Fund Statistics
Net Assets	$1,200,041,003
Management Fees (dollars paid during the reporting period)	$4,281,897
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.7%
Domestic Equity Funds	33.0%
International Equity Funds	15.9%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F647

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2030 Portfolio

A Class (ARCMX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$54	1.03%

Fund Statistics
Net Assets	$1,200,041,003
Management Fees (dollars paid during the reporting period)	$4,281,897
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.7%
Domestic Equity Funds	33.0%
International Equity Funds	15.9%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F621

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2030 Portfolio

C Class (ARWOX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$92	1.78%

Fund Statistics
Net Assets	$1,200,041,003
Management Fees (dollars paid during the reporting period)	$4,281,897
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.7%
Domestic Equity Funds	33.0%
International Equity Funds	15.9%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F480

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2030 Portfolio

R Class (ARCRX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$67	1.28%

Fund Statistics
Net Assets	$1,200,041,003
Management Fees (dollars paid during the reporting period)	$4,281,897
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.7%
Domestic Equity Funds	33.0%
International Equity Funds	15.9%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F639

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2030 Portfolio

R6 Class (ARCUX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$22	0.43%

Fund Statistics
Net Assets	$1,200,041,003
Management Fees (dollars paid during the reporting period)	$4,281,897
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.7%
Domestic Equity Funds	33.0%
International Equity Funds	15.9%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J409

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2035 Portfolio

Investor Class (ARYIX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$42	0.81%

Fund Statistics
Net Assets	$1,529,946,236
Management Fees (dollars paid during the reporting period)	$5,744,467
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.6%
Domestic Fixed Income Funds	31.8%
International Equity Funds	18.5%
International Fixed Income Funds	12.2%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F886

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2035 Portfolio

I Class (ARLIX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$32	0.61%

Fund Statistics
Net Assets	$1,529,946,236
Management Fees (dollars paid during the reporting period)	$5,744,467
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.6%
Domestic Fixed Income Funds	31.8%
International Equity Funds	18.5%
International Fixed Income Funds	12.2%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F860

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2035 Portfolio

A Class (ARYAX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$55	1.06%

Fund Statistics
Net Assets	$1,529,946,236
Management Fees (dollars paid during the reporting period)	$5,744,467
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.6%
Domestic Fixed Income Funds	31.8%
International Equity Funds	18.5%
International Fixed Income Funds	12.2%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F878

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2035 Portfolio

C Class (ARLCX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$94	1.81%

Fund Statistics
Net Assets	$1,529,946,236
Management Fees (dollars paid during the reporting period)	$5,744,467
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.6%
Domestic Fixed Income Funds	31.8%
International Equity Funds	18.5%
International Fixed Income Funds	12.2%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F472

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2035 Portfolio

R Class (ARYRX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$68	1.31%

Fund Statistics
Net Assets	$1,529,946,236
Management Fees (dollars paid during the reporting period)	$5,744,467
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.6%
Domestic Fixed Income Funds	31.8%
International Equity Funds	18.5%
International Fixed Income Funds	12.2%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F852

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2035 Portfolio

R6 Class (ARLDX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.46%

Fund Statistics
Net Assets	$1,529,946,236
Management Fees (dollars paid during the reporting period)	$5,744,467
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.6%
Domestic Fixed Income Funds	31.8%
International Equity Funds	18.5%
International Fixed Income Funds	12.2%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J508

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2040 Portfolio

Investor Class (ARDVX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.83%

Fund Statistics
Net Assets	$1,126,112,927
Management Fees (dollars paid during the reporting period)	$4,308,761
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	27.8%
International Equity Funds	21.0%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F613

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2040 Portfolio

I Class (ARDSX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.63%

Fund Statistics
Net Assets	$1,126,112,927
Management Fees (dollars paid during the reporting period)	$4,308,761
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	27.8%
International Equity Funds	21.0%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F597

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2040 Portfolio

A Class (ARDMX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$57	1.08%

Fund Statistics
Net Assets	$1,126,112,927
Management Fees (dollars paid during the reporting period)	$4,308,761
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	27.8%
International Equity Funds	21.0%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F571

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2040 Portfolio

C Class (ARNOX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$96	1.83%

Fund Statistics
Net Assets	$1,126,112,927
Management Fees (dollars paid during the reporting period)	$4,308,761
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	27.8%
International Equity Funds	21.0%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F464

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2040 Portfolio

R Class (ARDRX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$70	1.33%

Fund Statistics
Net Assets	$1,126,112,927
Management Fees (dollars paid during the reporting period)	$4,308,761
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	27.8%
International Equity Funds	21.0%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F589

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2040 Portfolio

R6 Class (ARDUX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.48%

Fund Statistics
Net Assets	$1,126,112,927
Management Fees (dollars paid during the reporting period)	$4,308,761
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	27.8%
International Equity Funds	21.0%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J607

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2045 Portfolio

Investor Class (AROIX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.86%

Fund Statistics
Net Assets	$1,251,545,050
Management Fees (dollars paid during the reporting period)	$5,068,755
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
International Equity Funds	24.1%
Domestic Fixed Income Funds	23.9%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F845

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2045 Portfolio

I Class (AOOIX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.66%

Fund Statistics
Net Assets	$1,251,545,050
Management Fees (dollars paid during the reporting period)	$5,068,755
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
International Equity Funds	24.1%
Domestic Fixed Income Funds	23.9%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F829

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2045 Portfolio

A Class (AROAX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$58	1.11%

Fund Statistics
Net Assets	$1,251,545,050
Management Fees (dollars paid during the reporting period)	$5,068,755
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
International Equity Funds	24.1%
Domestic Fixed Income Funds	23.9%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F837

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2045 Portfolio

C Class (AROCX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	1.86%

Fund Statistics
Net Assets	$1,251,545,050
Management Fees (dollars paid during the reporting period)	$5,068,755
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
International Equity Funds	24.1%
Domestic Fixed Income Funds	23.9%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F456

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2045 Portfolio

R Class (ARORX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$71	1.36%

Fund Statistics
Net Assets	$1,251,545,050
Management Fees (dollars paid during the reporting period)	$5,068,755
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
International Equity Funds	24.1%
Domestic Fixed Income Funds	23.9%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F811

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2045 Portfolio

R6 Class (ARDOX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.51%

Fund Statistics
Net Assets	$1,251,545,050
Management Fees (dollars paid during the reporting period)	$5,068,755
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
International Equity Funds	24.1%
Domestic Fixed Income Funds	23.9%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J706

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2050 Portfolio

Investor Class (ARFVX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.88%

Fund Statistics
Net Assets	$966,171,364
Management Fees (dollars paid during the reporting period)	$3,934,363
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.2%
International Equity Funds	26.3%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F563

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2050 Portfolio

I Class (ARFSX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$36	0.68%

Fund Statistics
Net Assets	$966,171,364
Management Fees (dollars paid during the reporting period)	$3,934,363
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.2%
International Equity Funds	26.3%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F555

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2050 Portfolio

A Class (ARFMX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$59	1.13%

Fund Statistics
Net Assets	$966,171,364
Management Fees (dollars paid during the reporting period)	$3,934,363
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.2%
International Equity Funds	26.3%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F530

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2050 Portfolio

C Class (ARFDX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$99	1.88%

Fund Statistics
Net Assets	$966,171,364
Management Fees (dollars paid during the reporting period)	$3,934,363
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.2%
International Equity Funds	26.3%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F449

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2050 Portfolio

R Class (ARFWX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$73	1.38%

Fund Statistics
Net Assets	$966,171,364
Management Fees (dollars paid during the reporting period)	$3,934,363
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.2%
International Equity Funds	26.3%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F548

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2050 Portfolio

R6 Class (ARFEX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.53%

Fund Statistics
Net Assets	$966,171,364
Management Fees (dollars paid during the reporting period)	$3,934,363
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.2%
International Equity Funds	26.3%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J805

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2055 Portfolio

Investor Class (AREVX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.88%

Fund Statistics
Net Assets	$727,452,698
Management Fees (dollars paid during the reporting period)	$2,939,495
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.2%
International Equity Funds	28.6%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.6%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F423

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2055 Portfolio

I Class (ARENX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$36	0.68%

Fund Statistics
Net Assets	$727,452,698
Management Fees (dollars paid during the reporting period)	$2,939,495
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.2%
International Equity Funds	28.6%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.6%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F415

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2055 Portfolio

A Class (AREMX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$60	1.13%

Fund Statistics
Net Assets	$727,452,698
Management Fees (dollars paid during the reporting period)	$2,939,495
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.2%
International Equity Funds	28.6%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.6%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F399

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2055 Portfolio

C Class (AREFX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$99	1.88%

Fund Statistics
Net Assets	$727,452,698
Management Fees (dollars paid during the reporting period)	$2,939,495
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.2%
International Equity Funds	28.6%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.6%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F381

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2055 Portfolio

R Class (AREOX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$73	1.38%

Fund Statistics
Net Assets	$727,452,698
Management Fees (dollars paid during the reporting period)	$2,939,495
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.2%
International Equity Funds	28.6%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.6%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F373

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2055 Portfolio

R6 Class (AREUX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.53%

Fund Statistics
Net Assets	$727,452,698
Management Fees (dollars paid during the reporting period)	$2,939,495
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.2%
International Equity Funds	28.6%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.6%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J888

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2060 Portfolio

Investor Class (ARGVX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.88%

Fund Statistics
Net Assets	$430,610,812
Management Fees (dollars paid during the reporting period)	$1,703,917
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.5%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.7%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F191

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2060 Portfolio

I Class (ARGNX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$36	0.68%

Fund Statistics
Net Assets	$430,610,812
Management Fees (dollars paid during the reporting period)	$1,703,917
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.5%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.7%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F183

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2060 Portfolio

A Class (ARGMX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$60	1.13%

Fund Statistics
Net Assets	$430,610,812
Management Fees (dollars paid during the reporting period)	$1,703,917
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.5%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.7%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F167

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2060 Portfolio

C Class (ARGHX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$99	1.88%

Fund Statistics
Net Assets	$430,610,812
Management Fees (dollars paid during the reporting period)	$1,703,917
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.5%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.7%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F159

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2060 Portfolio

R Class (ARGRX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$73	1.38%

Fund Statistics
Net Assets	$430,610,812
Management Fees (dollars paid during the reporting period)	$1,703,917
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.5%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.7%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F142

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2060 Portfolio

R6 Class (ARGDX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.53%

Fund Statistics
Net Assets	$430,610,812
Management Fees (dollars paid during the reporting period)	$1,703,917
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.5%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.7%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J870

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2065 Portfolio

Investor Class (ARHVX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.88%

Fund Statistics
Net Assets	$144,575,854
Management Fees (dollars paid during the reporting period)	$537,905
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.9%
International Equity Funds	30.7%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J862

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2065 Portfolio

I Class (ARHUX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$36	0.68%

Fund Statistics
Net Assets	$144,575,854
Management Fees (dollars paid during the reporting period)	$537,905
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.9%
International Equity Funds	30.7%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J854

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2065 Portfolio

A Class (ARHMX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$60	1.13%

Fund Statistics
Net Assets	$144,575,854
Management Fees (dollars paid during the reporting period)	$537,905
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.9%
International Equity Funds	30.7%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J847

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2065 Portfolio

C Class (ARHEX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$99	1.88%

Fund Statistics
Net Assets	$144,575,854
Management Fees (dollars paid during the reporting period)	$537,905
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.9%
International Equity Funds	30.7%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J839

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2065 Portfolio

R Class (ARHFX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$73	1.38%

Fund Statistics
Net Assets	$144,575,854
Management Fees (dollars paid during the reporting period)	$537,905
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.9%
International Equity Funds	30.7%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J821

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2065 Portfolio

R6 Class (ARHSX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.53%

Fund Statistics
Net Assets	$144,575,854
Management Fees (dollars paid during the reporting period)	$537,905
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.9%
International Equity Funds	30.7%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J813

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2070 Portfolio

Investor Class (ARADX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.88%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$750,245
Management Fees (dollars paid during the reporting period)	$525
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	30.4%
Domestic Fixed Income Funds	10.8%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507K109

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2070 Portfolio

I Class (ARAEX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
I Class	$12	0.68%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$750,245
Management Fees (dollars paid during the reporting period)	$525
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	30.4%
Domestic Fixed Income Funds	10.8%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507K208

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2070 Portfolio

A Class (ARAJX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
A Class	$19	1.13%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$750,245
Management Fees (dollars paid during the reporting period)	$525
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	30.4%
Domestic Fixed Income Funds	10.8%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507K307

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2070 Portfolio

C Class (ARAKX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
C Class	$32	1.88%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$750,245
Management Fees (dollars paid during the reporting period)	$525
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	30.4%
Domestic Fixed Income Funds	10.8%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507K406

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2070 Portfolio

R Class (ARAPX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R Class	$23	1.38%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$750,245
Management Fees (dollars paid during the reporting period)	$525
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	30.4%
Domestic Fixed Income Funds	10.8%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507K505

SEMIANNUAL SHAREHOLDER REPORT
One Choice 2070 Portfolio

R6 Class (ARARX)	January 31, 2026

This semi-annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R6 Class	$9	0.53%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$750,245
Management Fees (dollars paid during the reporting period)	$525
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	30.4%
Domestic Fixed Income Funds	10.8%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507K604

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

January 31, 2026

One Choice® Blend+ In Retirement Portfolio	One Choice® Blend+ 2050 Portfolio
Investor Class (AAAMX)	Investor Class (AADNX)
I Class (AAAOX)	I Class (AADOX)
A Class (AABEX)	A Class (AADPX)
R Class (AABGX)	R Class (AADQX)
R6 Class (AABHX)	R6 Class (AADUX)
One Choice® Blend+ 2025 Portfolio	One Choice® Blend+ 2055 Portfolio
Investor Class (AABJX)	Investor Class (AADVX)
I Class (AABKX)	I Class (AADWX)
A Class (AABQX)	A Class (AADZX)
R Class (AABRX)	R Class (AAEDX)
R6 Class (AABVX)	R6 Class (AAEEX)
One Choice® Blend+ 2030 Portfolio	One Choice® Blend+ 2060 Portfolio
Investor Class (AABWX)	Investor Class (AAEFX)
I Class (AAEWX)	I Class (AAEGX)
A Class (AABZX)	A Class (AAEHX)
R Class (AACHX)	R Class (AAEIX)
R6 Class (AACJX)	R6 Class (AAEJX)
One Choice® Blend+ 2035 Portfolio	One Choice® Blend+ 2065 Portfolio
Investor Class (AACKX)	Investor Class (AAEKX)
I Class (AACLX)	I Class (AAELX)
A Class (AACMX)	A Class (AAEOX)
R Class (AACPX)	R Class (AAEUX)
R6 Class (AACQX)	R6 Class (AAEVX)
One Choice® Blend+ 2040 Portfolio	One Choice® Blend+ 2070 Portfolio
Investor Class (AACSX)	Investor Class (ARASX)
I Class (AACUX)	I Class (ARATX)
A Class (AACVX)	A Class (ARAUX)
R Class (AACWX)	R Class (ARAVX)
R6 Class (AACZX)	R6 Class (ARAWX)
One Choice® Blend+ 2045 Portfolio
Investor Class (AADHX)
I Class (AADJX)
A Class (AADKX)
R Class (AADLX)
R6 Class (AADMX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Blend+ In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 45.7%
Avantis Core Fixed Income Fund G Class	1,837,833	$15,621,583
High Income Fund G Class	254,135	2,233,850
Inflation-Adjusted Bond Fund G Class	245,005	2,599,499
Short Duration Fund G Class	377,394	3,724,881
Short Duration Inflation Protection Bond Fund G Class	388,291	4,096,475
		28,276,288
Domestic Equity Funds — 27.5%
Avantis U.S. Equity Fund G Class	184,653	4,006,964
Avantis U.S. Small Cap Value Fund G Class	28,786	533,977
Focused Large Cap Value Fund G Class	529,435	5,749,665
Growth Fund G Class	81,675	4,919,313
Heritage Fund G Class	10,257	270,977
Mid Cap Value Fund G Class	66,132	1,022,394
Small Cap Growth Fund G Class	20,615	516,400
		17,019,690
International Equity Funds — 12.4%
Avantis International Equity Fund G Class	235,665	3,855,486
Focused International Growth Fund G Class	71,575	1,442,228
Global Real Estate Fund G Class	45,247	624,862
International Value Fund G Class	148,968	1,710,156
		7,632,732
International Fixed Income Funds — 11.4%
Emerging Markets Debt Fund G Class	77,797	742,960
Global Bond Fund G Class	720,774	6,306,770
		7,049,730
Money Market Funds — 3.0%
U.S. Government Money Market Fund G Class	1,857,834	1,857,834
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $58,540,005)		61,836,274
OTHER ASSETS AND LIABILITIES — 0.0%		(1,342)
TOTAL NET ASSETS — 100.0%		$61,834,932

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Blend+ 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.5%
Avantis Core Fixed Income Fund G Class	2,304,094	$19,584,802
High Income Fund G Class	398,554	3,503,293
Inflation-Adjusted Bond Fund G Class	297,260	3,153,927
Short Duration Fund G Class	334,175	3,298,311
Short Duration Inflation Protection Bond Fund G Class	416,612	4,395,251
		33,935,584
Domestic Equity Funds — 30.5%
Avantis U.S. Equity Fund G Class	287,758	6,244,346
Avantis U.S. Small Cap Value Fund G Class	42,882	795,453
Focused Large Cap Value Fund G Class	738,967	8,025,187
Growth Fund G Class	115,481	6,955,407
Heritage Fund G Class	23,155	611,749
Mid Cap Value Fund G Class	97,154	1,502,004
Small Cap Growth Fund G Class	30,882	773,605
		24,907,751
International Equity Funds — 14.3%
Avantis Emerging Markets Equity Fund G Class	29,574	470,519
Avantis International Equity Fund G Class	341,570	5,588,082
Focused International Growth Fund G Class	103,280	2,081,086
Global Real Estate Fund G Class	69,855	964,694
International Small-Mid Cap Fund G Class	10,532	135,646
International Value Fund G Class	211,672	2,429,997
		11,670,024
International Fixed Income Funds — 10.9%
Emerging Markets Debt Fund G Class	134,675	1,286,147
Global Bond Fund G Class	876,382	7,668,342
		8,954,489
Money Market Funds — 2.8%
U.S. Government Money Market Fund G Class	2,260,036	2,260,036
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $75,841,341)		81,727,884
OTHER ASSETS AND LIABILITIES — 0.0%		(1,652)
TOTAL NET ASSETS — 100.0%		$81,726,232

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Blend+ 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 35.4%
Avantis U.S. Equity Fund G Class	579,013	$12,564,591
Avantis U.S. Small Cap Value Fund G Class	82,508	1,530,515
Focused Large Cap Value Fund G Class	1,292,271	14,034,061
Growth Fund G Class	211,516	12,739,622
Heritage Fund G Class	61,846	1,633,972
Mid Cap Value Fund G Class	183,066	2,830,204
Small Cap Growth Fund G Class	59,803	1,498,075
		46,831,040
Domestic Fixed Income Funds — 34.7%
Avantis Core Fixed Income Fund G Class	3,294,282	28,001,396
High Income Fund G Class	688,994	6,056,259
Inflation-Adjusted Bond Fund G Class	409,007	4,339,560
Short Duration Fund G Class	246,365	2,431,626
Short Duration Inflation Protection Bond Fund G Class	478,871	5,052,093
		45,880,934
International Equity Funds — 17.7%
Avantis Emerging Markets Equity Fund G Class	133,512	2,124,172
Avantis International Equity Fund G Class	638,611	10,447,684
Focused International Growth Fund G Class	193,756	3,904,184
Global Real Estate Fund G Class	139,363	1,924,598
International Small-Mid Cap Fund G Class	46,787	602,618
International Value Fund G Class	379,777	4,359,838
		23,363,094
International Fixed Income Funds — 9.9%
Emerging Markets Debt Fund G Class	265,493	2,535,461
Global Bond Fund G Class	1,206,492	10,556,804
		13,092,265
Money Market Funds — 2.3%
U.S. Government Money Market Fund G Class	3,108,946	3,108,946
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $121,171,138)		132,276,279
OTHER ASSETS AND LIABILITIES — 0.0%		(2,654)
TOTAL NET ASSETS — 100.0%		$132,273,625

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Blend+ 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 40.4%
Avantis U.S. Equity Fund G Class	754,584	$16,374,475
Avantis U.S. Small Cap Value Fund G Class	104,131	1,931,623
Focused Dynamic Growth Fund G Class	54,803	4,627,058
Focused Large Cap Value Fund G Class	1,468,456	15,947,434
Growth Fund G Class	170,916	10,294,262
Heritage Fund G Class	97,353	2,572,071
Mid Cap Value Fund G Class	223,302	3,452,254
Small Cap Growth Fund G Class	73,563	1,842,764
		57,041,941
Domestic Fixed Income Funds — 27.6%
Avantis Core Fixed Income Fund G Class	3,035,908	25,805,215
High Income Fund G Class	707,334	6,217,468
Inflation-Adjusted Bond Fund G Class	313,462	3,325,833
Short Duration Fund G Class	103,593	1,022,460
Short Duration Inflation Protection Bond Fund G Class	242,000	2,553,103
		38,924,079
International Equity Funds — 21.6%
Avantis Emerging Markets Equity Fund G Class	194,873	3,100,431
Avantis International Equity Fund G Class	771,524	12,622,133
Emerging Markets Fund G Class	81,335	1,366,435
Focused International Growth Fund G Class	228,893	4,612,185
Global Real Estate Fund G Class	180,445	2,491,949
International Small-Mid Cap Fund G Class	96,659	1,244,971
International Value Fund G Class	318,036	3,651,056
Non-U.S. Intrinsic Value Fund G Class	133,901	1,470,229
		30,559,389
International Fixed Income Funds — 8.5%
Emerging Markets Debt Fund G Class	305,773	2,920,128
Global Bond Fund G Class	1,038,274	9,084,893
		12,005,021
Money Market Funds — 1.9%
U.S. Government Money Market Fund G Class	2,659,698	2,659,698
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $128,063,961)		141,190,128
OTHER ASSETS AND LIABILITIES — 0.0%		(2,947)
TOTAL NET ASSETS — 100.0%		$141,187,181

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Blend+ 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 45.2%
Avantis U.S. Equity Fund G Class	919,511	$19,953,392
Avantis U.S. Small Cap Value Fund G Class	121,765	2,258,743
Focused Dynamic Growth Fund G Class	130,086	10,983,195
Focused Large Cap Value Fund G Class	1,562,915	16,973,260
Growth Fund G Class	92,477	5,569,882
Heritage Fund G Class	139,067	3,674,149
Mid Cap Value Fund G Class	255,371	3,948,030
Small Cap Growth Fund G Class	84,675	2,121,114
		65,481,765
International Equity Funds — 25.6%
Avantis Emerging Markets Equity Fund G Class	268,082	4,265,180
Avantis International Equity Fund G Class	867,919	14,199,147
Emerging Markets Fund G Class	182,545	3,066,753
Focused International Growth Fund G Class	255,363	5,145,572
Global Real Estate Fund G Class	219,218	3,027,400
International Small-Mid Cap Fund G Class	157,529	2,028,978
International Value Fund G Class	194,637	2,234,436
Non-U.S. Intrinsic Value Fund G Class	293,328	3,220,737
		37,188,203
Domestic Fixed Income Funds — 20.8%
Avantis Core Fixed Income Fund G Class	2,558,357	21,746,034
High Income Fund G Class	639,263	5,619,121
Inflation-Adjusted Bond Fund G Class	207,291	2,199,356
Short Duration Fund G Class	14,045	138,624
Short Duration Inflation Protection Bond Fund G Class	36,702	387,205
		30,090,340
International Fixed Income Funds — 7.0%
Emerging Markets Debt Fund G Class	309,602	2,956,702
Global Bond Fund G Class	818,057	7,157,997
		10,114,699
Money Market Funds — 1.4%
U.S. Government Money Market Fund G Class	2,084,261	2,084,261
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $129,328,902)		144,959,268
OTHER ASSETS AND LIABILITIES — 0.0%		(3,144)
TOTAL NET ASSETS — 100.0%		$144,956,124

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Blend+ 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.8%
Avantis U.S. Equity Fund G Class	964,771	$20,935,530
Avantis U.S. Small Cap Value Fund G Class	125,702	2,331,776
Focused Dynamic Growth Fund G Class	182,975	15,448,568
Focused Large Cap Value Fund G Class	1,600,684	17,383,427
Growth Fund G Class	22,616	1,362,171
Heritage Fund G Class	150,335	3,971,860
Mid Cap Value Fund G Class	267,300	4,132,454
Small Cap Growth Fund G Class	89,581	2,244,002
		67,809,788
International Equity Funds — 28.7%
Avantis Emerging Markets Equity Fund G Class	233,409	3,713,536
Avantis International Equity Fund G Class	900,569	14,733,310
Emerging Markets Fund G Class	266,333	4,474,395
Focused International Growth Fund G Class	263,498	5,309,477
Global Real Estate Fund G Class	233,619	3,226,280
International Small-Mid Cap Fund G Class	172,534	2,222,244
International Value Fund G Class	51,956	596,457
Non-U.S. Intrinsic Value Fund G Class	444,305	4,878,465
		39,154,164
Domestic Fixed Income Funds — 15.2%
Avantis Core Fixed Income Fund G Class	1,797,108	15,275,416
High Income Fund G Class	451,998	3,973,059
Inflation-Adjusted Bond Fund G Class	136,621	1,449,548
		20,698,023
International Fixed Income Funds — 5.2%
Emerging Markets Debt Fund G Class	224,682	2,145,711
Global Bond Fund G Class	566,226	4,954,478
		7,100,189
Money Market Funds — 1.1%
U.S. Government Money Market Fund G Class	1,451,423	1,451,423
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $117,704,720)		136,213,587
OTHER ASSETS AND LIABILITIES — 0.0%		(2,695)
TOTAL NET ASSETS — 100.0%		$136,210,892

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Blend+ 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.4%
Avantis U.S. Equity Fund G Class	992,298	$21,532,857
Avantis U.S. Small Cap Value Fund G Class	132,067	2,449,835
Focused Dynamic Growth Fund G Class	206,227	17,411,786
Focused Large Cap Value Fund G Class	1,653,020	17,951,798
Heritage Fund G Class	154,084	4,070,911
Mid Cap Value Fund G Class	274,921	4,250,282
Small Cap Growth Fund G Class	92,109	2,307,328
		69,974,797
International Equity Funds — 31.8%
Avantis Emerging Markets Equity Fund G Class	216,794	3,449,190
Avantis International Equity Fund G Class	938,692	15,357,000
Emerging Markets Fund G Class	308,784	5,187,572
Focused International Growth Fund G Class	271,494	5,470,605
Global Real Estate Fund G Class	238,607	3,295,167
International Small-Mid Cap Fund G Class	181,850	2,342,232
Non-U.S. Intrinsic Value Fund G Class	519,063	5,699,315
		40,801,081
Domestic Fixed Income Funds — 9.8%
Avantis Core Fixed Income Fund G Class	1,098,483	9,337,108
High Income Fund G Class	274,003	2,408,486
Inflation-Adjusted Bond Fund G Class	81,104	860,514
		12,606,108
International Fixed Income Funds — 3.3%
Emerging Markets Debt Fund G Class	135,201	1,291,169
Global Bond Fund G Class	342,978	3,001,059
		4,292,228
Money Market Funds — 0.7%
U.S. Government Money Market Fund G Class	861,637	861,637
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $110,238,899)		128,535,851
OTHER ASSETS AND LIABILITIES — 0.0%		(2,592)
TOTAL NET ASSETS — 100.0%		$128,533,259

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Blend+ 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.5%
Avantis U.S. Equity Fund G Class	786,981	$17,077,498
Avantis U.S. Small Cap Value Fund G Class	102,620	1,903,600
Focused Dynamic Growth Fund G Class	164,359	13,876,812
Focused Large Cap Value Fund G Class	1,312,717	14,256,110
Heritage Fund G Class	123,278	3,257,016
Mid Cap Value Fund G Class	218,074	3,371,420
Small Cap Growth Fund G Class	73,202	1,833,702
		55,576,158
International Equity Funds — 34.1%
Avantis Emerging Markets Equity Fund G Class	167,087	2,658,346
Avantis International Equity Fund G Class	733,722	12,003,691
Emerging Markets Fund G Class	236,517	3,973,490
Focused International Growth Fund G Class	213,830	4,308,672
Global Real Estate Fund G Class	190,651	2,632,890
International Small-Mid Cap Fund G Class	141,499	1,822,503
Non-U.S. Intrinsic Value Fund G Class	404,760	4,444,259
		31,843,851
Domestic Fixed Income Funds — 4.6%
Avantis Core Fixed Income Fund G Class	370,452	3,148,839
High Income Fund G Class	91,996	808,644
Inflation-Adjusted Bond Fund G Class	26,679	283,064
		4,240,547
International Fixed Income Funds — 1.5%
Emerging Markets Debt Fund G Class	45,189	431,557
Global Bond Fund G Class	114,572	1,002,504
		1,434,061
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	292,784	292,784
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $80,058,507)		93,387,401
OTHER ASSETS AND LIABILITIES — 0.0%		(1,982)
TOTAL NET ASSETS — 100.0%		$93,385,419

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Blend+ 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.3%
Avantis U.S. Equity Fund G Class	760,352	$16,499,638
Avantis U.S. Small Cap Value Fund G Class	98,410	1,825,497
Focused Dynamic Growth Fund G Class	158,641	13,394,070
Focused Large Cap Value Fund G Class	1,269,449	13,786,214
Heritage Fund G Class	119,367	3,153,682
Mid Cap Value Fund G Class	210,269	3,250,758
Small Cap Growth Fund G Class	70,544	1,767,125
		53,676,984
International Equity Funds — 34.8%
Avantis Emerging Markets Equity Fund G Class	162,237	2,581,185
Avantis International Equity Fund G Class	717,992	11,746,350
Emerging Markets Fund G Class	232,737	3,909,979
Focused International Growth Fund G Class	206,411	4,159,179
Global Real Estate Fund G Class	183,864	2,539,159
International Small-Mid Cap Fund G Class	136,231	1,754,649
Non-U.S. Intrinsic Value Fund G Class	395,476	4,342,325
		31,032,826
Domestic Fixed Income Funds — 3.5%
Avantis Core Fixed Income Fund G Class	270,189	2,296,610
High Income Fund G Class	67,123	590,014
Inflation-Adjusted Bond Fund G Class	19,934	211,496
		3,098,120
International Fixed Income Funds — 1.2%
Emerging Markets Debt Fund G Class	33,392	318,897
Global Bond Fund G Class	84,378	738,306
		1,057,203
Money Market Funds — 0.2%
U.S. Government Money Market Fund G Class	212,238	212,238
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $77,644,387)		89,077,371
OTHER ASSETS AND LIABILITIES — 0.0%		(2,119)
TOTAL NET ASSETS — 100.0%		$89,075,252

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Blend+ 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.5%
Avantis U.S. Equity Fund G Class	165,737	$3,596,490
Avantis U.S. Small Cap Value Fund G Class	21,527	399,332
Focused Dynamic Growth Fund G Class	34,955	2,951,291
Focused Large Cap Value Fund G Class	275,838	2,995,597
Heritage Fund G Class	26,475	699,477
Mid Cap Value Fund G Class	46,153	713,522
Small Cap Growth Fund G Class	15,772	395,093
		11,750,802
International Equity Funds — 34.5%
Avantis Emerging Markets Equity Fund G Class	34,757	552,978
Avantis International Equity Fund G Class	154,603	2,529,311
Emerging Markets Fund G Class	50,355	845,968
Focused International Growth Fund G Class	45,374	914,296
Global Real Estate Fund G Class	40,130	554,193
International Small-Mid Cap Fund G Class	29,186	375,909
Non-U.S. Intrinsic Value Fund G Class	85,016	933,472
		6,706,127
Domestic Fixed Income Funds — 3.5%
Avantis Core Fixed Income Fund G Class	59,537	506,066
High Income Fund G Class	14,823	130,296
Inflation-Adjusted Bond Fund G Class	4,427	46,974
		683,336
International Fixed Income Funds — 1.2%
Emerging Markets Debt Fund G Class	7,353	70,217
Global Bond Fund G Class	18,693	163,568
		233,785
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	46,816	46,816
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $16,041,482)		19,420,866
OTHER ASSETS AND LIABILITIES — 0.0%		(270)
TOTAL NET ASSETS — 100.0%		$19,420,596

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Blend+ 2070 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.6%
Avantis U.S. Equity Fund G Class	2,275	$49,371
Avantis U.S. Small Cap Value Fund G Class	297	5,516
Focused Dynamic Growth Fund G Class	480	40,523
Focused Large Cap Value Fund G Class	3,787	41,123
Heritage Fund G Class	365	9,635
Mid Cap Value Fund G Class	636	9,825
Small Cap Growth Fund G Class	218	5,457
		161,450
International Equity Funds — 34.4%
Avantis Emerging Markets Equity Fund G Class	472	7,511
Avantis International Equity Fund G Class	2,117	34,636
Emerging Markets Fund G Class	675	11,344
Focused International Growth Fund G Class	624	12,581
Global Real Estate Fund G Class	553	7,640
International Small-Mid Cap Fund G Class	400	5,153
Non-U.S. Intrinsic Value Fund G Class	1,155	12,683
		91,548
Domestic Fixed Income Funds — 3.6%
Avantis Core Fixed Income Fund G Class	821	6,979
High Income Fund G Class	208	1,825
Inflation-Adjusted Bond Fund G Class	63	671
		9,475
International Fixed Income Funds — 1.2%
Emerging Markets Debt Fund G Class	104	992
Global Bond Fund G Class	261	2,282
		3,274
Money Market Funds — 0.2%
U.S. Government Money Market Fund G Class	671	671
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $264,828)		266,418
OTHER ASSETS AND LIABILITIES — 0.0%		20
TOTAL NET ASSETS — 100.0%		$266,438

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio
Assets
Investment securities - affiliated, at value	$61,836,274	$81,727,884
Receivable for investments sold	79,830	48,153
Receivable for capital shares sold	16,368	20,312
Distributions receivable from underlying funds	93,185	116,394
	62,025,657	81,912,743

Liabilities
Payable for investments purchased	93,185	116,394
Payable for capital shares redeemed	54,837	17,531
Accrued management fees	25,647	32,358
Distribution and service fees payable	17,056	20,228
	190,725	186,511

Net Assets	$61,834,932	$81,726,232

Net Assets Consist of:
Capital (par value and paid-in surplus)	$57,840,371	$74,736,755
Distributable earnings (loss)	3,994,561	6,989,477
	$61,834,932	$81,726,232

Investment securities - affiliated, at cost	$58,540,005	$75,841,341

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ In Retirement Portfolio
Investor Class, $0.01 Par Value	$3,909,280	367,406	$10.64
I Class, $0.01 Par Value	$455,194	42,789	$10.64
A Class, $0.01 Par Value	$26,417	2,484	$10.63
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.28
R Class, $0.01 Par Value	$38,975,894	3,665,161	$10.63
R6 Class, $0.01 Par Value	$18,468,147	1,734,955	$10.64
One Choice Blend+ 2025 Portfolio
Investor Class, $0.01 Par Value	$4,969,346	460,919	$10.78
I Class, $0.01 Par Value	$7,468	693	$10.78
A Class, $0.01 Par Value	$48,095	4,462	$10.78
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.44
R Class, $0.01 Par Value	$46,504,180	4,316,117	$10.77
R6 Class, $0.01 Par Value	$30,197,143	2,800,856	$10.78
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio
Assets
Investment securities - affiliated, at value	$132,276,279	$141,190,128
Receivable for investments sold	1,492,821	229,941
Receivable for capital shares sold	32,696	154,039
Distributions receivable from underlying funds	162,374	145,971
	133,964,170	141,720,079

Liabilities
Payable for investments purchased	162,374	145,971
Payable for capital shares redeemed	1,444,327	294,459
Accrued management fees	51,957	56,445
Distribution and service fees payable	31,887	36,023
	1,690,545	532,898

Net Assets	$132,273,625	$141,187,181

Net Assets Consist of:
Capital (par value and paid-in surplus)	$118,838,235	$126,205,617
Distributable earnings (loss)	13,435,390	14,981,564
	$132,273,625	$141,187,181

Investment securities - affiliated, at cost	$121,171,138	$128,063,961

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2030 Portfolio
Investor Class, $0.01 Par Value	$9,563,197	855,946	$11.17
I Class, $0.01 Par Value	$6,563	587	$11.18
A Class, $0.01 Par Value	$163,080	14,591	$11.18
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.86
R Class, $0.01 Par Value	$73,096,449	6,539,269	$11.18
R6 Class, $0.01 Par Value	$49,444,336	4,421,963	$11.18
One Choice Blend+ 2035 Portfolio
Investor Class, $0.01 Par Value	$9,953,787	859,722	$11.58
I Class, $0.01 Par Value	$209,940	18,133	$11.58
A Class, $0.01 Par Value	$298,723	25,791	$11.58
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$12.29
R Class, $0.01 Par Value	$83,490,325	7,216,767	$11.57
R6 Class, $0.01 Par Value	$47,234,406	4,078,273	$11.58
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio
Assets
Investment securities - affiliated, at value	$144,959,268	$136,213,587
Receivable for investments sold	142,075	—
Receivable for capital shares sold	31,185	266,136
Distributions receivable from underlying funds	121,821	85,536
	145,254,349	136,565,259

Liabilities
Payable for investments purchased	121,821	110,362
Payable for capital shares redeemed	77,814	159,152
Accrued management fees	59,283	52,455
Distribution and service fees payable	39,307	32,398
	298,225	354,367

Net Assets	$144,956,124	$136,210,892

Net Assets Consist of:
Capital (par value and paid-in surplus)	$126,469,514	$115,401,523
Distributable earnings (loss)	18,486,610	20,809,369
	$144,956,124	$136,210,892

Investment securities - affiliated, at cost	$129,328,902	$117,704,720

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2040 Portfolio
Investor Class, $0.01 Par Value	$10,175,822	852,559	$11.94
I Class, $0.01 Par Value	$26,327	2,205	$11.94
A Class, $0.01 Par Value	$425,695	35,672	$11.93
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$12.66
R Class, $0.01 Par Value	$90,447,784	7,580,581	$11.93
R6 Class, $0.01 Par Value	$43,880,496	3,674,265	$11.94
One Choice Blend+ 2045 Portfolio
Investor Class, $0.01 Par Value	$8,020,724	653,543	$12.27
I Class, $0.01 Par Value	$22,136	1,804	$12.27
A Class, $0.01 Par Value	$724,768	59,075	$12.27
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$13.02
R Class, $0.01 Par Value	$74,285,616	6,057,329	$12.26
R6 Class, $0.01 Par Value	$53,157,648	4,331,236	$12.27
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio
Assets
Investment securities - affiliated, at value	$128,535,851	$93,387,401
Receivable for investments sold	95,672	374,622
Receivable for capital shares sold	57,431	62,651
Distributions receivable from underlying funds	52,085	17,573
	128,741,039	93,842,247

Liabilities
Payable for investments purchased	52,085	17,573
Payable for capital shares redeemed	74,476	377,092
Accrued management fees	49,434	37,414
Distribution and service fees payable	31,785	24,749
	207,780	456,828

Net Assets	$128,533,259	$93,385,419

Net Assets Consist of:
Capital (par value and paid-in surplus)	$107,390,578	$77,851,755
Distributable earnings (loss)	21,142,681	15,533,664
	$128,533,259	$93,385,419

Investment securities - affiliated, at cost	$110,238,899	$80,058,507

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2050 Portfolio
Investor Class, $0.01 Par Value	$4,970,237	389,490	$12.76
I Class, $0.01 Par Value	$44,717	3,504	$12.76
A Class, $0.01 Par Value	$498,217	39,036	$12.76
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$13.54
R Class, $0.01 Par Value	$73,281,954	5,745,110	$12.76
R6 Class, $0.01 Par Value	$49,738,134	3,896,521	$12.76
One Choice Blend+ 2055 Portfolio
Investor Class, $0.01 Par Value	$4,643,465	355,478	$13.06
I Class, $0.01 Par Value	$17,573	1,345	$13.07
A Class, $0.01 Par Value	$199,094	15,250	$13.06
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$13.86
R Class, $0.01 Par Value	$56,663,460	4,341,226	$13.05
R6 Class, $0.01 Par Value	$31,861,827	2,436,479	$13.08
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Assets
Investment securities - affiliated, at value	$89,077,371	$19,420,866
Receivable for investments sold	13,478	—
Receivable for capital shares sold	55,807	142,479
Distributions receivable from underlying funds	12,830	2,753
	89,159,486	19,566,098

Liabilities
Payable for investments purchased	12,830	136,999
Payable for capital shares redeemed	5,016	250
Accrued management fees	38,985	6,817
Distribution and service fees payable	27,403	1,436
	84,234	145,502

Net Assets	$89,075,252	$19,420,596

Net Assets Consist of:
Capital (par value and paid-in surplus)	$75,132,793	$15,621,515
Distributable earnings (loss)	13,942,459	3,799,081
	$89,075,252	$19,420,596

Investment securities - affiliated, at cost	$77,644,387	$16,041,482

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2060 Portfolio
Investor Class, $0.01 Par Value	$6,746,319	507,836	$13.28
I Class, $0.01 Par Value	$81,275	6,119	$13.28
A Class, $0.01 Par Value	$224,850	16,935	$13.28
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$14.09
R Class, $0.01 Par Value	$63,240,375	4,767,092	$13.27
R6 Class, $0.01 Par Value	$18,782,433	1,414,219	$13.28
One Choice Blend+ 2065 Portfolio
Investor Class, $0.01 Par Value	$6,221,459	465,049	$13.38
I Class, $0.01 Par Value	$23,833	1,782	$13.37
A Class, $0.01 Par Value	$796,998	59,626	$13.37
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$14.19
R Class, $0.01 Par Value	$3,213,402	240,510	$13.36
R6 Class, $0.01 Par Value	$9,164,904	685,213	$13.38
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
One Choice Blend+ 2070 Portfolio
Assets
Investment securities - affiliated, at value	$266,418
Cash	92
Receivable for capital shares sold	6,242
Distributions receivable from underlying funds	37
272,789

Liabilities
Payable for investments purchased	6,231
Accrued management fees	90
Distribution and service fees payable	30
6,351

Net Assets	$266,438

Net Assets Consist of:
Capital (par value and paid-in surplus)	$258,661
Distributable earnings (loss)	7,777
$266,438

Investment securities - affiliated, at cost	$264,828

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2070 Portfolio
Investor Class, $0.01 Par Value	$132,814	12,837	$10.35
I Class, $0.01 Par Value	$26,375	2,549	$10.35
A Class, $0.01 Par Value	$26,382	2,549	$10.35
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$10.98
R Class, $0.01 Par Value	$54,485	5,267	$10.34
R6 Class, $0.01 Par Value	$26,382	2,549	$10.35
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$1,457,884	$1,993,520
Interest	207	10
	1,458,091	1,993,530

Expenses:
Management fees	140,016	182,554
Distribution and service fees:
A Class	28	51
R Class	95,647	114,745
Directors' fees and expenses	837	1,173
	236,528	298,523

Net investment income (loss)	1,221,563	1,695,007

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	88,930	263,411
Capital gain distributions received from underlying funds	1,459,632	2,143,824
	1,548,562	2,407,235

Change in net unrealized appreciation (depreciation) on investments in underlying funds	794,781	1,328,823

Net realized and unrealized gain (loss) on affiliates	2,343,343	3,736,058

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,564,906	$5,431,065

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$3,166,245	$3,188,772
Interest	17	140
	3,166,262	3,188,912

Expenses:
Management fees	291,002	308,084
Distribution and service fees:
A Class	122	375
R Class	178,801	197,723
Directors' fees and expenses	1,898	1,899
	471,823	508,081

Net investment income (loss)	2,694,439	2,680,831

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	592,772	631,398
Capital gain distributions received from underlying funds	3,942,052	4,129,465
	4,534,824	4,760,863

Change in net unrealized appreciation (depreciation) on investments in underlying funds	2,586,144	3,803,530

Net realized and unrealized gain (loss) on affiliates	7,120,968	8,564,393

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,815,407	$11,245,224

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$3,265,419	$3,063,978
Interest	27	79
	3,265,446	3,064,057

Expenses:
Management fees	323,561	284,201
Distribution and service fees:
A Class	432	835
R Class	214,348	175,314
Directors' fees and expenses	1,969	1,844
	540,310	462,194

Net investment income (loss)	2,725,136	2,601,863

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	825,302	823,549
Capital gain distributions received from underlying funds	4,242,989	4,107,195
	5,068,291	4,930,744

Change in net unrealized appreciation (depreciation) on investments in underlying funds	5,297,420	5,956,643

Net realized and unrealized gain (loss) on affiliates	10,365,711	10,887,387

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,090,847	$13,489,250

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$2,837,519	$2,031,840
Interest	39	3
	2,837,558	2,031,843

Expenses:
Management fees	268,788	202,952
Distribution and service fees:
A Class	414	162
R Class	173,059	135,140
Directors' fees and expenses	1,736	1,259
	443,997	339,513

Net investment income (loss)	2,393,561	1,692,330

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	903,714	598,772
Capital gain distributions received from underlying funds	4,110,351	3,256,804
	5,014,065	3,855,576

Change in net unrealized appreciation (depreciation) on investments in underlying funds	6,156,376	4,845,472

Net realized and unrealized gain (loss) on affiliates	11,170,441	8,701,048

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,564,002	$10,393,378

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$1,919,313	$388,217
Interest	19	93
	1,919,332	388,310

Expenses:
Management fees	210,351	33,666
Distribution and service fees:
A Class	166	658
R Class	147,369	5,488
Directors' fees and expenses	1,193	231
	359,079	40,043

Net investment income (loss)	1,560,253	348,267

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	531,606	65,962
Capital gain distributions received from underlying funds	3,124,442	635,551
	3,656,048	701,513

Change in net unrealized appreciation (depreciation) on investments in underlying funds	4,700,730	937,570

Net realized and unrealized gain (loss) on affiliates	8,356,778	1,639,083

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,917,031	$1,987,350
See Notes to Financial Statements.

Statements of Operations

FOR THE PERIOD ENDED JANUARY 31, 2026 (UNAUDITED)
One Choice Blend+ 2070 Portfolio(1)
Investment Income (Loss)
Income:
Income distributions from underlying funds	$3,828

Expenses:
Management fees	200
Distribution and service fees:
A Class	11
R Class	46
Directors' fees and expenses	1
258

Net investment income (loss)	3,570

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(202)
Capital gain distributions received from underlying funds	6,820
6,618

Change in net unrealized appreciation (depreciation) on investments in underlying funds	1,590

Net realized and unrealized gain (loss) on affiliates	8,208

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,778

(1)December 1, 2025 (fund inception) through January 31, 2026.

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	One Choice Blend+ In Retirement Portfolio		One Choice Blend+ 2025 Portfolio
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$1,221,563	$699,913	$1,695,007	$1,223,036
Net realized gain (loss)	1,548,562	499,407	2,407,235	1,239,523
Change in net unrealized appreciation (depreciation)	794,781	848,121	1,328,823	1,422,996
Net increase (decrease) in net assets resulting from operations	3,564,906	2,047,441	5,431,065	3,885,555

Distributions to Shareholders
From earnings:
Investor Class	(107,946)	(61,668)	(217,609)	(130,612)
I Class	(12,861)	(674)	(341)	(220)
A Class	(717)	(543)	(1,991)	(1,049)
R Class	(992,722)	(639)	(1,814,692)	(6,331)
R6 Class	(595,970)	(818,087)	(1,507,738)	(1,087,376)
Decrease in net assets from distributions	(1,710,216)	(881,611)	(3,542,371)	(1,225,588)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	6,162,176	36,642,728	3,724,755	41,707,222

Net increase (decrease) in net assets	8,016,866	37,808,558	5,613,449	44,367,189

Net Assets
Beginning of period	53,818,066	16,009,508	76,112,783	31,745,594
End of period	$61,834,932	$53,818,066	$81,726,232	$76,112,783

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	One Choice Blend+ 2030 Portfolio		One Choice Blend+ 2035 Portfolio
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$2,694,439	$1,897,368	$2,680,831	$1,603,931
Net realized gain (loss)	4,534,824	1,124,295	4,760,863	866,602
Change in net unrealized appreciation (depreciation)	2,586,144	3,486,805	3,803,530	4,358,956
Net increase (decrease) in net assets resulting from operations	9,815,407	6,508,468	11,245,224	6,829,489

Distributions to Shareholders
From earnings:
Investor Class	(362,491)	(211,889)	(371,509)	(234,518)
I Class	(271)	(180)	(1,531)	(1,027)
A Class	(5,991)	(412)	(10,279)	(5,920)
R Class	(2,523,543)	(6,988)	(2,641,376)	(4,612)
R6 Class	(2,231,356)	(1,514,431)	(1,860,406)	(1,149,113)
Decrease in net assets from distributions	(5,123,652)	(1,733,900)	(4,885,101)	(1,395,190)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,313,237	68,907,054	11,925,346	70,607,731

Net increase (decrease) in net assets	7,004,992	73,681,622	18,285,469	76,042,030

Net Assets
Beginning of period	125,268,633	51,587,011	122,901,712	46,859,682
End of period	$132,273,625	$125,268,633	$141,187,181	$122,901,712

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	One Choice Blend+ 2040 Portfolio		One Choice Blend+ 2045 Portfolio
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$2,725,136	$1,307,899	$2,601,863	$1,348,900
Net realized gain (loss)	5,068,291	839,457	4,930,744	1,259,772
Change in net unrealized appreciation (depreciation)	5,297,420	5,060,318	5,956,643	5,562,216
Net increase (decrease) in net assets resulting from operations	13,090,847	7,207,674	13,489,250	8,170,888

Distributions to Shareholders
From earnings:
Investor Class	(316,443)	(212,514)	(285,299)	(214,989)
I Class	(971)	(327)	(832)	(740)
A Class	(12,695)	(4,883)	(23,931)	(5,906)
R Class	(2,696,001)	(16,524)	(2,353,615)	(20,073)
R6 Class	(1,696,078)	(1,441,592)	(2,129,294)	(1,929,464)
Decrease in net assets from distributions	(4,722,188)	(1,675,840)	(4,792,971)	(2,171,172)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,445,902	78,193,473	9,181,672	63,043,692

Net increase (decrease) in net assets	18,814,561	83,725,307	17,877,951	69,043,408

Net Assets
Beginning of period	126,141,563	42,416,256	118,332,941	49,289,533
End of period	$144,956,124	$126,141,563	$136,210,892	$118,332,941

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	One Choice Blend+ 2050 Portfolio		One Choice Blend+ 2055 Portfolio
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$2,393,561	$1,092,141	$1,692,330	$615,790
Net realized gain (loss)	5,014,065	762,821	3,855,576	673,754
Change in net unrealized appreciation (depreciation)	6,156,376	5,988,839	4,845,472	4,342,143
Net increase (decrease) in net assets resulting from operations	13,564,002	7,843,801	10,393,378	5,631,687

Distributions to Shareholders
From earnings:
Investor Class	(178,379)	(111,201)	(156,964)	(74,550)
I Class	(1,688)	(723)	(677)	(193)
A Class	(12,462)	(5,871)	(5,896)	(1,827)
R Class	(2,264,362)	(10,938)	(1,707,976)	(10,531)
R6 Class	(1,951,344)	(1,359,407)	(1,196,904)	(809,623)
Decrease in net assets from distributions	(4,408,235)	(1,488,140)	(3,068,417)	(896,724)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	7,448,462	63,575,109	5,726,338	48,709,431

Net increase (decrease) in net assets	16,604,229	69,930,770	13,051,299	53,444,394

Net Assets
Beginning of period	111,929,030	41,998,260	80,334,120	26,889,726
End of period	$128,533,259	$111,929,030	$93,385,419	$80,334,120

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	One Choice Blend+ 2060 Portfolio		One Choice Blend+ 2065 Portfolio
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$1,560,253	$429,427	$348,267	$200,130
Net realized gain (loss)	3,656,048	328,353	701,513	160,672
Change in net unrealized appreciation (depreciation)	4,700,730	3,884,812	937,570	1,153,234
Net increase (decrease) in net assets resulting from operations	9,917,031	4,642,592	1,987,350	1,514,036

Distributions to Shareholders
From earnings:
Investor Class	(221,190)	(117,986)	(168,156)	(78,507)
I Class	(2,739)	(743)	(697)	(205)
A Class	(5,728)	(911)	(19,317)	(3,282)
R Class	(1,696,994)	(7,284)	(55,564)	(12,346)
R6 Class	(645,676)	(507,002)	(267,745)	(112,892)
Decrease in net assets from distributions	(2,572,327)	(633,926)	(511,479)	(207,232)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	6,657,325	53,214,740	3,979,714	4,036,354

Net increase (decrease) in net assets	14,002,029	57,223,406	5,455,585	5,343,158

Net Assets
Beginning of period	75,073,223	17,849,817	13,965,011	8,621,853
End of period	$89,075,252	$75,073,223	$19,420,596	$13,965,011

See Notes to Financial Statements.

Statements of Changes in Net Assets

PERIOD ENDED JANUARY 31, 2026 (UNAUDITED)
Increase (Decrease) in Net Assets	One Choice Blend+ 2070 Portfolio(1)
Operations
Net investment income (loss)	$3,570
Net realized gain (loss)	6,618
Change in net unrealized appreciation (depreciation)	1,590
Net increase (decrease) in net assets resulting from operations	11,778

Distributions to Shareholders
From earnings:
Investor Class	(1,535)
I Class	(483)
A Class	(473)
R Class	(1,024)
R6 Class	(486)
Decrease in net assets from distributions	(4,001)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	258,661

Net increase (decrease) in net assets	266,438

Net Assets
End of period	$266,438

(1)December 1, 2025 (fund inception) through January 31, 2026.

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2026 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Each fund operates as a fund of funds, meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds) that represent a variety of asset classes and investment styles. Additional information and attributes of each underlying fund are available at americancentury.com or avantisinvestors.com. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

One Choice Blend+ In Retirement Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2025 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2030 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2035 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2040 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2045 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2050 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2055 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2060 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2065 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2070 Portfolio	Investor, I, A, R, R6
All classes of One Choice Blend+ 2070 Portfolio commenced sale on December 1, 2025, the fund's inception date.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund’s investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Open-end management investment companies are valued at their reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedule of Investments provides additional information on a fund's portfolio holdings.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The annual management fee for each class of each fund is as follows:

Investor, A, and R Classes	I Class	R6 Class
0.58%	0.38%	0.23%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
One Choice Blend+ 2070 Portfolio	American Century Investment Management, Inc. (ACIM)	49%

4. Investment Transactions

Investment transactions for the period ended January 31, 2026 were as follows:

	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Purchases	$15,951,846	$15,992,396	$28,614,801	$29,994,450	$28,010,010
Sales	$8,817,349	$11,969,529	$24,786,071	$16,140,962	$15,315,027

	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio	One Choice Blend+ 2070 Portfolio(1)
Purchases	$24,782,891	$23,222,323	$18,517,214	$19,234,470	$5,945,525	$274,306
Sales	$13,682,437	$13,675,592	$10,908,177	$10,462,658	$1,493,202	$9,276

(1)December 1, 2025 (fund inception) through January 31, 2026.

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ In Retirement Portfolio
Investor Class
Sold	187,941	$1,998,651	126,203	$1,291,745
Issued in connection with reorganization (Note 8)	—	—	82,364	783,228
Issued in reinvestment of distributions	9,578	100,285	5,077	48,893
Redeemed	(83,842)	(892,034)	(34,542)	(351,445)
	113,677	1,206,902	179,102	1,772,421
I Class
Sold	6,012	63,714	8	92
Issued in connection with reorganization (Note 8)	—	—	36,006	342,529
Issued in reinvestment of distributions	1,228	12,861	70	673
Redeemed	(1,722)	(18,036)	—	—
	5,518	58,539	36,084	343,294
A Class
Sold	1,016	10,852	136	1,371
Issued in connection with reorganization (Note 8)	—	—	558	5,309
Issued in reinvestment of distributions	69	717	56	543
Redeemed	(418)	(4,460)	—	—
	667	7,109	750	7,223
R Class
Sold	216,694	2,290,512	3,601,456	36,277,102
Issued in connection with reorganization (Note 8)	—	—	948	9,020
Issued in reinvestment of distributions	94,816	992,722	66	639
Redeemed	(197,550)	(2,090,876)	(52,593)	(537,226)
	113,960	1,192,358	3,549,877	35,749,535
R6 Class
Sold	588,900	6,301,824	369,876	3,727,212
Issued in connection with reorganization (Note 8)	—	—	141,381	1,344,979
Issued in reinvestment of distributions	56,922	595,970	84,671	818,087
Redeemed	(302,444)	(3,200,526)	(708,493)	(7,120,023)
	343,378	3,697,268	(112,565)	(1,229,745)
Net increase (decrease)	577,200	$6,162,176	3,653,248	$36,642,728

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2025 Portfolio
Investor Class
Sold	81,120	$879,288	180,596	$1,814,499
Issued in reinvestment of distributions	20,497	217,065	13,260	130,612
Redeemed	(55,805)	(607,858)	(183,580)	(1,877,327)
	45,812	488,495	10,276	67,784
I Class
Sold	2	15	93	950
Issued in reinvestment of distributions	32	341	22	220
	34	356	115	1,170
A Class
Sold	1,241	13,626	224	2,455
Issued in reinvestment of distributions	188	1,991	107	1,049
Redeemed	—	—	(225)	(2,517)
	1,429	15,617	106	987
R Class
Sold	318,557	3,433,453	4,261,899	43,816,239
Issued in reinvestment of distributions	171,359	1,814,692	643	6,330
Redeemed	(279,097)	(3,017,625)	(166,070)	(1,736,357)
	210,819	2,230,520	4,096,472	42,086,212
R6 Class
Sold	318,274	3,488,855	1,393,123	14,117,281
Issued in reinvestment of distributions	142,374	1,507,738	110,506	1,087,376
Redeemed	(370,260)	(4,006,826)	(1,522,362)	(15,653,588)
	90,388	989,767	(18,733)	(448,931)
Net increase (decrease)	348,482	$3,724,755	4,088,236	$41,707,222

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2030 Portfolio
Investor Class
Sold	167,304	$1,854,794	312,767	$3,248,138
Issued in reinvestment of distributions	32,873	359,625	21,083	211,889
Redeemed	(50,540)	(563,922)	(212,159)	(2,191,454)
	149,637	1,650,497	121,691	1,268,573
I Class
Issued in reinvestment of distributions	25	271	18	180
A Class
Sold	12,923	145,854	897	9,254
Issued in reinvestment of distributions	547	5,991	41	412
Redeemed	(909)	(10,278)	(2)	(25)
	12,561	141,567	936	9,641
R Class
Sold	611,146	6,760,257	6,320,873	66,454,664
Issued in reinvestment of distributions	230,250	2,523,543	695	6,988
Redeemed	(519,639)	(5,778,462)	(125,166)	(1,328,087)
	321,757	3,505,338	6,196,402	65,133,565
R6 Class
Sold	665,802	7,517,710	1,201,980	12,418,730
Issued in reinvestment of distributions	203,777	2,231,356	150,690	1,514,431
Redeemed	(1,140,860)	(12,733,502)	(1,104,479)	(11,438,066)
	(271,281)	(2,984,436)	248,191	2,495,095
Net increase (decrease)	212,699	$2,313,237	6,567,238	$68,907,054

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2035 Portfolio
Investor Class
Sold	92,194	$1,057,231	489,018	$5,170,405
Issued in reinvestment of distributions	32,877	371,509	22,925	234,518
Redeemed	(75,838)	(864,490)	(486,552)	(5,107,923)
	49,233	564,250	25,391	297,000
I Class
Sold	14,743	169,241	353	3,650
Issued in reinvestment of distributions	135	1,531	100	1,027
Redeemed	—	—	(362)	(3,428)
	14,878	170,772	91	1,249
A Class
Sold	2,352	27,156	25,527	267,303
Issued in reinvestment of distributions	910	10,279	578	5,920
Redeemed	(13,425)	(151,097)	(2,885)	(29,873)
	(10,163)	(113,662)	23,220	243,350
R Class
Sold	660,867	7,570,669	6,821,833	73,081,490
Issued in reinvestment of distributions	233,957	2,641,376	451	4,612
Redeemed	(370,397)	(4,245,877)	(158,794)	(1,718,353)
	524,427	5,966,168	6,663,490	71,367,749
R6 Class
Sold	780,008	9,017,429	1,594,501	16,835,180
Issued in reinvestment of distributions	164,784	1,860,406	112,328	1,149,113
Redeemed	(480,479)	(5,540,017)	(1,813,454)	(19,285,910)
	464,313	5,337,818	(106,625)	(1,301,617)
Net increase (decrease)	1,042,688	$11,925,346	6,605,567	$70,607,731

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2040 Portfolio
Investor Class
Sold	363,392	$4,282,903	282,970	$3,072,189
Issued in reinvestment of distributions	27,195	315,193	20,513	212,514
Redeemed	(233,423)	(2,755,367)	(117,340)	(1,267,559)
	157,164	1,842,729	186,143	2,017,144
I Class
Sold	1,298	14,899	9	100
Issued in reinvestment of distributions	84	971	32	327
	1,382	15,870	41	427
A Class
Sold	11,254	133,276	13,116	141,668
Issued in reinvestment of distributions	1,095	12,695	471	4,883
Redeemed	(1,074)	(12,807)	(1,027)	(10,658)
	11,275	133,164	12,560	135,893
R Class
Sold	709,020	8,277,827	6,954,270	75,623,949
Issued in reinvestment of distributions	232,614	2,696,001	1,595	16,524
Redeemed	(282,199)	(3,333,038)	(76,912)	(843,768)
	659,435	7,640,790	6,878,953	74,796,705
R6 Class
Sold	349,028	4,125,191	995,596	10,569,394
Issued in reinvestment of distributions	146,340	1,696,078	139,150	1,441,592
Redeemed	(429,372)	(5,007,920)	(1,003,113)	(10,767,682)
	65,996	813,349	131,633	1,243,304
Net increase (decrease)	895,252	$10,445,902	7,209,330	$78,193,473

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2045 Portfolio
Investor Class
Sold	143,602	$1,736,748	134,829	$1,458,534
Issued in reinvestment of distributions	24,015	285,299	20,417	214,989
Redeemed	(50,343)	(608,268)	(60,624)	(648,670)
	117,274	1,413,779	94,622	1,024,853
I Class
Sold	93	1,117	—	—
Issued in reinvestment of distributions	70	832	70	740
	163	1,949	70	740
A Class
Sold	4,406	53,482	53,184	574,470
Issued in reinvestment of distributions	2,014	23,931	561	5,906
Redeemed	(574)	(6,982)	(4,068)	(42,617)
	5,846	70,431	49,677	537,759
R Class
Sold	612,849	7,356,174	5,795,774	64,180,540
Issued in reinvestment of distributions	198,283	2,353,615	1,906	20,073
Redeemed	(342,569)	(4,116,893)	(254,932)	(2,842,983)
	468,563	5,592,896	5,542,748	61,357,630
R6 Class
Sold	358,935	4,330,741	849,957	9,179,746
Issued in reinvestment of distributions	179,385	2,129,294	183,235	1,929,464
Redeemed	(363,128)	(4,357,418)	(1,004,640)	(10,986,500)
	175,192	2,102,617	28,552	122,710
Net increase (decrease)	767,038	$9,181,672	5,715,669	$63,043,692

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2050 Portfolio
Investor Class
Sold	57,691	$717,942	109,873	$1,206,105
Issued in reinvestment of distributions	14,490	178,379	10,287	111,201
Redeemed	(48,957)	(614,027)	(56,346)	(613,068)
	23,224	282,294	63,814	704,238
I Class
Sold	1,318	16,518	1,451	16,270
Issued in reinvestment of distributions	137	1,688	67	723
Redeemed	(14)	(170)	—	—
	1,441	18,036	1,518	16,993
A Class
Sold	21,528	270,230	14,506	158,260
Issued in reinvestment of distributions	1,012	12,462	543	5,871
Redeemed	(5,064)	(62,618)	(1,265)	(14,068)
	17,476	220,074	13,784	150,063
R Class
Sold	512,903	6,353,884	5,411,285	61,711,788
Issued in reinvestment of distributions	183,796	2,264,362	1,012	10,938
Redeemed	(306,230)	(3,799,643)	(98,369)	(1,139,435)
	390,469	4,818,603	5,313,928	60,583,291
R6 Class
Sold	472,852	5,900,361	1,013,078	11,157,223
Issued in reinvestment of distributions	158,517	1,951,344	125,754	1,359,407
Redeemed	(467,624)	(5,742,250)	(938,930)	(10,396,106)
	163,745	2,109,455	199,902	2,120,524
Net increase (decrease)	596,355	$7,448,462	5,592,946	$63,575,109

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2055 Portfolio
Investor Class
Sold	60,674	$770,124	135,403	$1,539,368
Issued in reinvestment of distributions	12,487	156,964	6,808	74,550
Redeemed	(27,537)	(348,879)	(41,688)	(475,526)
	45,624	578,209	100,523	1,138,392
I Class
Sold	806	10,356	—	—
Issued in reinvestment of distributions	54	677	18	193
Redeemed	(77)	(998)	—	—
	783	10,035	18	193
A Class
Sold	11,620	149,159	4,754	53,331
Issued in reinvestment of distributions	469	5,896	167	1,827
Redeemed	(2,775)	(36,361)	(1,758)	(19,790)
	9,314	118,694	3,163	35,368
R Class
Sold	411,665	5,183,684	4,174,772	48,260,438
Issued in reinvestment of distributions	135,877	1,707,976	962	10,531
Redeemed	(302,417)	(3,835,778)	(113,858)	(1,342,590)
	245,125	3,055,882	4,061,876	46,928,379
R6 Class
Sold	382,688	4,881,779	679,190	7,513,561
Issued in reinvestment of distributions	95,144	1,196,904	73,938	809,623
Redeemed	(328,294)	(4,115,165)	(680,051)	(7,716,085)
	149,538	1,963,518	73,077	607,099
Net increase (decrease)	450,384	$5,726,338	4,238,657	$48,709,431

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2060 Portfolio
Investor Class
Sold	109,442	$1,381,804	179,822	$2,047,467
Issued in reinvestment of distributions	17,279	220,824	10,649	117,986
Redeemed	(55,763)	(719,878)	(33,156)	(374,926)
	70,958	882,750	157,315	1,790,527
I Class
Sold	4,012	49,949	3,570	40,422
Issued in reinvestment of distributions	215	2,739	67	743
Redeemed	(421)	(5,367)	(2,586)	(29,969)
	3,806	47,321	1,051	11,196
A Class
Sold	13,001	169,053	3,150	36,564
Issued in reinvestment of distributions	448	5,728	82	911
Redeemed	(1,062)	(13,760)	(533)	(6,244)
	12,387	161,021	2,699	31,231
R Class
Sold	615,972	7,838,226	4,357,528	50,970,820
Issued in reinvestment of distributions	132,889	1,696,994	658	7,284
Redeemed	(279,067)	(3,578,472)	(84,702)	(1,004,610)
	469,794	5,956,748	4,273,484	49,973,494
R6 Class
Sold	224,862	2,895,133	497,194	5,540,020
Issued in reinvestment of distributions	50,562	645,676	45,800	507,002
Redeemed	(310,229)	(3,931,324)	(407,054)	(4,638,730)
	(34,805)	(390,515)	135,940	1,408,292
Net increase (decrease)	522,140	$6,657,325	4,570,489	$53,214,740

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2065 Portfolio
Investor Class
Sold	69,890	$902,579	147,186	$1,662,309
Issued in reinvestment of distributions	13,066	168,156	7,060	78,507
Redeemed	(36,554)	(470,706)	(53,790)	(613,880)
	46,402	600,029	100,456	1,126,936
I Class
Sold	542	7,041	621	6,910
Issued in reinvestment of distributions	54	697	19	205
Redeemed	(3)	(37)	—	—
	593	7,701	640	7,115
A Class
Sold	40,747	529,511	9,893	111,356
Issued in reinvestment of distributions	1,502	19,317	296	3,282
Redeemed	(2,538)	(32,796)	(3,078)	(37,176)
	39,711	516,032	7,111	77,462
R Class
Sold	167,895	2,163,594	71,811	842,212
Issued in reinvestment of distributions	4,321	55,564	1,111	12,346
Redeemed	(55,612)	(714,666)	(16,386)	(185,154)
	116,604	1,504,492	56,536	669,404
R6 Class
Sold	162,361	2,105,524	321,511	3,621,686
Issued in reinvestment of distributions	20,820	267,745	10,161	112,892
Redeemed	(80,016)	(1,021,809)	(138,917)	(1,579,141)
	103,165	1,351,460	192,755	2,155,437
Net increase (decrease)	306,475	$3,979,714	357,498	$4,036,354

	Period ended January 31, 2026(1)
	Shares	Amount
One Choice Blend+ 2070 Portfolio
Investor Class
Sold	13,561	$136,959
Issued in reinvestment of distributions	154	1,535
Redeemed	(878)	(9,006)
	12,837	129,488
I Class
Sold	2,500	25,000
Issued in reinvestment of distributions	49	483
	2,549	25,483
A Class
Sold	2,502	25,012
Issued in reinvestment of distributions	47	473
	2,549	25,485
R Class
Sold	6,041	60,697
Issued in reinvestment of distributions	103	1,024
Redeemed	(877)	(9,002)
	5,267	52,719
R6 Class
Sold	2,500	25,000
Issued in reinvestment of distributions	49	486
	2,549	25,486
Net increase (decrease)	25,751	$258,661

(1)December 1, 2025 (fund inception) through January 31, 2026.

6. Risk Factors

The overall risk profile of a fund will be impacted by the underlying funds’ investment strategies, including the investment vehicles and techniques utilized to manage each portfolio. The net asset value of a fund will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Federal tax cost of investments	$59,373,766	$77,031,608	$123,021,980	$130,494,206	$130,858,199
Gross tax appreciation of investments	$2,500,236	$4,722,118	$9,333,844	$10,899,735	$14,407,154
Gross tax depreciation of investments	(37,728)	(25,842)	(79,545)	(203,813)	(306,085)
Net tax appreciation (depreciation) of investments	$2,462,508	$4,696,276	$9,254,299	$10,695,922	$14,101,069

	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio	One Choice Blend+ 2070 Portfolio
Federal tax cost of investments	$119,633,057	$111,522,313	$81,135,286	$78,242,636	$16,252,597	$265,125
Gross tax appreciation of investments	$16,876,457	$17,264,149	$12,502,798	$11,152,817	$3,185,561	$5,436
Gross tax depreciation of investments	(295,927)	(250,611)	(250,683)	(318,082)	(17,292)	(4,143)
Net tax appreciation (depreciation) of investments	$16,580,530	$17,013,538	$12,252,115	$10,834,735	$3,168,269	$1,293

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

8. Reorganization

On December 5, 2024, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice® Blend+ 2015 Portfolio, one fund in a series issued by the corporation, were transferred to One Choice® Blend+ 2020 Portfolio in exchange for shares of One Choice Blend+ 2020 Portfolio. At the time of the reorganization, One Choice Blend+ 2020 Portfolio was renamed One Choice Blend+ In Retirement Portfolio. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of One Choice Blend+ In Retirement Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on April 11,2025.

The reorganization was accomplished by a tax-free exchange of shares. On April 11, 2025, One Choice Blend+ 2015 Portfolio exchanged its shares for shares of One Choice Blend+ In Retirement Portfolio as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
One Choice Blend+ 2015 Portfolio - Investor Class	82,712	One Choice Blend+ In Retirement Portfolio - Investor Class	82,364
One Choice Blend+ 2015 Portfolio - I Class	36,196	One Choice Blend+ In Retirement Portfolio - I Class	36,006
One Choice Blend+ 2015 Portfolio - A Class	561	One Choice Blend+ In Retirement Portfolio - A Class	558
One Choice Blend+ 2015 Portfolio - R Class	953	One Choice Blend+ In Retirement Portfolio - R Class	948
One Choice Blend+ 2015 Portfolio - R6 Class	142,128	One Choice Blend+ In Retirement Portfolio - R6 Class	141,381

The net assets of One Choice Blend+ 2015 Portfolio and One Choice Blend+ In Retirement Portfolio immediately before the reorganization were $2,485,065 and $16,071,135, respectively. One Choice Blend+ 2015 Portfolio's unrealized appreciation of $141,259 was combined with that of One Choice Blend+ In Retirement Portfolio. Immediately after the reorganization, the combined net assets were $18,556,200.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2026 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ In Retirement Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$14,853	$2,819	$2,249	$199	$15,622	1,838	$7	$346
High Income Fund	2,032	329	143	16	2,234	254	1	76
Inflation-Adjusted Bond Fund	2,690	412	509	6	2,599	245	2	60
Short Duration Fund	3,379	571	242	17	3,725	377	1	86
Short Duration Inflation Protection Bond Fund	3,370	974	205	(43)	4,096	388	1	122
Avantis U.S. Equity Fund	4,245	562	1,101	301	4,007	185	87	109
Avantis U.S. Small Cap Value Fund	428	137	80	49	534	29	5	36
Focused Large Cap Value Fund	4,595	1,836	711	30	5,750	529	(6)	610
Growth Fund	4,083	2,006	785	(385)	4,919	82	(35)	670
Heritage Fund	229	97	5	(50)	271	10	—	40
Mid Cap Value Fund	827	315	80	(40)	1,022	66	(1)	126
Small Cap Growth Fund	431	135	54	5	517	21	1	33
Emerging Markets Debt Fund	674	94	54	29	743	78	1	28
Global Bond Fund	6,756	1,262	1,663	(48)	6,307	721	5	244
Avantis International Equity Fund	2,172	1,731	507	459	3,855	236	17	131
Focused International Growth Fund	1,172	298	104	76	1,442	72	1	15
Global Real Estate Fund	499	135	32	23	625	45	—	24
International Value Fund	1,383	376	200	151	1,710	149	2	150
U.S. Government Money Market Fund	—	1,863	5	—	1,858	1,858	—	12
	$53,818	$15,952	$8,729	$795	$61,836	7,183	$89	$2,918
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2025 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$19,819	$2,134	$2,642	$274	$19,585	2,304	$13	$456
High Income Fund	3,474	252	249	26	3,503	399	2	127
Inflation-Adjusted Bond Fund	3,463	227	545	9	3,154	297	6	75
Short Duration Fund	3,038	407	162	15	3,298	334	—	79
Short Duration Inflation Protection Bond Fund	3,706	923	189	(45)	4,395	417	(1)	133
Avantis U.S. Equity Fund	7,181	589	2,015	489	6,244	288	160	173
Avantis U.S. Small Cap Value Fund	694	157	135	79	795	43	5	56
Focused Large Cap Value Fund	6,941	2,020	981	45	8,025	739	9	868
Growth Fund	6,321	2,059	883	(542)	6,955	115	(19)	970
Heritage Fund	586	170	30	(114)	612	23	(2)	92
Mid Cap Value Fund	1,320	386	149	(55)	1,502	97	(4)	188
Small Cap Growth Fund	697	138	70	9	774	31	1	49
Avantis Emerging Markets Equity Fund	484	21	98	64	471	30	12	18
Avantis International Equity Fund	3,426	2,460	988	690	5,588	342	47	196
Focused International Growth Fund	1,869	286	189	115	2,081	103	5	23
Global Real Estate Fund	836	131	41	39	965	70	—	39
International Small-Mid Cap Fund	137	12	29	16	136	11	3	4
International Value Fund	2,131	456	379	222	2,430	212	14	218
Emerging Markets Debt Fund	1,290	77	134	54	1,287	135	1	49
Global Bond Fund	8,700	798	1,769	(61)	7,668	876	11	310
U.S. Government Money Market Fund	—	2,289	29	—	2,260	2,260	—	14
	$76,113	$15,992	$11,706	$1,329	$81,728	9,126	$263	$4,137
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2030 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$14,949	$1,206	$4,544	$954	$12,565	579	$368	$345
Avantis U.S. Small Cap Value Fund	1,396	281	301	155	1,531	83	14	107
Focused Large Cap Value Fund	12,769	3,201	2,026	90	14,034	1,292	14	1,517
Growth Fund	12,018	3,523	1,757	(1,045)	12,739	212	42	1,755
Heritage Fund	1,638	464	165	(303)	1,634	62	(5)	248
Mid Cap Value Fund	2,607	688	370	(95)	2,830	183	(15)	354
Small Cap Growth Fund	1,402	275	197	18	1,498	60	6	96
Avantis Core Fixed Income Fund	28,455	4,702	5,557	401	28,001	3,294	9	645
High Income Fund	5,971	703	664	45	6,055	689	4	217
Inflation-Adjusted Bond Fund	4,748	485	920	27	4,340	409	(6)	102
Short Duration Fund	2,133	447	159	11	2,432	246	—	57
Short Duration Inflation Protection Bond Fund	4,104	1,371	370	(53)	5,052	479	(1)	151
Avantis Emerging Markets Equity Fund	2,156	170	488	286	2,124	134	46	80
Avantis International Equity Fund	6,543	4,498	1,889	1,296	10,448	639	68	361
Focused International Growth Fund	3,586	483	383	218	3,904	194	5	42
Global Real Estate Fund	1,742	280	178	81	1,925	139	3	77
International Small-Mid Cap Fund	595	66	129	71	603	47	10	19
International Value Fund	3,996	693	731	402	4,360	380	22	388
Emerging Markets Debt Fund	2,501	210	279	103	2,535	265	3	102
Global Bond Fund	11,960	1,719	3,046	(76)	10,557	1,206	6	425
U.S. Government Money Market Fund	—	3,150	41	—	3,109	3,109	—	20
	$125,269	$28,615	$24,194	$2,586	$132,276	13,701	$593	$7,108
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2035 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$17,959	$1,848	$4,659	$1,226	$16,374	755	$400	$427
Avantis U.S. Small Cap Value Fund	1,626	323	205	188	1,932	104	11	126
Focused Dynamic Growth Fund	4,581	725	812	133	4,627	55	68	298
Focused Large Cap Value Fund	13,465	3,413	1,039	108	15,947	1,468	13	1,642
Growth Fund	8,539	3,241	649	(837)	10,294	171	29	1,338
Heritage Fund	2,405	715	85	(463)	2,572	97	(2)	370
Mid Cap Value Fund	2,968	741	135	(122)	3,452	223	1	409
Small Cap Growth Fund	1,634	300	113	22	1,843	74	3	112
Avantis Core Fixed Income Fund	23,718	4,768	3,011	330	25,805	3,036	4	562
High Income Fund	5,574	871	272	45	6,218	707	—	211
Inflation-Adjusted Bond Fund	3,119	517	317	7	3,326	313	—	75
Short Duration Fund	836	192	9	4	1,023	104	—	23
Short Duration Inflation Protection Bond Fund	1,747	854	17	(30)	2,554	242	—	74
Avantis Emerging Markets Equity Fund	2,681	226	238	431	3,100	195	12	110
Avantis International Equity Fund	7,236	4,867	1,010	1,529	12,622	772	30	413
Emerging Markets Fund	1,248	69	230	279	1,366	81	30	28
Focused International Growth Fund	4,009	470	117	250	4,612	229	—	47
Global Real Estate Fund	2,164	277	50	101	2,492	180	—	95
International Small-Mid Cap Fund	1,086	108	98	149	1,245	97	4	35
International Value Fund	2,901	635	204	319	3,651	318	5	301
Non-U.S. Intrinsic Value Fund	1,347	184	151	90	1,470	134	12	150
Emerging Markets Debt Fund	2,640	300	135	115	2,920	306	1	109
Global Bond Fund	9,419	1,690	1,954	(70)	9,085	1,038	10	346
U.S. Government Money Market Fund	—	2,660	—	—	2,660	2,660	—	17
	$122,902	$29,994	$15,510	$3,804	$141,190	13,359	$631	$7,318
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2040 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$21,938	$1,803	$5,308	$1,520	$19,953	920	$463	$519
Avantis U.S. Small Cap Value Fund	1,939	291	197	226	2,259	122	8	148
Focused Dynamic Growth Fund	10,184	2,031	1,556	324	10,983	130	129	698
Focused Large Cap Value Fund	14,502	3,278	925	118	16,973	1,563	12	1,749
Growth Fund	4,461	1,858	288	(461)	5,570	92	25	721
Heritage Fund	3,434	1,007	104	(663)	3,674	139	(2)	528
Mid Cap Value Fund	3,460	754	126	(140)	3,948	255	(3)	473
Small Cap Growth Fund	1,949	238	93	27	2,121	85	4	131
Avantis Emerging Markets Equity Fund	3,804	326	454	589	4,265	268	34	151
Avantis International Equity Fund	8,047	5,656	1,220	1,716	14,199	868	42	464
Emerging Markets Fund	2,777	195	523	618	3,067	183	86	66
Focused International Growth Fund	4,504	485	125	282	5,146	255	—	52
Global Real Estate Fund	2,665	312	77	127	3,027	219	(2)	116
International Small-Mid Cap Fund	1,799	166	180	244	2,029	158	9	58
International Value Fund	1,713	382	52	192	2,235	195	2	182
Non-U.S. Intrinsic Value Fund	2,809	414	198	196	3,221	293	20	333
Avantis Core Fixed Income Fund	19,398	3,622	1,555	281	21,746	2,558	(3)	472
High Income Fund	4,896	840	157	40	5,619	639	—	190
Inflation-Adjusted Bond Fund	1,857	364	23	1	2,199	207	(2)	50
Short Duration Fund	61	78	—	—	139	14	—	2
Short Duration Inflation Protection Bond Fund	123	272	1	(7)	387	37	—	12
Emerging Markets Debt Fund	2,586	306	51	116	2,957	310	—	109
Global Bond Fund	7,236	1,248	1,277	(49)	7,158	818	3	271
U.S. Government Money Market Fund	—	2,084	—	—	2,084	2,084	—	13
	$126,142	$28,010	$14,490	$5,297	$144,959	12,412	$825	$7,508
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2045 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$22,907	$1,693	$5,246	$1,582	$20,936	965	$495	$544
Avantis U.S. Small Cap Value Fund	2,004	353	256	231	2,332	126	17	154
Focused Dynamic Growth Fund	14,154	2,283	1,491	503	15,449	183	101	993
Focused Large Cap Value Fund	15,027	3,357	1,106	106	17,384	1,601	18	1,811
Growth Fund	945	554	12	(125)	1,362	23	—	184
Heritage Fund	3,653	1,065	27	(719)	3,972	150	—	574
Mid Cap Value Fund	3,601	830	151	(148)	4,132	267	—	494
Small Cap Growth Fund	2,014	305	102	27	2,244	90	5	139
Avantis Emerging Markets Equity Fund	3,084	316	196	510	3,714	233	13	130
Avantis International Equity Fund	8,300	5,843	1,183	1,773	14,733	901	47	479
Emerging Markets Fund	3,967	284	694	917	4,474	266	95	95
Focused International Growth Fund	4,623	511	113	288	5,309	263	3	54
Global Real Estate Fund	2,786	367	59	132	3,226	234	—	123
International Small-Mid Cap Fund	1,910	169	125	268	2,222	173	8	65
International Value Fund	377	179	4	45	597	52	—	49
Non-U.S. Intrinsic Value Fund	4,256	787	467	303	4,879	444	21	516
Avantis Core Fixed Income Fund	13,387	2,435	739	192	15,275	1,797	(2)	328
High Income Fund	3,378	623	55	27	3,973	452	—	133
Inflation-Adjusted Bond Fund	1,218	248	16	—	1,450	137	—	33
Emerging Markets Debt Fund	1,805	280	21	82	2,146	225	—	77
Global Bond Fund	4,937	850	796	(37)	4,954	566	3	187
U.S. Government Money Market Fund	—	1,451	—	—	1,451	1,451	—	9
	$118,333	$24,783	$12,859	$5,957	$136,214	10,599	$824	$7,171
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2050 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$23,768	$1,842	$5,695	$1,618	$21,533	992	$517	$558
Avantis U.S. Small Cap Value Fund	2,069	359	223	245	2,450	132	11	157
Focused Dynamic Growth Fund	15,644	3,120	1,844	492	17,412	206	184	1,111
Focused Large Cap Value Fund	15,553	3,458	1,160	101	17,952	1,653	29	1,858
Heritage Fund	3,777	1,130	99	(737)	4,071	154	—	590
Mid Cap Value Fund	3,718	858	182	(144)	4,250	275	(8)	507
Small Cap Growth Fund	2,084	324	129	28	2,307	92	6	142
Avantis Emerging Markets Equity Fund	2,914	231	158	462	3,449	217	19	118
Avantis International Equity Fund	8,602	5,983	1,065	1,837	15,357	939	30	491
Emerging Markets Fund	4,415	375	624	1,022	5,188	309	106	109
Focused International Growth Fund	4,792	500	121	300	5,471	271	—	56
Global Real Estate Fund	2,877	396	113	135	3,295	239	(1)	127
International Small-Mid Cap Fund	1,967	166	69	278	2,342	182	5	67
Non-U.S. Intrinsic Value Fund	4,783	855	299	360	5,699	519	3	592
Avantis Core Fixed Income Fund	8,115	1,568	462	116	9,337	1,098	—	199
High Income Fund	2,046	387	42	17	2,408	274	—	81
Inflation-Adjusted Bond Fund	726	143	8	—	861	81	—	20
Emerging Markets Debt Fund	1,080	174	12	49	1,291	135	—	47
Global Bond Fund	2,999	491	466	(23)	3,001	343	3	113
U.S. Government Money Market Fund	—	862	—	—	862	862	—	5
	$111,929	$23,222	$12,771	$6,156	$128,536	8,973	$904	$6,948
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2055 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$18,536	$1,751	$4,500	$1,290	$17,077	787	$390	$442
Avantis U.S. Small Cap Value Fund	1,624	326	236	190	1,904	103	10	125
Focused Dynamic Growth Fund	12,217	2,512	1,286	433	13,876	164	81	881
Focused Large Cap Value Fund	12,090	3,144	1,072	94	14,256	1,313	1	1,472
Heritage Fund	2,954	990	108	(579)	3,257	123	(6)	467
Mid Cap Value Fund	2,904	753	166	(120)	3,371	218	(2)	402
Small Cap Growth Fund	1,633	302	124	23	1,834	73	3	112
Avantis Emerging Markets Equity Fund	2,265	244	214	363	2,658	167	14	93
Avantis International Equity Fund	6,733	4,801	974	1,443	12,003	734	29	389
Emerging Markets Fund	3,421	286	551	817	3,973	237	69	86
Focused International Growth Fund	3,750	528	203	234	4,309	214	2	44
Global Real Estate Fund	2,263	367	105	108	2,633	191	(1)	101
International Small-Mid Cap Fund	1,548	170	113	218	1,823	141	3	53
Non-U.S. Intrinsic Value Fund	3,738	817	392	281	4,444	405	6	470
Avantis Core Fixed Income Fund	2,537	695	119	36	3,149	370	—	65
High Income Fund	630	188	14	5	809	92	—	26
Inflation-Adjusted Bond Fund	228	58	3	—	283	27	—	7
Emerging Markets Debt Fund	334	86	4	16	432	45	—	15
Global Bond Fund	929	206	125	(7)	1,003	115	—	37
U.S. Government Money Market Fund	—	293	—	—	293	293	—	2
	$80,334	$18,517	$10,309	$4,845	$93,387	5,812	$599	$5,289
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2060 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$17,427	$2,041	$4,214	$1,246	$16,500	760	$363	$423
Avantis U.S. Small Cap Value Fund	1,526	326	209	182	1,825	98	8	120
Focused Dynamic Growth Fund	11,484	2,975	1,476	411	13,394	159	92	845
Focused Large Cap Value Fund	11,418	3,442	1,168	95	13,787	1,269	(2)	1,413
Heritage Fund	2,759	1,079	126	(558)	3,154	119	(4)	448
Mid Cap Value Fund	2,753	801	188	(115)	3,251	210	(3)	387
Small Cap Growth Fund	1,534	317	104	20	1,767	71	3	108
Avantis Emerging Markets Equity Fund	2,133	280	190	358	2,581	162	6	90
Avantis International Equity Fund	6,352	4,742	750	1,402	11,746	718	15	373
Emerging Markets Fund	3,234	327	459	808	3,910	233	46	83
Focused International Growth Fund	3,550	568	185	226	4,159	206	1	42
Global Real Estate Fund	2,140	422	126	103	2,539	184	(1)	96
International Small-Mid Cap Fund	1,463	196	114	210	1,755	136	3	51
Non-U.S. Intrinsic Value Fund	3,537	848	317	274	4,342	395	4	448
Avantis Core Fixed Income Fund	2,057	371	160	29	2,297	270	—	50
High Income Fund	506	91	11	4	590	67	—	20
Inflation-Adjusted Bond Fund	181	33	3	—	211	20	—	6
Emerging Markets Debt Fund	270	42	5	12	319	33	—	12
Global Bond Fund	749	121	126	(6)	738	84	1	28
U.S. Government Money Market Fund	—	212	—	—	212	212	—	1
	$75,073	$19,234	$9,931	$4,701	$89,077	5,406	$532	$5,044
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2065 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$3,238	$854	$745	$249	$3,596	166	$65	$85
Avantis U.S. Small Cap Value Fund	287	103	28	37	399	22	—	24
Focused Dynamic Growth Fund	2,146	875	153	83	2,951	35	—	171
Focused Large Cap Value Fund	2,120	973	113	16	2,996	276	—	286
Heritage Fund	511	321	16	(116)	700	26	—	92
Mid Cap Value Fund	511	246	20	(23)	714	46	(1)	78
Small Cap Growth Fund	285	123	15	2	395	16	—	22
Avantis Emerging Markets Equity Fund	396	102	17	72	553	35	—	18
Avantis International Equity Fund	1,184	1,168	105	282	2,529	155	1	75
Emerging Markets Fund	601	129	50	167	847	50	2	18
Focused International Growth Fund	660	241	31	44	914	45	—	10
Global Real Estate Fund	396	161	23	20	554	40	(1)	20
International Small-Mid Cap Fund	272	77	15	42	376	29	—	10
Non-U.S. Intrinsic Value Fund	658	262	43	56	933	85	—	91
Avantis Core Fixed Income Fund	380	149	28	5	506	60	—	10
High Income Fund	95	35	1	1	130	15	—	5
Inflation-Adjusted Bond Fund	34	13	—	—	47	4	—	1
Emerging Markets Debt Fund	51	17	—	2	70	7	—	2
Global Bond Fund	140	50	25	(1)	164	19	—	6
U.S. Government Money Market Fund	—	47	—	—	47	47	—	—
	$13,965	$5,946	$1,428	$938	$19,421	1,178	$66	$1,024
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2070 Portfolio(3) (Amounts in thousands)
Avantis U.S. Equity Fund	—	$50	$2	$1	$49	2	—	$1
Avantis U.S. Small Cap Value Fund	—	6	—	—	6	—	—	—
Focused Dynamic Growth Fund	—	41	—	(1)	40	—	—	2
Focused Large Cap Value Fund	—	44	2	(1)	41	4	—	3
Heritage Fund	—	11	—	(1)	10	—	—	1
Mid Cap Value Fund	—	11	1	—	10	1	—	1
Small Cap Growth Fund	—	6	1	—	5	—	—	—
Avantis Emerging Markets Equity Fund	—	7	1	1	7	—	—	—
Avantis International Equity Fund	—	34	1	2	35	2	—	1
Emerging Markets Fund	—	11	1	1	11	1	—	—
Focused International Growth Fund	—	13	—	—	13	1	—	—
Global Real Estate Fund	—	8	—	—	8	1	—	1
International Small-Mid Cap Fund	—	5	—	—	5	—	—	—
Non-U.S. Intrinsic Value Fund	—	13	1	—	12	1	—	1
Avantis Core Fixed Income Fund	—	7	—	—	7	1	—	—
High Income Fund	—	2	—	—	2	—	—	—
Inflation-Adjusted Bond Fund	—	1	—	—	1	—	—	—
Emerging Markets Debt Fund	—	1	—	—	1	—	—	—
Global Bond Fund	—	2	—	—	2	—	—	—
U.S. Government Money Market Fund	—	1	—	—	1	1	—	—
	—	$274	$10	$2	$266	15	—	$11
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)December 1, 2025 (fund inception) through January 31, 2026.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ In Retirement Portfolio
Investor Class
2026(2)	$10.29	0.24(3)	0.43	0.67	(0.28)	(0.04)	(0.32)	$10.64	6.57%	0.58%	0.58%	4.46%	4.46%	15%	$3,909
2025	$10.10	0.19	0.54	0.73	(0.37)	(0.17)	(0.54)	$10.29	7.59%	0.57%	0.58%	3.18%	3.17%	41%	$2,610
2024	$9.43	0.37	0.50	0.87	(0.20)	—	(0.20)	$10.10	9.37%	0.57%	0.58%	3.05%	3.04%	48%	$754
2023	$9.43	0.25	—(4)	0.25	(0.25)	—	(0.25)	$9.43	2.87%	0.57%	0.58%	2.75%	2.74%	30%	$1,310
2022	$10.57	0.27	(1.17)	(0.90)	(0.23)	(0.01)	(0.24)	$9.43	(8.32)%	0.57%	0.58%	2.01%	2.00%	36%	$1,099
2021(5)	$10.00	0.02(3)	0.55	0.57	—	—	—	$10.57	5.20%	0.57%	0.58%	0.66%	0.65%	137%	$15
I Class
2026(2)	$10.29	0.24(3)	0.45	0.69	(0.30)	(0.04)	(0.34)	$10.64	6.72%	0.38%	0.38%	4.66%	4.66%	15%	$455
2025	$10.11	0.27	0.47	0.74	(0.39)	(0.17)	(0.56)	$10.29	7.76%	0.37%	0.38%	3.38%	3.37%	41%	$384
2024	$9.43	0.30	0.60	0.90	(0.22)	—	(0.22)	$10.11	9.70%	0.37%	0.38%	3.25%	3.24%	48%	$12
2023	$9.43	0.29	(0.02)	0.27	(0.27)	—	(0.27)	$9.43	3.08%	0.37%	0.38%	2.95%	2.94%	30%	$11
2022	$10.58	0.32	(1.21)	(0.89)	(0.25)	(0.01)	(0.26)	$9.43	(8.25)%	0.37%	0.38%	2.21%	2.20%	36%	$11
2021(5)	$10.00	0.04(3)	0.54	0.58	—	—	—	$10.58	5.30%	0.37%	0.38%	0.86%	0.85%	137%	$11
A Class
2026(2)	$10.28	0.23(3)	0.42	0.65	(0.26)	(0.04)	(0.30)	$10.63	6.38%	0.83%	0.83%	4.21%	4.21%	15%	$26
2025	$10.08	0.25	0.45	0.70	(0.33)	(0.17)	(0.50)	$10.28	7.36%	0.82%	0.83%	2.93%	2.92%	41%	$19
2024	$9.41	0.25	0.60	0.85	(0.18)	—	(0.18)	$10.08	9.11%	0.82%	0.83%	2.80%	2.79%	48%	$11
2023	$9.41	0.24	(0.01)	0.23	(0.23)	—	(0.23)	$9.41	2.61%	0.82%	0.83%	2.50%	2.49%	30%	$10
2022	$10.56	0.28	(1.21)	(0.93)	(0.21)	(0.01)	(0.22)	$9.41	(8.61)%	0.82%	0.83%	1.76%	1.75%	36%	$10
2021(5)	$10.00	0.02(3)	0.54	0.56	—	—	—	$10.56	5.10%	0.82%	0.83%	0.41%	0.40%	137%	$11
R Class
2026(2)	$10.27	0.20(3)	0.44	0.64	(0.24)	(0.04)	(0.28)	$10.63	6.28%	1.08%	1.08%	3.96%	3.96%	15%	$38,976
2025	$10.06	0.21	0.47	0.68	(0.30)	(0.17)	(0.47)	$10.27	7.13%	1.07%	1.08%	2.68%	2.67%	41%	$36,472
2024	$9.39	0.22	0.60	0.82	(0.15)	—	(0.15)	$10.06	8.85%	1.07%	1.08%	2.55%	2.54%	48%	$13
2023	$9.39	0.22	(0.01)	0.21	(0.21)	—	(0.21)	$9.39	2.35%	1.07%	1.08%	2.25%	2.24%	30%	$13
2022	$10.55	0.24	(1.20)	(0.96)	(0.19)	(0.01)	(0.20)	$9.39	(8.90)%	1.07%	1.08%	1.51%	1.50%	36%	$12
2021(5)	$10.00	0.01(3)	0.54	0.55	—	—	—	$10.55	5.00%	1.07%	1.08%	0.16%	0.15%	137%	$11

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2026(2)	$10.30	0.27(3)	0.42	0.69	(0.31)	(0.04)	(0.35)	$10.64	6.74%	0.23%	0.23%	4.81%	4.81%	15%	$18,468
2025	$10.12	0.37	0.39	0.76	(0.41)	(0.17)	(0.58)	$10.30	7.96%	0.22%	0.23%	3.53%	3.52%	41%	$14,334
2024	$9.44	0.28	0.64	0.92	(0.24)	—	(0.24)	$10.12	9.85%	0.22%	0.23%	3.40%	3.39%	48%	$15,220
2023	$9.44	0.29	(0.01)	0.28	(0.28)	—	(0.28)	$9.44	3.23%	0.22%	0.23%	3.10%	3.09%	30%	$11,418
2022	$10.59	0.30	(1.18)	(0.88)	(0.26)	(0.01)	(0.27)	$9.44	(8.13)%	0.22%	0.23%	2.36%	2.35%	36%	$6,335
2021(5)	$10.00	0.04(3)	0.55	0.59	—	—	—	$10.59	5.40%	0.22%	0.23%	1.01%	1.00%	137%	$11

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2026 (unaudited).
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
(5)March 10, 2021 (fund inception) through July 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2025 Portfolio
Investor Class
2026(2)	$10.53	0.24(3)	0.50	0.74	(0.32)	(0.17)	(0.49)	$10.78	7.15%	0.58%	0.58%	4.35%	4.35%	15%	$4,969
2025	$10.08	0.32	0.51	0.83	(0.32)	(0.06)	(0.38)	$10.53	8.54%	0.58%	0.58%	3.03%	3.03%	53%	$4,372
2024	$9.36	0.29	0.64	0.93	(0.21)	—	(0.21)	$10.08	10.10%	0.57%	0.58%	2.88%	2.87%	51%	$4,079
2023	$9.30	0.25	0.08	0.33	(0.24)	(0.03)	(0.27)	$9.36	3.72%	0.57%	0.58%	2.75%	2.74%	41%	$4,323
2022	$10.55	0.30	(1.27)	(0.97)	(0.26)	(0.02)	(0.28)	$9.30	(9.41)%	0.57%	0.58%	1.93%	1.92%	32%	$3,081
2021(4)	$10.00	0.03(3)	0.52	0.55	—	—	—	$10.55	5.50%	0.57%	0.58%	0.85%	0.84%	24%	$1,629
I Class
2026(2)	$10.54	0.25(3)	0.50	0.75	(0.34)	(0.17)	(0.51)	$10.78	7.27%	0.38%	0.38%	4.55%	4.55%	15%	$7
2025	$10.08	0.30	0.56	0.86	(0.34)	(0.06)	(0.40)	$10.54	8.86%	0.38%	0.38%	3.23%	3.23%	53%	$7
2024	$9.37	0.30	0.64	0.94	(0.23)	—	(0.23)	$10.08	10.20%	0.37%	0.38%	3.08%	3.07%	51%	$5
2023	$9.31	0.28	0.07	0.35	(0.26)	(0.03)	(0.29)	$9.37	3.93%	0.37%	0.38%	2.95%	2.94%	41%	$5
2022	$10.56	0.33	(1.28)	(0.95)	(0.28)	(0.02)	(0.30)	$9.31	(9.25)%	0.37%	0.38%	2.13%	2.12%	32%	$5
2021(4)	$10.00	0.04(3)	0.52	0.56	—	—	—	$10.56	5.60%	0.37%	0.38%	1.05%	1.04%	24%	$5
A Class
2026(2)	$10.52	0.24(3)	0.48	0.72	(0.29)	(0.17)	(0.46)	$10.78	6.99%	0.83%	0.83%	4.10%	4.10%	15%	$48
2025	$10.06	0.28	0.54	0.82	(0.30)	(0.06)	(0.36)	$10.52	8.38%	0.83%	0.83%	2.78%	2.78%	53%	$32
2024	$9.35	0.17	0.73	0.90	(0.19)	—	(0.19)	$10.06	9.73%	0.82%	0.83%	2.63%	2.62%	51%	$29
2023	$9.28	0.25	0.07	0.32	(0.22)	(0.03)	(0.25)	$9.35	3.58%	0.82%	0.83%	2.50%	2.49%	41%	$5
2022	$10.54	0.28	(1.28)	(1.00)	(0.24)	(0.02)	(0.26)	$9.28	(9.70)%	0.82%	0.83%	1.68%	1.67%	32%	$5
2021(4)	$10.00	0.02(3)	0.52	0.54	—	—	—	$10.54	5.40%	0.82%	0.83%	0.60%	0.59%	24%	$5
R Class
2026(2)	$10.50	0.21(3)	0.50	0.71	(0.27)	(0.17)	(0.44)	$10.77	6.82%	1.08%	1.08%	3.85%	3.85%	15%	$46,504
2025	$10.04	0.26	0.53	0.79	(0.27)	(0.06)	(0.33)	$10.50	8.12%	1.08%	1.08%	2.53%	2.53%	53%	$43,105
2024	$9.33	0.19	0.68	0.87	(0.16)	—	(0.16)	$10.04	9.47%	1.07%	1.08%	2.38%	2.37%	51%	$89
2023	$9.27	0.22	0.06	0.28	(0.19)	(0.03)	(0.22)	$9.33	3.20%	1.07%	1.08%	2.25%	2.24%	41%	$28
2022	$10.53	0.20	(1.22)	(1.02)	(0.22)	(0.02)	(0.24)	$9.27	(9.90)%	1.07%	1.08%	1.43%	1.42%	32%	$16
2021(4)	$10.00	0.01(3)	0.52	0.53	—	—	—	$10.53	5.30%	1.07%	1.08%	0.35%	0.34%	24%	$13

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2026(2)	$10.55	0.26(3)	0.50	0.76	(0.36)	(0.17)	(0.53)	$10.78	7.32%	0.23%	0.23%	4.70%	4.70%	15%	$30,197
2025	$10.09	0.35	0.53	0.88	(0.36)	(0.06)	(0.42)	$10.55	9.02%	0.23%	0.23%	3.38%	3.38%	53%	$28,597
2024	$9.38	0.31	0.65	0.96	(0.25)	—	(0.25)	$10.09	10.36%	0.22%	0.23%	3.23%	3.22%	51%	$27,543
2023	$9.32	0.30	0.06	0.36	(0.27)	(0.03)	(0.30)	$9.38	4.09%	0.22%	0.23%	3.10%	3.09%	41%	$23,207
2022	$10.57	0.32	(1.25)	(0.93)	(0.30)	(0.02)	(0.32)	$9.32	(9.13)%	0.22%	0.23%	2.28%	2.27%	32%	$19,569
2021(4)	$10.00	0.04(3)	0.53	0.57	—	—	—	$10.57	5.70%	0.22%	0.23%	1.20%	1.19%	24%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2026 (unaudited).
(3)Computed using average shares outstanding throughout the period.
(4)March 10, 2021 (fund inception) through July 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2030 Portfolio
Investor Class
2026(2)	$10.78	0.24(3)	0.61	0.85	(0.32)	(0.14)	(0.46)	$11.17	7.97%	0.58%	0.58%	4.29%	4.29%	19%	$9,563
2025	$10.19	0.28	0.62	0.90	(0.29)	(0.02)	(0.31)	$10.78	9.05%	0.58%	0.58%	2.79%	2.79%	24%	$7,615
2024	$9.40	0.23	0.76	0.99	(0.20)	—	(0.20)	$10.19	10.66%	0.58%	0.58%	2.78%	2.78%	28%	$5,957
2023	$9.25	0.23	0.21	0.44	(0.22)	(0.07)	(0.29)	$9.40	5.04%	0.58%	0.59%	2.61%	2.60%	36%	$4,126
2022	$10.58	0.31	(1.37)	(1.06)	(0.27)	—	(0.27)	$9.25	(10.28)%	0.57%	0.58%	1.75%	1.74%	26%	$3,498
2021(4)	$10.00	0.03(3)	0.55	0.58	—	—	—	$10.58	5.80%	0.57%	0.58%	0.68%	0.67%	3%	$2,002
I Class
2026(2)	$10.80	0.25(3)	0.61	0.86	(0.34)	(0.14)	(0.48)	$11.18	8.08%	0.38%	0.38%	4.49%	4.49%	19%	$7
2025	$10.20	0.30	0.63	0.93	(0.31)	(0.02)	(0.33)	$10.80	9.37%	0.38%	0.38%	2.99%	2.99%	24%	$6
2024	$9.41	0.29	0.72	1.01	(0.22)	—	(0.22)	$10.20	10.87%	0.38%	0.38%	2.98%	2.98%	28%	$6
2023	$9.27	0.26	0.19	0.45	(0.24)	(0.07)	(0.31)	$9.41	5.14%	0.38%	0.39%	2.81%	2.80%	36%	$5
2022	$10.59	0.34	(1.37)	(1.03)	(0.29)	—	(0.29)	$9.27	(10.03)%	0.37%	0.38%	1.95%	1.94%	26%	$5
2021(4)	$10.00	0.04(3)	0.55	0.59	—	—	—	$10.59	5.90%	0.37%	0.38%	0.88%	0.87%	3%	$5
A Class
2026(2)	$10.77	0.31(3)	0.53	0.84	(0.29)	(0.14)	(0.43)	$11.18	7.89%	0.83%	0.83%	4.04%	4.04%	19%	$163
2025	$10.18	0.24	0.63	0.87	(0.26)	(0.02)	(0.28)	$10.77	8.78%	0.83%	0.83%	2.54%	2.54%	24%	$22
2024	$9.39	0.15	0.81	0.96	(0.17)	—	(0.17)	$10.18	10.39%	0.83%	0.83%	2.53%	2.53%	28%	$11
2023	$9.24	0.21	0.21	0.42	(0.20)	(0.07)	(0.27)	$9.39	4.78%	0.83%	0.84%	2.36%	2.35%	36%	$6
2022	$10.57	0.30	(1.38)	(1.08)	(0.25)	—	(0.25)	$9.24	(10.48)%	0.82%	0.83%	1.50%	1.49%	26%	$5
2021(4)	$10.00	0.02(3)	0.55	0.57	—	—	—	$10.57	5.70%	0.82%	0.83%	0.43%	0.42%	3%	$5
R Class
2026(2)	$10.76	0.21(3)	0.61	0.82	(0.26)	(0.14)	(0.40)	$11.18	7.72%	1.08%	1.08%	3.79%	3.79%	19%	$73,096
2025	$10.17	0.17	0.68	0.85	(0.24)	(0.02)	(0.26)	$10.76	8.52%	1.08%	1.08%	2.29%	2.29%	24%	$66,899
2024	$9.37	0.22	0.73	0.95	(0.15)	—	(0.15)	$10.17	10.24%	1.08%	1.08%	2.28%	2.28%	28%	$215
2023	$9.23	0.19	0.20	0.39	(0.18)	(0.07)	(0.25)	$9.37	4.41%	1.08%	1.09%	2.11%	2.10%	36%	$160
2022	$10.56	0.26	(1.36)	(1.10)	(0.23)	—	(0.23)	$9.23	(10.67)%	1.07%	1.08%	1.25%	1.24%	26%	$74
2021(4)	$10.00	—(3)(5)	0.56	0.56	—	—	—	$10.56	5.60%	1.07%	1.08%	0.18%	0.17%	3%	$10

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2026(2)	$10.81	0.27(3)	0.60	0.87	(0.36)	(0.14)	(0.50)	$11.18	8.14%	0.23%	0.23%	4.64%	4.64%	19%	$49,444
2025	$10.21	0.34	0.61	0.95	(0.33)	(0.02)	(0.35)	$10.81	9.52%	0.23%	0.23%	3.14%	3.14%	24%	$50,726
2024	$9.42	0.27	0.75	1.02	(0.23)	—	(0.23)	$10.21	11.02%	0.23%	0.23%	3.13%	3.13%	28%	$45,399
2023	$9.27	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	$9.42	5.41%	0.23%	0.24%	2.96%	2.95%	36%	$28,060
2022	$10.59	0.32	(1.34)	(1.02)	(0.30)	—	(0.30)	$9.27	(9.92)%	0.22%	0.23%	2.10%	2.09%	26%	$20,448
2021(4)	$10.00	0.04(3)	0.55	0.59	—	—	—	$10.59	5.90%	0.22%	0.23%	1.03%	1.02%	3%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2026 (unaudited).
(3)Computed using average shares outstanding throughout the period.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2035 Portfolio
Investor Class
2026(2)	$11.03	0.25(3)	0.75	1.00	(0.31)	(0.14)	(0.45)	$11.58	9.14%	0.58%	4.26%	12%	$9,954
2025	$10.28	0.26	0.76	1.02	(0.27)	—	(0.27)	$11.03	10.14%	0.58%	2.58%	41%	$8,940
2024	$9.41	0.23	0.84	1.07	(0.20)	—	(0.20)	$10.28	11.58%	0.58%	2.59%	22%	$8,072
2023	$9.17	0.20	0.33	0.53	(0.21)	(0.08)	(0.29)	$9.41	6.18%	0.58%	2.37%	35%	$4,817
2022	$10.61	0.32	(1.48)	(1.16)	(0.28)	—	(0.28)	$9.17	(11.24)%	0.58%	1.54%	20%	$3,056
2021(4)	$10.00	0.02(3)	0.59	0.61	—	—	—	$10.61	6.10%	0.58%	0.54%	2%	$1,620
I Class
2026(2)	$11.04	0.18(3)	0.83	1.01	(0.33)	(0.14)	(0.47)	$11.58	9.26%	0.38%	4.46%	12%	$210
2025	$10.29	0.29	0.75	1.04	(0.29)	—	(0.29)	$11.04	10.35%	0.38%	2.78%	41%	$36
2024	$9.42	0.27	0.82	1.09	(0.22)	—	(0.22)	$10.29	11.79%	0.38%	2.79%	22%	$33
2023	$9.18	0.24	0.31	0.55	(0.23)	(0.08)	(0.31)	$9.42	6.39%	0.38%	2.57%	35%	$29
2022	$10.62	0.35	(1.49)	(1.14)	(0.30)	—	(0.30)	$9.18	(11.08)%	0.38%	1.74%	20%	$27
2021(4)	$10.00	0.03(3)	0.59	0.62	—	—	—	$10.62	6.20%	0.38%	0.74%	2%	$31
A Class
2026(2)	$11.02	0.22(3)	0.76	0.98	(0.28)	(0.14)	(0.42)	$11.58	8.96%	0.83%	4.01%	12%	$299
2025	$10.27	0.25	0.75	1.00	(0.25)	—	(0.25)	$11.02	9.87%	0.83%	2.33%	41%	$396
2024	$9.40	0.14	0.91	1.05	(0.18)	—	(0.18)	$10.27	11.31%	0.83%	2.34%	22%	$131
2023	$9.15	0.20	0.32	0.52	(0.19)	(0.08)	(0.27)	$9.40	6.03%	0.83%	2.12%	35%	$6
2022	$10.60	0.30	(1.49)	(1.19)	(0.26)	—	(0.26)	$9.15	(11.53)%	0.83%	1.29%	20%	$5
2021(4)	$10.00	0.01(3)	0.59	0.60	—	—	—	$10.60	6.00%	0.83%	0.29%	2%	$5
R Class
2026(2)	$11.00	0.21(3)	0.75	0.96	(0.25)	(0.14)	(0.39)	$11.57	8.80%	1.08%	3.76%	12%	$83,490
2025	$10.25	0.19	0.78	0.97	(0.22)	—	(0.22)	$11.00	9.61%	1.08%	2.08%	41%	$73,584
2024	$9.38	0.19	0.83	1.02	(0.15)	—	(0.15)	$10.25	11.05%	1.08%	2.09%	22%	$296
2023	$9.14	0.17	0.32	0.49	(0.17)	(0.08)	(0.25)	$9.38	5.66%	1.08%	1.87%	35%	$223
2022	$10.59	0.26	(1.47)	(1.21)	(0.24)	—	(0.24)	$9.14	(11.72)%	1.08%	1.04%	20%	$93
2021(4)	$10.00	—(3)(5)	0.59	0.59	—	—	—	$10.59	5.90%	1.08%	0.04%	2%	$18

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2026(2)	$11.05	0.27(3)	0.75	1.02	(0.35)	(0.14)	(0.49)	$11.58	9.32%	0.23%	4.61%	12%	$47,234
2025	$10.30	0.32	0.74	1.06	(0.31)	—	(0.31)	$11.05	10.51%	0.23%	2.93%	41%	$39,945
2024	$9.43	0.28	0.83	1.11	(0.24)	—	(0.24)	$10.30	11.95%	0.23%	2.94%	22%	$38,328
2023	$9.19	0.26	0.31	0.57	(0.25)	(0.08)	(0.33)	$9.43	6.55%	0.23%	2.72%	35%	$27,474
2022	$10.62	0.33	(1.45)	(1.12)	(0.31)	—	(0.31)	$9.19	(10.88)%	0.23%	1.89%	20%	$20,684
2021(4)	$10.00	0.04(3)	0.58	0.62	—	—	—	$10.62	6.20%	0.23%	0.89%	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2026 (unaudited).
(3)Computed using average shares outstanding throughout the period.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2040 Portfolio
Investor Class
2026(2)	$11.22	0.25(3)	0.90	1.15	(0.30)	(0.13)	(0.43)	$11.94	10.40%	0.58%	4.22%	11%	$10,176
2025	$10.48	0.25	0.88	1.13	(0.27)	(0.12)	(0.39)	$11.22	11.16%	0.58%	2.28%	24%	$7,805
2024	$9.51	0.21	0.95	1.16	(0.19)	—	(0.19)	$10.48	12.37%	0.58%	2.46%	23%	$5,336
2023	$9.14	0.19	0.45	0.64	(0.19)	(0.08)	(0.27)	$9.51	7.33%	0.58%	2.16%	21%	$2,876
2022	$10.65	0.31	(1.52)	(1.21)	(0.28)	(0.02)	(0.30)	$9.14	(11.73)%	0.58%	1.29%	13%	$1,467
2021(4)	$10.00	0.01(3)	0.64	0.65	—	—	—	$10.65	6.50%	0.58%	0.37%	2%	$790
I Class
2026(2)	$11.24	0.28(3)	0.87	1.15	(0.32)	(0.13)	(0.45)	$11.94	10.42%	0.38%	4.42%	11%	$26
2025	$10.49	0.28	0.89	1.17	(0.30)	(0.12)	(0.42)	$11.24	11.47%	0.38%	2.48%	24%	$9
2024	$9.52	0.21	0.97	1.18	(0.21)	—	(0.21)	$10.49	12.58%	0.38%	2.66%	23%	$8
2023	$9.15	0.22	0.43	0.65	(0.20)	(0.08)	(0.28)	$9.52	7.54%	0.38%	2.36%	21%	$5
2022	$10.66	0.36	(1.55)	(1.19)	(0.30)	(0.02)	(0.32)	$9.15	(11.58)%	0.38%	1.49%	13%	$5
2021(4)	$10.00	0.02(3)	0.64	0.66	—	—	—	$10.66	6.60%	0.38%	0.57%	2%	$5
A Class
2026(2)	$11.21	0.25(3)	0.87	1.12	(0.27)	(0.13)	(0.40)	$11.93	10.13%	0.83%	3.97%	11%	$426
2025	$10.46	0.22	0.90	1.12	(0.25)	(0.12)	(0.37)	$11.21	10.99%	0.83%	2.03%	24%	$273
2024	$9.49	0.14	0.99	1.13	(0.16)	—	(0.16)	$10.46	12.12%	0.83%	2.21%	23%	$124
2023	$9.12	0.18	0.43	0.61	(0.16)	(0.08)	(0.24)	$9.49	7.07%	0.83%	1.91%	21%	$33
2022	$10.64	0.30	(1.54)	(1.24)	(0.26)	(0.02)	(0.28)	$9.12	(12.02)%	0.83%	1.04%	13%	$30
2021(4)	$10.00	0.01(3)	0.63	0.64	—	—	—	$10.64	6.40%	0.83%	0.12%	2%	$5
R Class
2026(2)	$11.19	0.22(3)	0.89	1.11	(0.24)	(0.13)	(0.37)	$11.93	10.05%	1.08%	3.72%	11%	$90,448
2025	$10.45	0.19	0.89	1.08	(0.22)	(0.12)	(0.34)	$11.19	10.63%	1.08%	1.78%	24%	$77,463
2024	$9.48	0.16	0.95	1.11	(0.14)	—	(0.14)	$10.45	11.85%	1.08%	1.96%	23%	$441
2023	$9.11	0.14	0.45	0.59	(0.14)	(0.08)	(0.22)	$9.48	6.80%	1.08%	1.66%	21%	$251
2022	$10.63	0.27	(1.53)	(1.26)	(0.24)	(0.02)	(0.26)	$9.11	(12.22)%	1.08%	0.79%	13%	$111
2021(4)	$10.00	—(3)(5)	0.63	0.63	—	—	—	$10.63	6.30%	1.08%	(0.13)%	2%	$33

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2026(2)	$11.25	0.27(3)	0.89	1.16	(0.34)	(0.13)	(0.47)	$11.94	10.49%	0.23%	4.57%	11%	$43,880
2025	$10.50	0.30	0.88	1.18	(0.31)	(0.12)	(0.43)	$11.25	11.63%	0.23%	2.63%	24%	$40,591
2024	$9.53	0.26	0.93	1.19	(0.22)	—	(0.22)	$10.50	12.74%	0.23%	2.81%	23%	$36,507
2023	$9.16	0.23	0.44	0.67	(0.22)	(0.08)	(0.30)	$9.53	7.70%	0.23%	2.51%	21%	$27,154
2022	$10.66	0.33	(1.50)	(1.17)	(0.31)	(0.02)	(0.33)	$9.16	(11.37)%	0.23%	1.64%	13%	$19,654
2021(4)	$10.00	0.03(3)	0.63	0.66	—	—	—	$10.66	6.60%	0.23%	0.72%	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2026 (unaudited).
(3)Computed using average shares outstanding throughout the period.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2045 Portfolio
Investor Class
2026(2)	$11.46	0.26(3)	1.02	1.28	(0.30)	(0.17)	(0.47)	$12.27	11.27%	0.58%	4.22%	11%	$8,021
2025	$10.65	0.24	1.02	1.26	(0.26)	(0.19)	(0.45)	$11.46	12.20%	0.58%	2.09%	23%	$6,146
2024	$9.62	0.21	1.02	1.23	(0.18)	(0.02)	(0.20)	$10.65	13.03%	0.58%	2.22%	43%	$4,705
2023	$9.15	0.17	0.57	0.74	(0.18)	(0.09)	(0.27)	$9.62	8.47%	0.58%	1.89%	24%	$2,792
2022	$10.68	0.32	(1.56)	(1.24)	(0.29)	—	(0.29)	$9.15	(11.94)%	0.58%	1.08%	12%	$1,719
2021(4)	$10.00	0.01(3)	0.67	0.68	—	—	—	$10.68	6.80%	0.58%	0.24%	10%	$431
I Class
2026(2)	$11.47	0.27(3)	1.02	1.29	(0.32)	(0.17)	(0.49)	$12.27	11.40%	0.38%	4.42%	11%	$22
2025	$10.66	0.27	1.01	1.28	(0.28)	(0.19)	(0.47)	$11.47	12.42%	0.38%	2.29%	23%	$19
2024	$9.63	0.24	1.01	1.25	(0.20)	(0.02)	(0.22)	$10.66	13.25%	0.38%	2.42%	43%	$17
2023	$9.16	0.20	0.55	0.75	(0.19)	(0.09)	(0.28)	$9.63	8.69%	0.38%	2.09%	24%	$15
2022	$10.69	0.34	(1.56)	(1.22)	(0.31)	—	(0.31)	$9.16	(11.79)%	0.38%	1.28%	12%	$14
2021(4)	$10.00	0.02(3)	0.67	0.69	—	—	—	$10.69	6.90%	0.38%	0.44%	10%	$5
A Class
2026(2)	$11.44	0.24(3)	1.03	1.27	(0.27)	(0.17)	(0.44)	$12.27	11.19%	0.83%	3.97%	11%	$725
2025	$10.63	0.21	1.02	1.23	(0.23)	(0.19)	(0.42)	$11.44	11.94%	0.83%	1.84%	23%	$609
2024	$9.60	0.14	1.07	1.21	(0.16)	(0.02)	(0.18)	$10.63	12.78%	0.83%	1.97%	43%	$38
2023	$9.14	0.17	0.54	0.71	(0.16)	(0.09)	(0.25)	$9.60	8.10%	0.83%	1.64%	24%	$5
2022	$10.67	0.31	(1.57)	(1.26)	(0.27)	—	(0.27)	$9.14	(12.14)%	0.83%	0.83%	12%	$5
2021(4)	$10.00	—(3)(5)	0.67	0.67	—	—	—	$10.67	6.70%	0.83%	(0.01)%	10%	$5
R Class
2026(2)	$11.42	0.22(3)	1.03	1.25	(0.24)	(0.17)	(0.41)	$12.26	11.02%	1.08%	3.72%	11%	$74,286
2025	$10.62	0.17	1.02	1.19	(0.20)	(0.19)	(0.39)	$11.42	11.57%	1.08%	1.59%	23%	$63,846
2024	$9.59	0.16	1.02	1.18	(0.13)	(0.02)	(0.15)	$10.62	12.51%	1.08%	1.72%	43%	$489
2023	$9.13	0.13	0.55	0.68	(0.13)	(0.09)	(0.22)	$9.59	7.83%	1.08%	1.39%	24%	$269
2022	$10.66	0.26	(1.54)	(1.28)	(0.25)	—	(0.25)	$9.13	(12.33)%	1.08%	0.58%	12%	$60
2021(4)	$10.00	(0.01)(3)	0.67	0.66	—	—	—	$10.66	6.60%	1.08%	(0.26)%	10%	$15

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2026(2)	$11.48	0.28(3)	1.02	1.30	(0.34)	(0.17)	(0.51)	$12.27	11.47%	0.23%	4.57%	11%	$53,158
2025	$10.67	0.29	1.00	1.29	(0.29)	(0.19)	(0.48)	$11.48	12.58%	0.23%	2.44%	23%	$47,713
2024	$9.63	0.25	1.03	1.28	(0.22)	(0.02)	(0.24)	$10.67	13.52%	0.23%	2.57%	43%	$44,042
2023	$9.17	0.22	0.54	0.76	(0.21)	(0.09)	(0.30)	$9.63	8.74%	0.23%	2.24%	24%	$30,626
2022	$10.70	0.34	(1.54)	(1.20)	(0.33)	—	(0.33)	$9.17	(11.67)%	0.23%	1.43%	12%	$22,372
2021(4)	$10.00	0.03(3)	0.67	0.70	—	—	—	$10.70	7.00%	0.23%	0.59%	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2026 (unaudited).
(3)Computed using average shares outstanding throughout the period.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2050 Portfolio
Investor Class
2026(2)	$11.82	0.26(3)	1.15	1.41	(0.29)	(0.18)	(0.47)	$12.76	12.12%	0.58%	4.15%	12%	$4,970
2025	$10.80	0.22	1.14	1.36	(0.24)	(0.10)	(0.34)	$11.82	12.91%	0.58%	1.86%	21%	$4,329
2024	$9.69	0.19	1.13	1.32	(0.17)	(0.04)	(0.21)	$10.80	13.86%	0.58%	2.05%	18%	$3,265
2023	$9.14	0.16	0.64	0.80	(0.16)	(0.09)	(0.25)	$9.69	9.20%	0.58%	1.73%	20%	$1,859
2022	$10.70	0.35	(1.59)	(1.24)	(0.32)	—	(0.32)	$9.14	(12.05)%	0.58%	1.15%	10%	$1,482
2021(4)	$10.00	0.01(3)	0.69	0.70	—	—	—	$10.70	7.10%	0.58%	0.14%	12%	$822
I Class
2026(2)	$11.83	0.31(3)	1.12	1.43	(0.32)	(0.18)	(0.50)	$12.76	12.25%	0.38%	4.35%	12%	$45
2025	$10.81	0.08	1.30	1.38	(0.26)	(0.10)	(0.36)	$11.83	13.13%	0.38%	2.06%	21%	$24
2024	$9.70	0.36	0.98	1.34	(0.19)	(0.04)	(0.23)	$10.81	14.07%	0.38%	2.25%	18%	$6
2023	$9.15	0.18	0.64	0.82	(0.18)	(0.09)	(0.27)	$9.70	9.42%	0.38%	1.93%	20%	$5
2022	$10.72	0.37	(1.60)	(1.23)	(0.34)	—	(0.34)	$9.15	(11.89)%	0.38%	1.35%	10%	$5
2021(4)	$10.00	0.02(3)	0.70	0.72	—	—	—	$10.72	7.20%	0.38%	0.34%	12%	$5
A Class
2026(2)	$11.81	0.28(3)	1.11	1.39	(0.26)	(0.18)	(0.44)	$12.76	11.94%	0.83%	3.90%	12%	$498
2025	$10.78	0.17	1.17	1.34	(0.21)	(0.10)	(0.31)	$11.81	12.74%	0.83%	1.61%	21%	$255
2024	$9.68	0.15	1.13	1.28	(0.14)	(0.04)	(0.18)	$10.78	13.48%	0.83%	1.80%	18%	$84
2023	$9.13	0.14	0.64	0.78	(0.14)	(0.09)	(0.23)	$9.68	8.93%	0.83%	1.48%	20%	$5
2022	$10.70	0.33	(1.60)	(1.27)	(0.30)	—	(0.30)	$9.13	(12.24)%	0.83%	0.90%	10%	$5
2021(4)	$10.00	—(3)(5)	0.70	0.70	—	—	—	$10.70	7.00%	0.83%	(0.11)%	12%	$5
R Class
2026(2)	$11.79	0.22(3)	1.16	1.38	(0.23)	(0.18)	(0.41)	$12.76	11.85%	1.08%	3.65%	12%	$73,282
2025	$10.76	0.18	1.13	1.31	(0.18)	(0.10)	(0.28)	$11.79	12.48%	1.08%	1.36%	21%	$63,109
2024	$9.66	0.13	1.13	1.26	(0.12)	(0.04)	(0.16)	$10.76	13.23%	1.08%	1.55%	18%	$438
2023	$9.11	0.11	0.65	0.76	(0.12)	(0.09)	(0.21)	$9.66	8.67%	1.08%	1.23%	20%	$231
2022	$10.68	0.29	(1.58)	(1.29)	(0.28)	—	(0.28)	$9.11	(12.45)%	1.08%	0.65%	10%	$195
2021(4)	$10.00	(0.01)(3)	0.69	0.68	—	—	—	$10.68	6.80%	1.08%	(0.36)%	12%	$105

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2026(2)	$11.84	0.29(3)	1.15	1.44	(0.34)	(0.18)	(0.52)	$12.76	12.32%	0.23%	4.50%	12%	$49,738
2025	$10.81	0.27	1.14	1.41	(0.28)	(0.10)	(0.38)	$11.84	13.39%	0.23%	2.21%	21%	$44,211
2024	$9.71	0.22	1.12	1.34	(0.20)	(0.04)	(0.24)	$10.81	14.12%	0.23%	2.40%	18%	$38,205
2023	$9.16	0.19	0.64	0.83	(0.19)	(0.09)	(0.28)	$9.71	9.58%	0.23%	2.08%	20%	$23,167
2022	$10.72	0.37	(1.57)	(1.20)	(0.36)	—	(0.36)	$9.16	(11.69)%	0.23%	1.50%	10%	$15,032
2021(4)	$10.00	0.03(3)	0.69	0.72	—	—	—	$10.72	7.20%	0.23%	0.49%	12%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2026 (unaudited).
(3)Computed using average shares outstanding throughout the period.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2055 Portfolio
Investor Class
2026(2)	$12.00	0.26(3)	1.27	1.53	(0.29)	(0.18)	(0.47)	$13.06	12.89%	0.58%	4.09%	13%	$4,643
2025	$10.90	0.21	1.22	1.43	(0.23)	(0.10)	(0.33)	$12.00	13.44%	0.58%	1.60%	26%	$3,719
2024	$9.71	0.18	1.17	1.35	(0.16)	—	(0.16)	$10.90	14.13%	0.58%	1.90%	18%	$2,282
2023	$9.14	0.14	0.70	0.84	(0.16)	(0.11)	(0.27)	$9.71	9.69%	0.58%	1.60%	34%	$1,296
2022	$10.73	0.36	(1.62)	(1.26)	(0.33)	—	(0.33)	$9.14	(12.17)%	0.58%	1.09%	20%	$696
2021(4)	$10.00	—(3)(5)	0.73	0.73	—	—	—	$10.73	7.30%	0.58%	0.12%	10%	$413
I Class
2026(2)	$12.02	0.37(3)	1.17	1.54	(0.31)	(0.18)	(0.49)	$13.07	13.02%	0.38%	4.29%	13%	$18
2025	$10.91	0.23	1.24	1.47	(0.26)	(0.10)	(0.36)	$12.02	13.75%	0.38%	1.80%	26%	$7
2024	$9.72	0.21	1.16	1.37	(0.18)	—	(0.18)	$10.91	14.35%	0.38%	2.10%	18%	$6
2023	$9.15	0.17	0.69	0.86	(0.18)	(0.11)	(0.29)	$9.72	9.90%	0.38%	1.80%	34%	$5
2022	$10.73	0.38	(1.61)	(1.23)	(0.35)	—	(0.35)	$9.15	(11.93)%	0.38%	1.29%	20%	$5
2021(4)	$10.00	0.02(3)	0.71	0.73	—	—	—	$10.73	7.30%	0.38%	0.32%	10%	$5
A Class
2026(2)	$11.98	0.34(3)	1.17	1.51	(0.25)	(0.18)	(0.43)	$13.06	12.80%	0.83%	3.84%	13%	$199
2025	$10.89	0.16	1.24	1.40	(0.21)	(0.10)	(0.31)	$11.98	13.07%	0.83%	1.35%	26%	$71
2024	$9.70	0.16	1.17	1.33	(0.14)	—	(0.14)	$10.89	13.86%	0.83%	1.65%	18%	$30
2023	$9.12	0.13	0.70	0.83	(0.14)	(0.11)	(0.25)	$9.70	9.54%	0.83%	1.35%	34%	$5
2022	$10.71	0.33	(1.61)	(1.28)	(0.31)	—	(0.31)	$9.12	(12.38)%	0.83%	0.84%	20%	$5
2021(4)	$10.00	—(3)(5)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%	(0.13)%	10%	$5
R Class
2026(2)	$11.97	0.22(3)	1.26	1.48	(0.22)	(0.18)	(0.40)	$13.05	12.62%	1.08%	3.59%	13%	$56,663
2025	$10.87	0.16	1.22	1.38	(0.18)	(0.10)	(0.28)	$11.97	12.81%	1.08%	1.10%	26%	$49,010
2024	$9.68	0.13	1.17	1.30	(0.11)	—	(0.11)	$10.87	13.61%	1.08%	1.40%	18%	$372
2023	$9.11	0.11	0.69	0.80	(0.12)	(0.11)	(0.23)	$9.68	9.16%	1.08%	1.10%	34%	$212
2022	$10.70	0.31	(1.61)	(1.30)	(0.29)	—	(0.29)	$9.11	(12.57)%	1.08%	0.59%	20%	$185
2021(4)	$10.00	(0.01)(3)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%	(0.38)%	10%	$19

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2026(2)	$12.04	0.29(3)	1.26	1.55	(0.33)	(0.18)	(0.51)	$13.08	13.08%	0.23%	4.44%	13%	$31,862
2025	$10.93	0.25	1.23	1.48	(0.27)	(0.10)	(0.37)	$12.04	13.89%	0.23%	1.95%	26%	$27,527
2024	$9.74	0.22	1.17	1.39	(0.20)	—	(0.20)	$10.93	14.49%	0.23%	2.25%	18%	$24,200
2023	$9.16	0.18	0.70	0.88	(0.19)	(0.11)	(0.30)	$9.74	10.17%	0.23%	1.95%	34%	$12,875
2022	$10.74	0.38	(1.60)	(1.22)	(0.36)	—	(0.36)	$9.16	(11.81)%	0.23%	1.44%	20%	$9,578
2021(4)	$10.00	0.02(3)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%	0.47%	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2026 (unaudited).
(3)Computed using average shares outstanding throughout the period.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2060 Portfolio
Investor Class
2026(2)	$12.16	0.27(3)	1.28	1.55	(0.29)	(0.14)	(0.43)	$13.28	12.94%	0.58%	4.06%	13%	$6,746
2025	$11.01	0.21	1.27	1.48	(0.22)	(0.11)	(0.33)	$12.16	13.75%	0.58%	1.49%	17%	$5,311
2024	$9.82	0.17	1.22	1.39	(0.16)	(0.04)	(0.20)	$11.01	14.45%	0.58%	1.81%	22%	$3,078
2023	$9.15	0.14	0.75	0.89	(0.14)	(0.08)	(0.22)	$9.82	10.08%	0.59%	1.51%	23%	$1,535
2022	$10.73	0.33	(1.59)	(1.26)	(0.31)	(0.01)	(0.32)	$9.15	(12.16)%	0.58%	1.17%	19%	$687
2021(4)	$10.00	0.01(3)	0.72	0.73	—	—	—	$10.73	7.30%	0.58%	0.19%	13%	$304
I Class
2026(2)	$12.16	0.31(3)	1.27	1.58	(0.32)	(0.14)	(0.46)	$13.28	13.16%	0.38%	4.26%	13%	$81
2025	$11.01	0.21	1.29	1.50	(0.24)	(0.11)	(0.35)	$12.16	13.97%	0.38%	1.69%	17%	$28
2024	$9.82	0.20	1.21	1.41	(0.18)	(0.04)	(0.22)	$11.01	14.67%	0.38%	2.01%	22%	$14
2023	$9.16	0.17	0.73	0.90	(0.16)	(0.08)	(0.24)	$9.82	10.18%	0.39%	1.71%	23%	$12
2022	$10.73	0.27	(1.50)	(1.23)	(0.33)	(0.01)	(0.34)	$9.16	(11.92)%	0.38%	1.37%	19%	$11
2021(4)	$10.00	0.01(3)	0.72	0.73	—	—	—	$10.73	7.30%	0.38%	0.39%	13%	$5
A Class
2026(2)	$12.14	0.36(3)	1.18	1.54	(0.26)	(0.14)	(0.40)	$13.28	12.84%	0.83%	3.81%	13%	$225
2025	$10.99	0.16	1.29	1.45	(0.19)	(0.11)	(0.30)	$12.14	13.48%	0.83%	1.24%	17%	$55
2024	$9.79	0.15	1.23	1.38	(0.14)	(0.04)	(0.18)	$10.99	14.30%	0.83%	1.56%	22%	$20
2023	$9.13	0.12	0.74	0.86	(0.12)	(0.08)	(0.20)	$9.79	9.71%	0.84%	1.26%	23%	$6
2022	$10.71	0.33	(1.61)	(1.28)	(0.29)	(0.01)	(0.30)	$9.13	(12.37)%	0.83%	0.92%	19%	$5
2021(4)	$10.00	—(3)(5)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%	(0.06)%	13%	$5
R Class
2026(2)	$12.11	0.23(3)	1.30	1.53	(0.23)	(0.14)	(0.37)	$13.27	12.76%	1.08%	3.56%	13%	$63,240
2025	$10.97	0.13	1.28	1.41	(0.16)	(0.11)	(0.27)	$12.11	13.13%	1.08%	0.99%	17%	$52,039
2024	$9.78	0.05	1.30	1.35	(0.12)	(0.04)	(0.16)	$10.97	13.93%	1.08%	1.31%	22%	$261
2023	$9.12	0.20	0.64	0.84	(0.10)	(0.08)	(0.18)	$9.78	9.43%	1.09%	1.01%	23%	$87
2022	$10.70	0.27	(1.57)	(1.30)	(0.27)	(0.01)	(0.28)	$9.12	(12.56)%	1.08%	0.67%	19%	$98
2021(4)	$10.00	(0.01)(3)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%	(0.31)%	13%	$21

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2026(2)	$12.17	0.28(3)	1.31	1.59	(0.34)	(0.14)	(0.48)	$13.28	13.24%	0.23%	4.41%	13%	$18,782
2025	$11.02	0.25	1.27	1.52	(0.26)	(0.11)	(0.37)	$12.17	14.13%	0.23%	1.84%	17%	$17,640
2024	$9.83	0.22	1.21	1.43	(0.20)	(0.04)	(0.24)	$11.02	14.83%	0.23%	2.16%	22%	$14,476
2023	$9.16	0.16	0.76	0.92	(0.17)	(0.08)	(0.25)	$9.83	10.46%	0.24%	1.86%	23%	$8,366
2022	$10.74	0.36	(1.58)	(1.22)	(0.35)	(0.01)	(0.36)	$9.16	(11.90)%	0.23%	1.52%	19%	$3,871
2021(4)	$10.00	0.02(3)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%	0.54%	13%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2026 (unaudited).
(3)Computed using average shares outstanding throughout the period.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2065 Portfolio
Investor Class
2026(2)	$12.18	0.27(3)	1.31	1.58	(0.27)	(0.11)	(0.38)	$13.38	13.07%	0.58%	4.18%	9%	$6,221
2025	$10.94	0.21	1.25	1.46	(0.22)	—	(0.22)	$12.18	13.51%	0.58%	1.72%	16%	$5,101
2024	$9.71	0.17	1.22	1.39	(0.16)	—	(0.16)	$10.94	14.56%	0.58%	1.75%	17%	$3,479
2023	$9.19	0.14	0.73	0.87	(0.17)	(0.18)	(0.35)	$9.71	10.06%	0.59%	1.26%	64%	$2,032
2022	$10.79	0.36	(1.63)	(1.27)	(0.33)	—	(0.33)	$9.19	(12.20)%	0.58%	2.57%	45%	$1,145
2021(4)	$10.00	—(3)(5)	0.79	0.79	—	—	—	$10.79	7.90%	0.58%	0.13%	19%	$541
I Class
2026(2)	$12.19	0.31(3)	1.27	1.58	(0.29)	(0.11)	(0.40)	$13.37	13.12%	0.38%	4.38%	9%	$24
2025	$10.94	0.21	1.28	1.49	(0.24)	—	(0.24)	$12.19	13.83%	0.38%	1.92%	16%	$14
2024	$9.71	0.20	1.21	1.41	(0.18)	—	(0.18)	$10.94	14.79%	0.38%	1.95%	17%	$6
2023	$9.20	0.17	0.71	0.88	(0.19)	(0.18)	(0.37)	$9.71	10.17%	0.39%	1.46%	64%	$5
2022	$10.80	0.38	(1.63)	(1.25)	(0.35)	—	(0.35)	$9.20	(12.05)%	0.38%	2.77%	45%	$5
2021(4)	$10.00	0.02(3)	0.78	0.80	—	—	—	$10.80	8.00%	0.38%	0.33%	19%	$5
A Class
2026(2)	$12.16	0.35(3)	1.20	1.55	(0.23)	(0.11)	(0.34)	$13.37	12.89%	0.83%	3.93%	9%	$797
2025	$10.91	0.17	1.27	1.44	(0.19)	—	(0.19)	$12.16	13.36%	0.83%	1.47%	16%	$242
2024	$9.69	0.16	1.20	1.36	(0.14)	—	(0.14)	$10.91	14.20%	0.83%	1.50%	17%	$140
2023	$9.17	0.13	0.72	0.85	(0.15)	(0.18)	(0.33)	$9.69	9.80%	0.84%	1.01%	64%	$5
2022	$10.78	0.33	(1.63)	(1.30)	(0.31)	—	(0.31)	$9.17	(12.49)%	0.83%	2.32%	45%	$5
2021(4)	$10.00	—(3)(5)	0.78	0.78	—	—	—	$10.78	7.80%	0.83%	(0.12)%	19%	$5
R Class
2026(2)	$12.14	0.24(3)	1.29	1.53	(0.20)	(0.11)	(0.31)	$13.36	12.72%	1.08%	3.68%	9%	$3,213
2025	$10.90	0.15	1.25	1.40	(0.16)	—	(0.16)	$12.14	12.99%	1.08%	1.22%	16%	$1,504
2024	$9.68	0.14	1.19	1.33	(0.11)	—	(0.11)	$10.90	13.93%	1.08%	1.25%	17%	$734
2023	$9.16	0.11	0.71	0.82	(0.12)	(0.18)	(0.30)	$9.68	9.53%	1.09%	0.76%	64%	$297
2022	$10.77	0.26	(1.59)	(1.33)	(0.28)	—	(0.28)	$9.16	(12.68)%	1.08%	2.07%	45%	$206
2021(4)	$10.00	(0.01)(3)	0.78	0.77	—	—	—	$10.77	7.70%	1.08%	(0.37)%	19%	$49

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2026(2)	$12.20	0.29(3)	1.31	1.60	(0.31)	(0.11)	(0.42)	$13.38	13.28%	0.23%	4.53%	9%	$9,165
2025	$10.95	0.25	1.26	1.51	(0.26)	—	(0.26)	$12.20	13.99%	0.23%	2.07%	16%	$7,103
2024	$9.72	0.19	1.24	1.43	(0.20)	—	(0.20)	$10.95	14.94%	0.23%	2.10%	17%	$4,263
2023	$9.21	0.21	0.68	0.89	(0.20)	(0.18)	(0.38)	$9.72	10.33%	0.24%	1.61%	64%	$1,345
2022	$10.80	0.37	(1.60)	(1.23)	(0.36)	—	(0.36)	$9.21	(11.84)%	0.23%	2.92%	45%	$921
2021(4)	$10.00	0.02(3)	0.78	0.80	—	—	—	$10.80	8.00%	0.23%	0.48%	19%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2026 (unaudited).
(3)Computed using average shares outstanding throughout the period.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2070 Portfolio
Investor Class
2026(2)	$10.00	0.11(3)	0.43	0.54	(0.19)	$10.35	5.49%	0.58%	9.48%	4%	$133
I Class
2026(2)	$10.00	0.20(3)	0.34	0.54	(0.19)	$10.35	5.51%	0.38%	9.68%	4%	$26
A Class
2026(2)	$10.00	0.19(3)	0.35	0.54	(0.19)	$10.35	5.47%	0.83%	9.23%	4%	$26
R Class
2026(2)	$10.00	0.18(3)	0.35	0.53	(0.19)	$10.34	5.34%	1.08%	8.98%	4%	$54
R6 Class
2026(2)	$10.00	0.20(3)	0.34	0.54	(0.19)	$10.35	5.52%	0.23%	9.83%	4%	$26

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)December 1, 2025 (fund inception) through January 31, 2026 (unaudited).
(3)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreements

At a meeting held on September 19, 2025, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, annually following an initial two-year period.

Prior to its consideration of the renewal of the Funds’ management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time, including in connection with the review of other funds in the complex.

In connection with its consideration of the renewal of the Funds’ management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to the following:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided and to be provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to financial intermediaries by Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held a meeting to consider the renewal. The independent Directors also met on three occasions in private session to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement , requesting supplemental information from the Advisor and an independent data provider, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services – Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
75

•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves.

The Board discussed the Funds’ performance with the Advisor. The independent Directors requested, and the Advisor provided additional information relevant to the independent Directors’ review. This information was supplemented by information requested by the independent Directors from a third-party provider of industry data. In addition, Advisor personnel met with the independent Directors and provided additional information and insight that addressed the independent Directors’ follow-up questions and provided important detail and perspective on fund performance, and the marketing strategy for the funds with both institutional and retail customers. The discussions included, among other things, the impact of the Funds’ investment strategy and glide path on performance relative to their peers, and, as a result, makes comparisons challenging. The independent Directors found that the Funds’ performance has been consistent over time with their investment policies and construction given market conditions, noting that fund shareholders have generally selected these products based on their specific investment approach and the Directors discussed with the Advisor the importance of disclosures that explain the unique characteristics of the Funds’ glide path and approach to helping investors meet their investment objectives. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and determined that the allocation methodology was reasonable. This information was considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. Under the management agreement, the Advisor is paid a single, all-inclusive (or unified) management fee by each Fund. Separately, the Advisor has agreed to waive all management fees associated with the Funds’ investments in the underlying
76

American Century Investments funds in which each Fund invests. Under the unified fee structure, the Advisor provides all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. The Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peer expense universe and a narrower set of its expense group peers. In those instances where the fee level exceeds that of industry peers, the Board discussed with the Advisor the factors that impacted the level of the Fund’s fee in relation to its peers. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason to not continue the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

One Choice Blend+ In Retirement Portfolio - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one- and three-year periods. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

One Choice Blend+ 2025 Portfolio - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-year period and below for the three-year period. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

77

One Choice Blend+ 2030 Portfolio - The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-year period and below for the three-year period. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

One Choice Blend+ 2035 Portfolio - The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one- and three-year periods. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

One Choice Blend+ 2040 Portfolio - The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one- and three-year periods. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

One Choice Blend+ 2045 Portfolio - The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-year period and below for the three-year period. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

One Choice Blend+ 2050 Portfolio - The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-year period and below for the three-year period. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

One Choice Blend+ 2055 Portfolio - The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-year period and below for the three-year period. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

One Choice Blend+ 2060 Portfolio - The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-year period and below for the three-year period. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

One Choice Blend+ 2065 Portfolio - The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-year period and below for the three-year period. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement with the Funds are fair and reasonable and that the management fee charged to each Fund is reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

78

One Choice Blend+ 2070 Portfolio

At a meeting held on March 5, 2025, the Fund’s Board of Directors (the “Board”) unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the One Choice Blend+ 2070 Portfolio (the “New Fund”). Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Directors.

In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund’s characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund were anticipated to be below the median of the total expense ratios of the fund’s expected peer universe.

When considering the approval of the management agreement for the New Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the New Fund.

The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the terms of the management agreement were fair and reasonable and that the management fee to be charged to the New Fund is reasonable in light of the services to be provided and should be approved.

79

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97415 2603

Semiannual Financial Statements and Other Information

January 31, 2026

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Portfolio: Very Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 56.4%
Diversified Bond Fund Investor Class	7,994,237	$74,106,579
High Income Fund Investor Class	411,810	3,619,806
Inflation-Adjusted Bond Fund Investor Class	2,973,418	31,577,694
Short Duration Fund Investor Class	4,760,133	47,030,109
Short Duration Inflation Protection Bond Fund Investor Class	4,504,415	47,026,089
		203,360,277
Domestic Equity Funds — 20.4%
Focused Large Cap Value Fund Investor Class	1,849,410	20,029,106
Growth Fund Investor Class	206,845	11,583,338
Heritage Fund Investor Class	337,729	7,011,260
Large Cap Equity Fund Investor Class	427,953	20,665,857
Mid Cap Value Fund Investor Class	527,608	8,130,439
Select Fund Investor Class	20,898	2,685,561
Small Cap Dividend Fund Investor Class	169,858	1,814,087
Small Cap Growth Fund Investor Class	79,512	1,741,308
		73,660,956
International Fixed Income Funds — 16.2%
Emerging Markets Debt Fund Investor Class	756,122	7,213,407
Global Bond Fund Investor Class	5,905,291	51,376,029
		58,589,436
International Equity Funds — 4.5%
Global Real Estate Fund Investor Class	262,742	3,628,471
International Growth Fund Investor Class	442,032	6,232,647
International Value Fund Investor Class	552,242	6,350,781
		16,211,899
Money Market Funds — 2.5%
U.S. Government Money Market Fund Investor Class	9,041,309	9,041,309
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $341,344,073)		360,863,877
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$360,863,877

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
2

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Portfolio: Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.6%
Diversified Bond Fund Investor Class	22,681,266	$210,255,333
High Income Fund Investor Class	2,497,814	21,955,783
Inflation-Adjusted Bond Fund Investor Class	8,482,614	90,085,362
Short Duration Fund Investor Class	6,651,014	65,712,016
Short Duration Inflation Protection Bond Fund Investor Class	5,248,160	54,790,792
		442,799,286
Domestic Equity Funds — 33.3%
Focused Large Cap Value Fund Investor Class	8,391,932	90,884,620
Growth Fund Investor Class	1,141,115	63,902,433
Heritage Fund Investor Class	1,645,826	34,167,344
Large Cap Equity Fund Investor Class	2,193,800	105,938,580
Mid Cap Value Fund Investor Class	2,485,907	38,307,826
Select Fund Investor Class	105,270	13,528,184
Small Cap Dividend Fund Investor Class	777,286	8,301,410
Small Cap Growth Fund Investor Class	363,395	7,958,343
		362,988,740
International Fixed Income Funds — 12.8%
Emerging Markets Debt Fund Investor Class	2,294,119	21,885,898
Global Bond Fund Investor Class	13,476,590	117,246,335
		139,132,233
International Equity Funds — 11.5%
Global Real Estate Fund Investor Class	1,396,324	19,283,230
International Growth Fund Investor Class	3,249,897	45,823,553
International Small-Mid Cap Fund Investor Class	1,080,801	13,574,861
International Value Fund Investor Class	4,043,753	46,503,158
		125,184,802
Money Market Funds — 1.8%
U.S. Government Money Market Fund Investor Class	19,215,093	19,215,093
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $964,673,585)		1,089,320,154
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,089,320,154

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
3

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Portfolio: Moderate

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.3%
Focused Dynamic Growth Fund Investor Class	473,743	$36,648,770
Focused Large Cap Value Fund Investor Class	17,547,585	190,040,343
Growth Fund Investor Class	2,316,803	129,740,959
Heritage Fund Investor Class	3,883,780	80,627,282
Large Cap Equity Fund Investor Class	4,485,725	216,615,650
Mid Cap Value Fund Investor Class	5,528,331	85,191,584
Select Fund Investor Class	106,400	13,673,481
Small Cap Growth Fund Investor Class	683,358	14,965,549
Small Cap Value Fund Investor Class	1,651,474	15,441,281
		782,944,899
Domestic Fixed Income Funds — 26.7%
Core Plus Fund Investor Class	28,602,731	266,005,394
High Income Fund Investor Class	4,201,594	36,932,007
Inflation-Adjusted Bond Fund Investor Class	9,467,949	100,549,623
Short Duration Fund Investor Class	7,449,219	73,598,282
Short Duration Inflation Protection Bond Fund Investor Class	1,757,345	18,346,682
		495,431,988
International Equity Funds — 22.1%
Emerging Markets Fund Investor Class	4,881,908	79,428,645
Global Real Estate Fund Investor Class	3,393,940	46,870,316
International Growth Fund Investor Class	8,269,639	116,601,910
International Small-Mid Cap Fund Investor Class	3,542,626	44,495,381
International Value Fund Investor Class	7,159,385	82,332,930
Non-U.S. Intrinsic Value Fund Investor Class	3,622,937	39,526,245
		409,255,427
International Fixed Income Funds — 8.2%
Emerging Markets Debt Fund Investor Class	3,896,674	37,174,275
Global Bond Fund Investor Class	13,179,926	114,665,354
		151,839,629
Money Market Funds — 0.7%
U.S. Government Money Market Fund Investor Class	13,762,063	13,762,063
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,524,641,046)		1,853,234,006
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,853,234,006

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
4

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Portfolio: Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 52.8%
Focused Dynamic Growth Fund Investor Class	549,998	$42,547,843
Focused Large Cap Value Fund Investor Class	10,788,523	116,839,699
Growth Fund Investor Class	1,223,313	68,505,545
Heritage Fund Investor Class	2,446,298	50,785,148
Large Cap Equity Fund Investor Class	2,628,237	126,917,582
Mid Cap Value Fund Investor Class	3,473,949	53,533,548
Small Cap Growth Fund Investor Class	538,845	11,800,709
Small Cap Value Fund Investor Class	1,288,111	12,043,836
		482,973,910
International Equity Funds — 29.4%
Emerging Markets Fund Investor Class	3,361,079	54,684,762
Global Real Estate Fund Investor Class	2,174,753	30,033,344
International Growth Fund Investor Class	5,358,862	75,559,959
International Small-Mid Cap Fund Investor Class	2,500,679	31,408,531
International Value Fund Investor Class	3,755,781	43,191,484
Non-U.S. Intrinsic Value Fund Investor Class	3,126,984	34,115,398
		268,993,478
Domestic Fixed Income Funds — 13.9%
Core Plus Fund Investor Class	8,269,080	76,902,446
High Income Fund Investor Class	2,330,437	20,484,542
Inflation-Adjusted Bond Fund Investor Class	2,121,160	22,526,723
Short Duration Fund Investor Class	230,379	2,276,145
Short Duration Inflation Protection Bond Fund Investor Class	433,079	4,521,346
		126,711,202
International Fixed Income Funds — 3.7%
Emerging Markets Debt Fund Investor Class	1,200,667	11,454,366
Global Bond Fund Investor Class	2,601,775	22,635,440
		34,089,806
Money Market Funds — 0.2%
U.S. Government Money Market Fund Investor Class	2,261,010	2,261,010
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $672,029,802)		915,029,406
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$915,029,406

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
5

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice Portfolio: Very Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.7%
Focused Dynamic Growth Fund Investor Class	296,285	$22,920,644
Focused Large Cap Value Fund Investor Class	4,504,272	48,781,266
Growth Fund Investor Class	636,309	35,633,285
Heritage Fund Investor Class	1,139,252	23,650,865
Large Cap Equity Fund Investor Class	1,126,637	54,405,282
Mid Cap Value Fund Investor Class	1,601,768	24,683,248
Small Cap Growth Fund Investor Class	293,109	6,419,096
Small Cap Value Fund Investor Class	808,765	7,561,949
		224,055,635
International Equity Funds — 38.3%
Emerging Markets Fund Investor Class	2,021,659	32,892,396
Global Real Estate Fund Investor Class	1,058,722	14,620,952
International Growth Fund Investor Class	2,389,238	33,688,258
International Small-Mid Cap Fund Investor Class	1,601,176	20,110,773
International Value Fund Investor Class	1,559,609	17,935,509
Non-U.S. Intrinsic Value Fund Investor Class	1,844,392	20,122,312
		139,370,200
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $244,903,841)		363,425,835
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$363,425,835

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
6

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities - affiliated, at value	$360,863,877	$1,089,320,154	$1,853,234,006
Cash	—	—	10,000
Receivable for investments sold	113,456	507,049	100,678
Receivable for capital shares sold	16,372	41,174	420,772
Distributions receivable from underlying funds	490,840	1,195,688	1,541,891
	361,484,545	1,091,064,065	1,855,307,347

Liabilities
Payable for investments purchased	490,840	1,195,688	1,541,891
Payable for capital shares redeemed	129,155	547,481	524,436
Distribution and service fees payable	673	742	7,014
	620,668	1,743,911	2,073,341

Net Assets	$360,863,877	$1,089,320,154	$1,853,234,006

Net Assets Consist of:
Capital (par value and paid-in surplus)	$340,565,481	$936,472,987	$1,443,367,851
Distributable earnings (loss)	20,298,396	152,847,167	409,866,155
	$360,863,877	$1,089,320,154	$1,853,234,006

Investment securities - affiliated, at cost	$341,344,073	$964,673,585	$1,524,641,046

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$359,283,245	29,995,972	$11.98
R Class, $0.01 Par Value	$1,580,632	131,835	$11.99
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,087,571,440	78,330,110	$13.88
R Class, $0.01 Par Value	$1,748,714	125,963	$13.88
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,836,581,815	111,544,088	$16.47
R Class, $0.01 Par Value	$16,652,191	1,011,438	$16.46

See Notes to Financial Statements.
7

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities - affiliated, at value	$915,029,406	$363,425,835
Cash	5,000	—
Receivable for investments sold	544,275	66,115
Receivable for capital shares sold	64,548	38,537
Distributions receivable from underlying funds	426,723	—
	916,069,952	363,530,487

Liabilities
Payable for investments purchased	426,723	—
Payable for capital shares redeemed	611,916	101,260
Distribution and service fees payable	1,907	3,392
	1,040,546	104,652

Net Assets	$915,029,406	$363,425,835

Net Assets Consist of:
Capital (par value and paid-in surplus)	$629,257,342	$223,878,434
Distributable earnings (loss)	285,772,064	139,547,401
	$915,029,406	$363,425,835

Investment securities - affiliated, at cost	$672,029,802	$244,903,841

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$910,478,038	52,034,700	$17.50
R Class, $0.01 Par Value	$4,551,368	259,598	$17.53
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$355,385,943	16,401,442	$21.67
R Class, $0.01 Par Value	$8,039,892	370,254	$21.71

See Notes to Financial Statements.
8

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income:
Income distributions from underlying funds	$8,340,891	$22,725,557	$35,758,746
Interest	2,452	5,837	5,792
	8,343,343	22,731,394	35,764,538

Expenses:
Distribution and service fees - R Class	4,009	4,529	41,222
Directors' fees and expenses	5,419	16,169	26,856
	9,428	20,698	68,078

Net investment income (loss)	8,333,915	22,710,696	35,696,460

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	5,177,956	1,661,328	18,207,330
Capital gain distributions received from underlying funds	9,773,479	50,210,866	108,131,531
	14,951,435	51,872,194	126,338,861

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(8,212,420)	(15,165,232)	(28,933,777)

Net realized and unrealized gain (loss) on affiliates	6,739,015	36,706,962	97,405,084

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,072,930	$59,417,658	$133,101,544

See Notes to Financial Statements.
9

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income:
Income distributions from underlying funds	$17,068,178	$6,057,168
Interest	3,397	781
	17,071,575	6,057,949

Expenses:
Distribution and service fees - R Class	11,731	19,880
Directors' fees and expenses	13,255	5,206
Other expenses	—	26
	24,986	25,112

Net investment income (loss)	17,046,589	6,032,837

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	8,065,226	4,597,698
Capital gain distributions received from underlying funds	65,196,011	30,101,690
	73,261,237	34,699,388

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(13,415,465)	(5,210,343)

Net realized and unrealized gain (loss) on affiliates	59,845,772	29,489,045

Net Increase (Decrease) in Net Assets Resulting from Operations	$76,892,361	$35,521,882

See Notes to Financial Statements.
10

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$8,333,915	$12,704,925	$22,710,696	$31,903,506
Net realized gain (loss)	14,951,435	4,309,726	51,872,194	28,392,847
Change in net unrealized appreciation (depreciation)	(8,212,420)	3,712,356	(15,165,232)	14,559,885
Net increase (decrease) in net assets resulting from operations	15,072,930	20,727,007	59,417,658	74,856,238

Distributions to Shareholders
From earnings:
Investor Class	(8,362,856)	(12,583,714)	(42,019,308)	(31,609,376)
R Class	(32,214)	(44,858)	(63,477)	(46,033)
Decrease in net assets from distributions	(8,395,070)	(12,628,572)	(42,082,785)	(31,655,409)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(14,283,355)	(29,067,446)	(11,068,720)	(76,558,474)

Net increase (decrease) in net assets	(7,605,495)	(20,969,011)	6,266,153	(33,357,645)

Net Assets
Beginning of period	368,469,372	389,438,383	1,083,054,001	1,116,411,646
End of period	$360,863,877	$368,469,372	$1,089,320,154	$1,083,054,001

See Notes to Financial Statements.
11

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$35,696,460	$45,727,321	$17,046,589	$19,741,805
Net realized gain (loss)	126,338,861	65,125,395	73,261,237	48,746,708
Change in net unrealized appreciation (depreciation)	(28,933,777)	44,848,108	(13,415,465)	20,532,039
Net increase (decrease) in net assets resulting from operations	133,101,544	155,700,824	76,892,361	89,020,552

Distributions to Shareholders
From earnings:
Investor Class	(100,292,825)	(45,114,050)	(71,517,810)	(21,917,223)
R Class	(850,145)	(306,872)	(324,999)	(89,071)
Decrease in net assets from distributions	(101,142,970)	(45,420,922)	(71,842,809)	(22,006,294)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	38,687,407	(148,017,030)	30,833,193	(88,962,896)

Net increase (decrease) in net assets	70,645,981	(37,737,128)	35,882,745	(21,948,638)

Net Assets
Beginning of period	1,782,588,025	1,820,325,153	879,146,661	901,095,299
End of period	$1,853,234,006	$1,782,588,025	$915,029,406	$879,146,661

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$6,032,837	$5,475,453
Net realized gain (loss)	34,699,388	22,615,104
Change in net unrealized appreciation (depreciation)	(5,210,343)	11,263,304
Net increase (decrease) in net assets resulting from operations	35,521,882	39,353,861

Distributions to Shareholders
From earnings:
Investor Class	(26,510,062)	(6,532,985)
R Class	(544,963)	(100,730)
Decrease in net assets from distributions	(27,055,025)	(6,633,715)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	12,650,115	(43,633,193)

Net increase (decrease) in net assets	21,116,972	(10,913,047)

Net Assets
Beginning of period	342,308,863	353,221,910
End of period	$363,425,835	$342,308,863

See Notes to Financial Statements.
13

Notes to Financial Statements

JANUARY 31, 2026 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Each fund operates as a fund of funds, meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. Additional information and attributes of each underlying fund are available at americancentury.com. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

One Choice Portfolio: Very Conservative	Investor, R
One Choice Portfolio: Conservative	Investor, R
One Choice Portfolio: Moderate	Investor, R
One Choice Portfolio: Aggressive	Investor, R
One Choice Portfolio: Very Aggressive	Investor, R

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund’s investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Open-end management investment companies are valued at their reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedule of Investments provides additional information on a fund's portfolio holdings.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

14

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

One Choice Portfolio: Very Conservative	Quarterly
One Choice Portfolio: Conservative	Quarterly
One Choice Portfolio: Moderate	Quarterly
One Choice Portfolio: Aggressive	Annually
One Choice Portfolio: Very Aggressive	Annually

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to a fund.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended January 31, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Acquired Fund Fees and Expenses — A fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2026 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$49,423,173	$140,532,835	$263,877,701	$150,240,721	$56,944,576
Sales	$53,994,204	$120,762,778	$182,505,273	$109,007,737	$35,214,959

15

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	1,324,899	$15,885,475	2,755,265	$31,938,900
Issued in reinvestment of distributions	689,683	8,189,092	1,064,804	12,325,489
Redeemed	(3,199,657)	(38,341,108)	(6,297,771)	(73,115,583)
	(1,185,075)	(14,266,541)	(2,477,702)	(28,851,194)
R Class
Sold	26,939	321,418	46,571	542,653
Issued in reinvestment of distributions	2,709	32,214	3,870	44,858
Redeemed	(30,892)	(370,446)	(69,047)	(803,763)
	(1,244)	(16,814)	(18,606)	(216,252)
Net increase (decrease)	(1,186,319)	$(14,283,355)	(2,496,308)	$(29,067,446)
One Choice Portfolio: Conservative
Investor Class
Sold	2,120,780	$29,720,261	4,448,945	$59,132,132
Issued in reinvestment of distributions	2,997,184	41,118,119	2,332,865	30,933,305
Redeemed	(5,838,831)	(81,715,102)	(12,529,645)	(166,582,820)
	(720,867)	(10,876,722)	(5,747,835)	(76,517,383)
R Class
Sold	13,300	185,391	27,639	368,473
Issued in reinvestment of distributions	4,629	63,477	3,469	45,961
Redeemed	(31,580)	(440,866)	(34,417)	(455,525)
	(13,651)	(191,998)	(3,309)	(41,091)
Net increase (decrease)	(734,518)	$(11,068,720)	(5,751,144)	$(76,558,474)
One Choice Portfolio: Moderate
Investor Class
Sold	3,053,248	$50,920,726	6,010,640	$93,325,016
Issued in reinvestment of distributions	6,084,237	98,099,300	2,851,570	44,142,985
Redeemed	(6,643,107)	(110,644,488)	(18,453,266)	(286,266,291)
	2,494,378	38,375,538	(9,591,056)	(148,798,290)
R Class
Sold	79,828	1,324,793	208,991	3,237,299
Issued in reinvestment of distributions	52,765	850,145	19,834	306,872
Redeemed	(110,807)	(1,863,069)	(178,965)	(2,762,911)
	21,786	311,869	49,860	781,260
Net increase (decrease)	2,516,164	$38,687,407	(9,541,196)	$(148,017,030)

16

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	1,389,360	$24,837,476	3,285,537	$54,340,323
Issued in reinvestment of distributions	4,117,265	70,075,845	1,324,384	21,481,515
Redeemed	(3,565,453)	(63,861,188)	(9,936,038)	(164,506,265)
	1,941,172	31,052,133	(5,326,117)	(88,684,427)
R Class
Sold	34,525	618,680	72,098	1,193,862
Issued in reinvestment of distributions	19,050	324,999	5,478	89,071
Redeemed	(63,665)	(1,162,619)	(94,463)	(1,561,402)
	(10,090)	(218,940)	(16,887)	(278,469)
Net increase (decrease)	1,931,082	$30,833,193	(5,343,004)	$(88,962,896)
One Choice Portfolio: Very Aggressive
Investor Class
Sold	602,300	$13,286,413	1,369,198	$26,905,390
Issued in reinvestment of distributions	1,236,174	25,885,485	326,685	6,363,835
Redeemed	(1,210,962)	(26,582,215)	(3,860,494)	(76,331,072)
	627,512	12,589,683	(2,164,611)	(43,061,847)
R Class
Sold	49,935	1,095,881	84,867	1,684,205
Issued in reinvestment of distributions	25,946	544,872	5,158	100,729
Redeemed	(70,721)	(1,580,321)	(118,908)	(2,356,280)
	5,160	60,432	(28,883)	(571,346)
Net increase (decrease)	632,672	$12,650,115	(2,193,494)	$(43,633,193)

6. Risk Factors

The overall risk profile of a fund will be impacted by the underlying funds’ investment strategies, including the investment vehicles and techniques utilized to manage each portfolio. The net asset value of a fund will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$351,807,933	$989,911,791	$1,566,925,618
Gross tax appreciation of investments	$19,750,310	$130,686,086	$340,297,803
Gross tax depreciation of investments	(10,694,366)	(31,277,723)	(53,989,415)
Net tax appreciation (depreciation) of investments	$9,055,944	$99,408,363	$286,308,388

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$699,097,901	$256,443,453
Gross tax appreciation of investments	$221,710,677	$106,982,382
Gross tax depreciation of investments	(5,779,172)	—
Net tax appreciation (depreciation) of investments	$215,931,505	$106,982,382

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

17

As of July 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
One Choice Portfolio: Very Conservative	$(1,935,884)	$(2,171,643)

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate owned 63% of the shares of Core Plus Fund.

18

9. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2026 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$76,886	$2,123	$6,840	$1,938	$74,107	7,994	$(755)	$1,662
High Income Fund	3,937	121	473	35	3,620	412	(4)	121
Inflation-Adjusted Bond Fund	40,730	718	10,939	1,069	31,578	2,973	(805)	674
Short Duration Fund	48,249	1,525	3,144	400	47,030	4,760	(157)	1,049
Short Duration Inflation Protection Bond Fund	47,987	1,792	2,325	(428)	47,026	4,504	58	1,307
Focused Large Cap Value Fund	22,879	2,421	2,940	(2,331)	20,029	1,849	2,713	2,104
Growth Fund	9,271	4,594	1,145	(1,137)	11,583	207	42	1,701
Heritage Fund	8,535	1,554	1,282	(1,796)	7,011	338	177	1,281
Large Cap Equity Fund	22,350	4,214	2,518	(3,380)	20,666	428	1,175	3,896
Mid Cap Value Fund	12,141	1,032	3,776	(1,266)	8,131	528	1,106	991
Select Fund	2,634	309	194	(63)	2,686	21	53	247
Small Cap Dividend Fund	2,501	235	1,178	256	1,814	170	(132)	34
Small Cap Growth Fund	2,503	215	859	(118)	1,741	80	171	127
Emerging Markets Debt Fund	7,679	261	1,159	432	7,213	756	(116)	261
Global Bond Fund	52,820	1,979	3,443	20	51,376	5,905	(414)	1,768
Global Real Estate Fund	—	3,740	108	(4)	3,628	263	(2)	106
International Growth Fund	—	6,563	354	24	6,233	442	2	203
International Value Fund	—	6,853	573	71	6,351	552	(9)	493
U.S. Government Money Market Fund	—	9,136	95	—	9,041	9,041	—	51
Real Estate Fund	7,367	38	5,471	(1,934)	—	—	2,075	38
	$368,469	$49,423	$48,816	$(8,212)	$360,864	41,223	$5,178	$18,114
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$208,034	$5,191	$7,097	$4,127	$210,255	22,681	$(927)	$4,642
High Income Fund	11,672	10,770	645	159	21,956	2,498	(52)	490
Inflation-Adjusted Bond Fund	93,950	1,915	6,630	850	90,085	8,483	(558)	1,915
Short Duration Fund	67,506	1,466	3,790	530	65,712	6,651	(188)	1,465
Short Duration Inflation Protection Bond Fund	56,764	1,520	2,926	(567)	54,791	5,248	146	1,519
Focused Large Cap Value Fund	75,186	20,134	4,676	241	90,885	8,392	(8)	9,410
Growth Fund	49,874	21,343	459	(6,856)	63,902	1,141	(1)	9,469
Heritage Fund	43,062	6,292	6,567	(8,620)	34,167	1,646	636	6,292
Large Cap Equity Fund	94,579	26,022	2,423	(12,239)	105,939	2,194	(231)	19,966
Mid Cap Value Fund	50,005	4,640	13,019	(3,318)	38,308	2,486	2,324	4,640
Select Fund	14,662	1,242	1,854	(521)	13,529	105	540	1,241
Small Cap Dividend Fund	9,732	147	2,419	841	8,301	777	(272)	147
Small Cap Growth Fund	10,671	577	2,755	(535)	7,958	363	726	577
Emerging Markets Debt Fund	23,786	793	4,074	1,381	21,886	2,294	(393)	793
Global Bond Fund	145,001	4,350	35,501	3,396	117,246	13,477	(4,115)	4,350
Global Real Estate Fund	21,547	569	3,993	1,160	19,283	1,396	(37)	560
International Growth Fund	46,955	4,896	6,793	766	45,824	3,250	1,257	1,493
International Small-Mid Cap Fund	12,314	2,592	2,886	1,555	13,575	1,081	282	245
International Value Fund	47,754	6,826	10,562	2,485	46,503	4,044	2,532	3,613
U.S. Government Money Market Fund	—	19,248	33	—	19,215	19,215	—	109
	$1,083,054	$140,533	$119,102	$(15,165)	$1,089,320	107,422	$1,661	$72,936
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Focused Dynamic Growth Fund	$33,394	$2,933	$718	$1,040	$36,649	474	$(8)	$2,633
Focused Large Cap Value Fund	147,762	44,678	2,519	119	190,040	17,548	75	19,128
Growth Fund	95,704	48,675	382	(14,256)	129,741	2,317	—	19,162
Heritage Fund	102,825	14,645	15,861	(20,982)	80,627	3,884	2,168	14,645
Large Cap Equity Fund	221,844	40,336	16,315	(29,249)	216,616	4,486	6,059	40,336
Mid Cap Value Fund	99,144	10,014	19,399	(4,567)	85,192	5,528	2,124	10,014
Select Fund	14,401	1,249	1,527	(449)	13,674	106	481	1,249
Small Cap Growth Fund	23,765	1,290	8,546	(1,543)	14,966	683	2,076	1,289
Small Cap Value Fund	23,840	2,243	8,737	(1,905)	15,441	1,651	1,113	2,244
Core Plus Fund	269,430	7,492	18,290	7,373	266,005	28,603	(3,222)	6,315
High Income Fund	18,945	17,816	—	171	36,932	4,202	—	814
Inflation-Adjusted Bond Fund	108,107	2,131	11,123	1,435	100,550	9,468	(1,025)	2,130
Short Duration Fund	72,154	1,607	558	395	73,598	7,449	(27)	1,607
Short Duration Inflation Protection Bond Fund	18,845	507	823	(182)	18,347	1,757	44	507
Emerging Markets Fund	77,658	10,021	20,474	12,224	79,429	4,882	5,762	845
Global Real Estate Fund	43,697	1,335	446	2,284	46,870	3,394	(4)	1,335
International Growth Fund	103,513	15,681	6,023	3,431	116,602	8,270	1,006	3,681
International Small-Mid Cap Fund	39,955	740	2,021	5,821	44,495	3,543	(69)	740
International Value Fund	70,306	17,675	10,990	5,342	82,333	7,159	2,245	6,091
Non-U.S. Intrinsic Value Fund	42,257	3,775	8,961	2,455	39,526	3,623	732	3,775
Emerging Markets Debt Fund	38,269	1,357	4,498	2,046	37,174	3,897	(405)	1,357
Global Bond Fund	116,773	3,916	6,087	63	114,665	13,180	(918)	3,916
U.S. Government Money Market Fund	—	13,762	—	—	13,762	13,762	—	77
	$1,782,588	$263,878	$164,298	$(28,934)	$1,853,234	149,866	$18,207	$143,890
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund	$40,752	$3,069	$1,584	$311	$42,548	550	$1,113	$3,069
Focused Large Cap Value Fund	97,515	20,574	1,730	481	116,840	10,789	(38)	11,879
Growth Fund	59,026	16,911	403	(7,028)	68,506	1,223	220	10,088
Heritage Fund	64,004	9,224	9,134	(13,309)	50,785	2,446	1,487	9,224
Large Cap Equity Fund	112,375	30,306	996	(14,767)	126,918	2,628	(4)	23,653
Mid Cap Value Fund	62,770	6,317	12,632	(2,921)	53,534	3,474	1,379	6,317
Small Cap Growth Fund	16,267	953	4,643	(776)	11,801	539	1,049	953
Small Cap Value Fund	15,701	1,646	4,612	(691)	12,044	1,288	109	1,646
Emerging Markets Fund	50,255	8,690	13,153	8,893	54,685	3,361	3,457	599
Global Real Estate Fund	26,038	2,639	—	1,356	30,033	2,175	—	856
International Growth Fund	60,710	18,470	5,528	1,908	75,560	5,359	752	2,397
International Small-Mid Cap Fund	23,799	5,367	1,577	3,820	31,409	2,501	(38)	526
International Value Fund	31,292	11,818	2,937	3,018	43,191	3,756	512	3,182
Non-U.S. Intrinsic Value Fund	32,216	5,156	5,360	2,103	34,115	3,127	249	3,247
Core Plus Fund	72,053	3,956	247	1,140	76,902	8,269	(42)	1,733
High Income Fund	27,364	828	8,722	1,015	20,485	2,330	(805)	828
Inflation-Adjusted Bond Fund	27,224	478	5,888	712	22,526	2,121	(556)	476
Short Duration Fund	9,217	155	7,033	(63)	2,276	230	110	155
Short Duration Inflation Protection Bond Fund	9,298	125	4,625	(277)	4,521	433	309	125
Emerging Markets Debt Fund	14,300	476	4,313	991	11,454	1,201	(388)	476
Global Bond Fund	26,971	822	5,827	669	22,635	2,602	(810)	822
U.S. Government Money Market Fund	—	2,261	—	—	2,261	2,261	—	13
	$879,147	$150,241	$100,944	$(13,415)	$915,029	62,663	$8,065	$82,264
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund	$20,635	$2,655	$773	$404	$22,921	296	$218	$1,658
Focused Large Cap Value Fund	39,794	9,723	944	208	48,781	4,504	(68)	4,981
Growth Fund	29,456	9,821	—	(3,644)	35,633	636	—	5,268
Heritage Fund	30,077	4,341	4,361	(6,406)	23,651	1,139	896	4,289
Large Cap Equity Fund	47,325	13,764	328	(6,356)	54,405	1,127	(51)	10,160
Mid Cap Value Fund	27,778	3,053	5,069	(1,079)	24,683	1,602	312	2,925
Small Cap Growth Fund	9,173	500	2,797	(456)	6,420	293	632	500
Small Cap Value Fund	9,289	969	2,241	(455)	7,562	809	112	969
Emerging Markets Fund	29,708	2,561	5,001	5,624	32,892	2,022	1,818	349
Global Real Estate Fund	13,781	502	385	723	14,621	1,059	(3)	417
International Growth Fund	34,606	1,323	3,333	1,092	33,688	2,389	370	1,062
International Small-Mid Cap Fund	17,579	335	344	2,541	20,111	1,601	28	335
International Value Fund	13,810	3,804	1,088	1,410	17,936	1,560	131	1,326
Non-U.S. Intrinsic Value Fund	19,298	3,593	3,953	1,184	20,122	1,844	203	1,920
	$342,309	$56,944	$30,617	$(5,210)	$363,426	20,881	$4,598	$36,159
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2026(4)	$11.77	0.27	0.22	0.49	(0.28)	—	(0.28)	$11.98	4.19%	0.00%	4.52%	14%	$359,283
2025	$11.52	0.39	0.25	0.64	(0.39)	—	(0.39)	$11.77	5.66%	0.00%	3.36%	9%	$366,902
2024	$11.04	0.35	0.47	0.82	(0.34)	—	(0.34)	$11.52	7.61%	0.00%	3.13%	15%	$387,690
2023	$11.82	0.38	(0.39)	(0.01)	(0.38)	(0.39)	(0.77)	$11.04	0.21%	0.01%	3.37%	13%	$434,210
2022	$13.50	0.45	(1.28)	(0.83)	(0.46)	(0.39)	(0.85)	$11.82	(6.57)%	0.00%	3.52%	9%	$496,501
2021	$12.54	0.20	1.20	1.40	(0.19)	(0.25)	(0.44)	$13.50	11.39%	0.00%	1.55%	18%	$524,867
R Class
2026(4)	$11.78	0.24	0.22	0.46	(0.25)	—	(0.25)	$11.99	3.91%	0.50%	4.02%	14%	$1,581
2025	$11.53	0.33	0.25	0.58	(0.33)	—	(0.33)	$11.78	5.13%	0.50%	2.86%	9%	$1,567
2024	$11.05	0.27	0.50	0.77	(0.29)	—	(0.29)	$11.53	7.07%	0.50%	2.63%	15%	$1,749
2023	$11.83	0.31	(0.38)	(0.07)	(0.32)	(0.39)	(0.71)	$11.05	(0.29)%	0.51%	2.87%	13%	$2,393
2022	$13.50	0.37	(1.26)	(0.89)	(0.39)	(0.39)	(0.78)	$11.83	(6.96)%	0.50%	3.02%	9%	$2,138
2021	$12.55	0.14	1.19	1.33	(0.13)	(0.25)	(0.38)	$13.50	10.73%	0.50%	1.05%	18%	$1,663

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Conservative
Investor Class
2026(4)	$13.68	0.29	0.46	0.75	(0.30)	(0.25)	(0.55)	$13.88	5.52%	0.00%	4.12%	11%	$1,087,571
2025	$13.14	0.39	0.54	0.93	(0.39)	—	(0.39)	$13.68	7.19%	0.00%	2.92%	9%	$1,081,145
2024	$12.39	0.34	0.75	1.09	(0.34)	—	(0.34)	$13.14	8.96%	0.00%	2.75%	14%	$1,114,534
2023	$13.15	0.33	0.02	0.35	(0.35)	(0.76)	(1.11)	$12.39	3.33%	0.00%	2.72%	12%	$1,160,448
2022	$15.71	0.57	(1.87)	(1.30)	(0.59)	(0.67)	(1.26)	$13.15	(9.08)%	0.00%	3.94%	10%	$1,252,961
2021	$14.16	0.22	2.11	2.33	(0.22)	(0.56)	(0.78)	$15.71	16.82%	0.00%	1.46%	18%	$1,452,250
R Class
2026(4)	$13.67	0.25	0.47	0.72	(0.26)	(0.25)	(0.51)	$13.88	5.32%	0.50%	3.62%	11%	$1,749
2025	$13.14	0.32	0.53	0.85	(0.32)	—	(0.32)	$13.67	6.58%	0.50%	2.42%	9%	$1,909
2024	$12.38	0.26	0.78	1.04	(0.28)	—	(0.28)	$13.14	8.50%	0.50%	2.25%	14%	$1,878
2023	$13.15	0.27	0.01	0.28	(0.29)	(0.76)	(1.05)	$12.38	2.74%	0.50%	2.22%	12%	$2,097
2022	$15.71	0.49	(1.87)	(1.38)	(0.51)	(0.67)	(1.18)	$13.15	(9.54)%	0.50%	3.44%	10%	$1,936
2021	$14.15	0.14	2.12	2.26	(0.14)	(0.56)	(0.70)	$15.71	16.30%	0.50%	0.96%	18%	$1,743

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2026(4)	$16.20	0.33	0.88	1.21	(0.32)	(0.62)	(0.94)	$16.47	7.61%	0.00%	3.88%	10%	$1,836,582
2025	$15.22	0.40	0.98	1.38	(0.40)	—	(0.40)	$16.20	9.22%	0.00%	2.59%	9%	$1,766,558
2024	$14.08	0.34	1.14	1.48	(0.34)	—	(0.34)	$15.22	10.71%	0.00%	2.43%	11%	$1,806,021
2023	$14.68	0.32	0.41	0.73	(0.33)	(1.00)	(1.33)	$14.08	5.95%	0.00%	2.31%	13%	$1,816,523
2022	$18.13	0.69	(2.49)	(1.80)	(0.72)	(0.93)	(1.65)	$14.68	(11.03)%	0.00%	4.21%	11%	$1,839,658
2021	$16.01	0.20	3.36	3.56	(0.20)	(1.24)	(1.44)	$18.13	23.09%	0.00%	1.18%	30%	$2,180,041
R Class
2026(4)	$16.20	0.28	0.87	1.15	(0.27)	(0.62)	(0.89)	$16.46	7.27%	0.50%	3.38%	10%	$16,652
2025	$15.22	0.32	0.98	1.30	(0.32)	—	(0.32)	$16.20	8.68%	0.50%	2.09%	9%	$16,030
2024	$14.08	0.22	1.19	1.41	(0.27)	—	(0.27)	$15.22	10.16%	0.50%	1.93%	11%	$14,304
2023	$14.68	0.25	0.41	0.66	(0.26)	(1.00)	(1.26)	$14.08	5.42%	0.50%	1.81%	13%	$4,878
2022	$18.13	0.60	(2.48)	(1.88)	(0.64)	(0.93)	(1.57)	$14.68	(11.48)%	0.50%	3.71%	11%	$5,086
2021	$16.00	0.11	3.37	3.48	(0.11)	(1.24)	(1.35)	$18.13	22.54%	0.50%	0.68%	30%	$5,053

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2026(4)	$17.46	0.34	1.18	1.52	(0.45)	(1.03)	(1.48)	$17.50	8.91%	0.00%	3.76%	12%	$910,478
2025	$16.18	0.37	1.33	1.70	(0.38)	(0.04)	(0.42)	$17.46	10.70%	0.00%	2.26%	11%	$874,442
2024	$14.74	0.31	1.44	1.75	(0.31)	—	(0.31)	$16.18	12.11%	0.00%	2.10%	8%	$896,463
2023	$15.20	0.28	0.80	1.08	(0.30)	(1.24)	(1.54)	$14.74	8.42%	0.01%	1.96%	14%	$906,625
2022	$19.05	0.77	(2.79)	(2.02)	(0.76)	(1.07)	(1.83)	$15.20	(11.96)%	0.00%	4.47%	11%	$906,402
2021	$16.24	0.19	4.23	4.42	(0.17)	(1.44)	(1.61)	$19.05	28.36%	0.00%	1.07%	21%	$1,078,655
R Class
2026(4)	$17.44	0.28	1.20	1.48	(0.36)	(1.03)	(1.39)	$17.53	8.66%	0.50%	3.26%	12%	$4,551
2025	$16.16	0.29	1.33	1.62	(0.30)	(0.04)	(0.34)	$17.44	10.16%	0.50%	1.76%	11%	$4,705
2024	$14.73	0.22	1.45	1.67	(0.24)	—	(0.24)	$16.16	11.49%	0.50%	1.60%	8%	$4,632
2023	$15.18	0.21	0.80	1.01	(0.22)	(1.24)	(1.46)	$14.73	7.92%	0.51%	1.46%	14%	$5,547
2022	$19.03	0.68	(2.80)	(2.12)	(0.66)	(1.07)	(1.73)	$15.18	(12.44)%	0.50%	3.97%	11%	$4,537
2021	$16.21	0.10	4.23	4.33	(0.07)	(1.44)	(1.51)	$19.03	27.80%	0.50%	0.57%	21%	$4,775

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2026(4)	$21.21	0.38	1.80	2.18	(0.40)	(1.32)	(1.72)	$21.67	10.59%	0.00%	3.39%	10%	$355,386
2025	$19.27	0.32	2.01	2.33	(0.35)	(0.04)	(0.39)	$21.21	12.24%	0.00%	1.61%	11%	$334,570
2024	$17.23	0.26	2.06	2.32	(0.28)	—	(0.28)	$19.27	13.63%	0.00%	1.49%	8%	$345,635
2023	$17.53	0.19	1.40	1.59	(0.20)	(1.69)	(1.89)	$17.23	10.86%	0.01%	1.17%	14%	$336,502
2022	$22.45	0.90	(3.75)	(2.85)	(0.88)	(1.19)	(2.07)	$17.53	(14.22)%	0.00%	4.48%	11%	$331,761
2021	$18.07	0.14	5.90	6.04	(0.13)	(1.53)	(1.66)	$22.45	34.63%	0.00%	0.67%	15%	$396,903
R Class
2026(4)	$21.20	0.31	1.81	2.12	(0.29)	(1.32)	(1.61)	$21.71	10.27%	0.50%	2.89%	10%	$8,040
2025	$19.26	0.22	2.01	2.23	(0.25)	(0.04)	(0.29)	$21.20	11.68%	0.50%	1.11%	11%	$7,739
2024	$17.22	0.14	2.09	2.23	(0.19)	—	(0.19)	$19.26	13.08%	0.50%	0.99%	8%	$7,587
2023	$17.51	0.10	1.42	1.52	(0.12)	(1.69)	(1.81)	$17.22	10.33%	0.51%	0.67%	14%	$6,446
2022	$22.42	0.80	(3.76)	(2.96)	(0.76)	(1.19)	(1.95)	$17.51	(14.65)%	0.50%	3.98%	11%	$4,833
2021	$18.05	0.03	5.89	5.92	(0.02)	(1.53)	(1.55)	$22.42	33.90%	0.50%	0.17%	15%	$5,032

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
(4)Six months ended January 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91634 2603

Semiannual Financial Statements and Other Information

January 31, 2026

One Choice® In Retirement Portfolio	One Choice® 2050 Portfolio
Investor Class (ARTOX)	Investor Class (ARFVX)
I Class (ATTIX)	I Class (ARFSX)
A Class (ARTAX)	A Class (ARFMX)
C Class (ATTCX)	C Class (ARFDX)
R Class (ARSRX)	R Class (ARFWX)
R6 Class (ARDTX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)
One Choice® 2040 Portfolio	One Choice® 2065 Portfolio
Investor Class (ARDVX)	Investor Class (ARHVX)
I Class (ARDSX)	I Class (ARHUX)
A Class (ARDMX)	A Class (ARHMX)
C Class (ARNOX)	C Class (ARHEX)
R Class (ARDRX)	R Class (ARHFX)
R6 Class (ARDUX)	R6 Class (ARHSX)
One Choice® 2045 Portfolio	One Choice® 2070 Portfolio
Investor Class (AROIX)	Investor Class (ARADX)
I Class (AOOIX)	I Class (ARAEX)
A Class (AROAX)	A Class (ARAJX)
C Class (AROCX)	C Class (ARAKX)
R Class (ARORX)	R Class (ARAPX)
R6 Class (ARDOX)	R6 Class (ARARX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 39.2%
Diversified Bond Fund G Class	46,197,455	$428,250,403
High Income Fund G Class	9,727,848	85,507,784
Inflation-Adjusted Bond Fund G Class	7,021,063	74,493,474
Short Duration Fund G Class	19,022,785	187,754,886
Short Duration Inflation Protection Bond Fund G Class	16,644,435	175,598,791
		951,605,338
Domestic Equity Funds — 30.7%
Focused Large Cap Value Fund G Class	20,029,939	217,525,139
Growth Fund G Class	1,594,577	96,041,394
Heritage Fund G Class	1,520,582	40,173,766
Large Cap Equity Fund G Class	4,304,461	209,067,671
Mid Cap Value Fund G Class	4,729,108	73,112,012
Select Fund G Class	469,908	64,898,963
Small Cap Dividend Fund G Class	2,180,218	23,306,528
Small Cap Growth Fund G Class	895,075	22,421,639
		746,547,112
International Equity Funds — 14.1%
Global Real Estate Fund G Class	1,799,814	24,855,426
International Growth Fund G Class	10,036,235	142,012,730
International Small-Mid Cap Fund G Class	1,268,899	16,343,414
International Value Fund G Class	13,908,769	159,672,671
		342,884,241
International Fixed Income Funds — 13.2%
Emerging Markets Debt Fund G Class	2,832,921	27,054,397
Global Bond Fund G Class	33,609,481	294,082,957
		321,137,354
Money Market Funds — 2.8%
U.S. Government Money Market Fund G Class	67,233,973	67,233,973
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,034,534,756)		2,429,408,018
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$2,429,408,018

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
2

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 35.7%
Diversified Bond Fund G Class	22,792,417	$211,285,705
High Income Fund G Class	5,317,859	46,743,984
Inflation-Adjusted Bond Fund G Class	4,528,934	48,051,990
Short Duration Fund G Class	6,559,914	64,746,349
Short Duration Inflation Protection Bond Fund G Class	5,484,273	57,859,078
		428,687,106
Domestic Equity Funds — 33.0%
Focused Large Cap Value Fund G Class	10,114,784	109,846,549
Growth Fund G Class	888,596	53,520,139
Heritage Fund G Class	863,626	22,817,004
Large Cap Equity Fund G Class	2,234,174	108,513,818
Mid Cap Value Fund G Class	2,587,558	40,003,650
Select Fund G Class	260,019	35,911,156
Small Cap Dividend Fund G Class	1,194,510	12,769,316
Small Cap Growth Fund G Class	487,199	12,204,334
		395,585,966
International Equity Funds — 15.9%
Emerging Markets Fund G Class	415,063	6,973,062
Global Real Estate Fund G Class	1,029,926	14,223,281
International Growth Fund G Class	5,267,864	74,540,269
International Small-Mid Cap Fund G Class	1,008,408	12,988,294
International Value Fund G Class	6,398,567	73,455,552
Non-U.S. Intrinsic Value Fund G Class	836,025	9,179,559
		191,360,017
International Fixed Income Funds — 12.8%
Emerging Markets Debt Fund G Class	2,010,179	19,197,206
Global Bond Fund G Class	15,361,236	134,410,814
		153,608,020
Money Market Funds — 2.6%
U.S. Government Money Market Fund G Class	30,799,894	30,799,894
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,009,246,273)		1,200,041,003
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,200,041,003

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
3

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 35.6%
Focused Dynamic Growth Fund G Class	93,950	$7,932,160
Focused Large Cap Value Fund G Class	13,263,225	144,038,623
Growth Fund G Class	1,259,077	75,834,232
Heritage Fund G Class	1,390,352	36,733,101
Large Cap Equity Fund G Class	2,894,686	140,594,875
Mid Cap Value Fund G Class	3,784,877	58,514,200
Select Fund G Class	309,827	42,790,170
Small Cap Dividend Fund G Class	1,852,132	19,799,288
Small Cap Growth Fund G Class	754,473	18,899,557
		545,136,206
Domestic Fixed Income Funds — 31.8%
Diversified Bond Fund G Class	28,825,709	267,214,321
High Income Fund G Class	7,294,053	64,114,722
Inflation-Adjusted Bond Fund G Class	6,401,422	67,919,083
Short Duration Fund G Class	4,824,155	47,614,408
Short Duration Inflation Protection Bond Fund G Class	3,783,389	39,914,756
		486,777,290
International Equity Funds — 18.5%
Emerging Markets Fund G Class	1,447,968	24,325,857
Global Real Estate Fund G Class	1,574,730	21,747,027
International Growth Fund G Class	7,086,814	100,278,415
International Small-Mid Cap Fund G Class	1,923,336	24,772,562
International Value Fund G Class	7,641,328	87,722,447
Non-U.S. Intrinsic Value Fund G Class	2,152,881	23,638,637
		282,484,945
International Fixed Income Funds — 12.2%
Emerging Markets Debt Fund G Class	3,324,752	31,751,385
Global Bond Fund G Class	17,628,961	154,253,405
		186,004,790
Money Market Funds — 1.9%
U.S. Government Money Market Fund G Class	29,542,993	29,542,993
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,260,766,256)		1,529,946,224
OTHER ASSETS AND LIABILITIES — 0.0%		12
TOTAL NET ASSETS — 100.0%		$1,529,946,236

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
4

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 39.0%
Focused Dynamic Growth Fund G Class	171,508	$14,480,384
Focused Large Cap Value Fund G Class	10,184,820	110,607,149
Growth Fund G Class	1,031,971	62,155,602
Heritage Fund G Class	1,294,264	34,194,454
Large Cap Equity Fund G Class	2,247,265	109,149,653
Mid Cap Value Fund G Class	3,159,806	48,850,606
Select Fund G Class	195,693	27,027,179
Small Cap Growth Fund G Class	631,466	15,818,220
Small Cap Value Fund G Class	1,739,022	16,590,271
		438,873,518
Domestic Fixed Income Funds — 27.8%
Diversified Bond Fund G Class	20,574,253	190,723,322
High Income Fund G Class	5,468,405	48,067,281
Inflation-Adjusted Bond Fund G Class	4,228,901	44,868,636
Short Duration Fund G Class	1,657,582	16,360,337
Short Duration Inflation Protection Bond Fund G Class	1,279,789	13,501,776
		313,521,352
International Equity Funds — 21.0%
Emerging Markets Fund G Class	1,912,516	32,130,266
Global Real Estate Fund G Class	1,369,070	18,906,851
International Growth Fund G Class	5,459,569	77,252,897
International Small-Mid Cap Fund G Class	1,853,069	23,867,527
International Value Fund G Class	5,151,987	59,144,813
Non-U.S. Intrinsic Value Fund G Class	2,324,460	25,522,573
		236,824,927
International Fixed Income Funds — 10.9%
Emerging Markets Debt Fund G Class	2,787,379	26,619,467
Global Bond Fund G Class	10,944,086	95,760,751
		122,380,218
Money Market Funds — 1.3%
U.S. Government Money Market Fund G Class	14,512,912	14,512,912
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $920,460,166)		1,126,112,927
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,126,112,927

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
5

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.3%
Focused Dynamic Growth Fund G Class	317,414	$26,799,227
Focused Large Cap Value Fund G Class	11,864,557	128,849,090
Growth Fund G Class	1,222,595	73,636,923
Heritage Fund G Class	1,786,786	47,206,882
Large Cap Equity Fund G Class	2,698,672	131,074,514
Mid Cap Value Fund G Class	3,888,436	60,115,226
Select Fund G Class	166,531	22,999,567
Small Cap Growth Fund G Class	763,513	19,125,989
Small Cap Value Fund G Class	2,102,605	20,058,854
		529,866,272
International Equity Funds — 24.1%
Emerging Markets Fund G Class	3,434,779	57,704,290
Global Real Estate Fund G Class	1,802,446	24,891,780
International Growth Fund G Class	6,229,658	88,149,656
International Small-Mid Cap Fund G Class	2,578,540	33,211,593
International Value Fund G Class	5,273,757	60,542,726
Non-U.S. Intrinsic Value Fund G Class	3,362,764	36,923,154
		301,423,199
Domestic Fixed Income Funds — 23.9%
Diversified Bond Fund G Class	21,736,128	201,493,907
High Income Fund G Class	5,836,388	51,301,846
Inflation-Adjusted Bond Fund G Class	3,943,906	41,844,839
Short Duration Fund G Class	252,118	2,488,407
Short Duration Inflation Protection Bond Fund G Class	200,102	2,111,078
		299,240,077
International Fixed Income Funds — 8.9%
Emerging Markets Debt Fund G Class	3,208,995	30,645,902
Global Bond Fund G Class	9,263,655	81,056,979
		111,702,881
Money Market Funds — 0.8%
U.S. Government Money Market Fund G Class	9,312,621	9,312,621
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $987,539,925)		1,251,545,050
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,251,545,050

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
6

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.2%
Focused Dynamic Growth Fund G Class	360,893	$30,470,160
Focused Large Cap Value Fund G Class	9,923,500	107,769,210
Growth Fund G Class	1,041,152	62,708,601
Heritage Fund G Class	1,546,457	40,857,382
Large Cap Equity Fund G Class	2,273,147	110,406,771
Mid Cap Value Fund G Class	3,261,742	50,426,531
Select Fund G Class	81,758	11,291,544
Small Cap Growth Fund G Class	629,988	15,781,195
Small Cap Value Fund G Class	1,734,913	16,551,071
		446,262,465
International Equity Funds — 26.3%
Emerging Markets Fund G Class	3,057,404	51,364,387
Global Real Estate Fund G Class	1,533,530	21,178,048
International Growth Fund G Class	5,164,799	73,081,900
International Small-Mid Cap Fund G Class	2,183,118	28,118,556
International Value Fund G Class	4,022,606	46,179,513
Non-U.S. Intrinsic Value Fund G Class	3,097,002	34,005,077
		253,927,481
Domestic Fixed Income Funds — 19.8%
Diversified Bond Fund G Class	14,185,671	131,501,172
High Income Fund G Class	3,770,571	33,143,319
Inflation-Adjusted Bond Fund G Class	2,483,868	26,353,839
		190,998,330
International Fixed Income Funds — 7.2%
Emerging Markets Debt Fund G Class	2,088,957	19,949,544
Global Bond Fund G Class	5,688,788	49,776,899
		69,726,443
Money Market Funds — 0.5%
U.S. Government Money Market Fund G Class	5,256,645	5,256,645
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $761,786,590)		966,171,364
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$966,171,364

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
7

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 50.2%
Focused Dynamic Growth Fund G Class	372,877	$31,482,042
Focused Large Cap Value Fund G Class	8,110,350	88,078,399
Growth Fund G Class	858,968	51,735,660
Heritage Fund G Class	1,263,814	33,389,961
Large Cap Equity Fund G Class	1,862,152	90,444,699
Mid Cap Value Fund G Class	2,664,350	41,190,854
Select Fund G Class	19,011	2,625,640
Small Cap Growth Fund G Class	513,562	12,864,720
Small Cap Value Fund G Class	1,414,329	13,492,698
		365,304,673
International Equity Funds — 28.6%
Emerging Markets Fund G Class	2,517,685	42,297,106
Global Real Estate Fund G Class	1,250,510	17,269,547
International Growth Fund G Class	4,219,771	59,709,762
International Small-Mid Cap Fund G Class	1,786,338	23,008,038
International Value Fund G Class	3,106,578	35,663,516
Non-U.S. Intrinsic Value Fund G Class	2,745,579	30,146,452
		208,094,421
Domestic Fixed Income Funds — 15.2%
Diversified Bond Fund G Class	8,223,599	76,232,764
High Income Fund G Class	2,177,452	19,139,802
Inflation-Adjusted Bond Fund G Class	1,438,537	15,262,880
		110,635,446
International Fixed Income Funds — 5.6%
Emerging Markets Debt Fund G Class	1,205,142	11,509,110
Global Bond Fund G Class	3,295,621	28,836,682
		40,345,792
Money Market Funds — 0.4%
U.S. Government Money Market Fund G Class	3,072,366	3,072,366
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $573,947,845)		727,452,698
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$727,452,698

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
8

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 52.5%
Focused Dynamic Growth Fund G Class	249,963	$21,104,358
Focused Large Cap Value Fund G Class	4,999,992	54,299,913
Growth Fund G Class	531,923	32,037,725
Heritage Fund G Class	781,730	20,653,313
Large Cap Equity Fund G Class	1,155,087	56,102,587
Mid Cap Value Fund G Class	1,651,914	25,538,595
Small Cap Growth Fund G Class	319,617	8,006,401
Small Cap Value Fund G Class	878,554	8,381,410
		226,124,302
International Equity Funds — 29.5%
Emerging Markets Fund G Class	1,519,185	25,522,313
Global Real Estate Fund G Class	772,601	10,669,626
International Growth Fund G Class	2,619,343	37,063,702
International Small-Mid Cap Fund G Class	1,086,483	13,993,905
International Value Fund G Class	1,825,141	20,952,623
Non-U.S. Intrinsic Value Fund G Class	1,711,762	18,795,142
		126,997,311
Domestic Fixed Income Funds — 12.9%
Diversified Bond Fund G Class	4,146,426	38,437,370
High Income Fund G Class	1,094,844	9,623,677
Inflation-Adjusted Bond Fund G Class	722,073	7,661,199
		55,722,246
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund G Class	605,254	5,780,172
Global Bond Fund G Class	1,652,494	14,459,319
		20,239,491
Money Market Funds — 0.4%
U.S. Government Money Market Fund G Class	1,527,464	1,527,464
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $346,764,372)		430,610,814
OTHER ASSETS AND LIABILITIES — 0.0%		(2)
TOTAL NET ASSETS — 100.0%		$430,610,812

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
9

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 53.9%
Focused Dynamic Growth Fund G Class	86,057	$7,265,776
Focused Large Cap Value Fund G Class	1,728,833	18,775,122
Growth Fund G Class	183,251	11,037,185
Heritage Fund G Class	269,269	7,114,095
Large Cap Equity Fund G Class	397,799	19,321,103
Mid Cap Value Fund G Class	567,969	8,780,799
Small Cap Growth Fund G Class	108,545	2,719,064
Small Cap Value Fund G Class	298,922	2,851,718
		77,864,862
International Equity Funds — 30.7%
Emerging Markets Fund G Class	542,681	9,117,044
Global Real Estate Fund G Class	264,515	3,652,951
International Growth Fund G Class	901,404	12,754,866
International Small-Mid Cap Fund G Class	379,071	4,882,436
International Value Fund G Class	626,922	7,197,060
Non-U.S. Intrinsic Value Fund G Class	617,204	6,776,903
		44,381,260
Domestic Fixed Income Funds — 11.1%
Diversified Bond Fund G Class	1,191,521	11,045,397
High Income Fund G Class	316,979	2,786,242
Inflation-Adjusted Bond Fund G Class	209,256	2,220,204
		16,051,843
International Fixed Income Funds — 4.0%
Emerging Markets Debt Fund G Class	175,271	1,673,836
Global Bond Fund G Class	475,646	4,161,907
		5,835,743
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	442,146	442,146
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $126,613,598)		144,575,854
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$144,575,854

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

10

Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

One Choice 2070 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.5%
Focused Dynamic Growth Fund G Class	456	$38,541
Focused Large Cap Value Fund G Class	8,997	97,709
Growth Fund G Class	964	58,073
Heritage Fund G Class	1,429	37,767
Large Cap Equity Fund G Class	2,084	101,203
Mid Cap Value Fund G Class	2,969	45,904
Small Cap Growth Fund G Class	586	14,684
Small Cap Value Fund G Class	1,566	14,938
		408,819
International Equity Funds — 30.4%
Emerging Markets Fund G Class	2,733	45,907
Global Real Estate Fund G Class	1,390	19,196
International Growth Fund G Class	4,737	67,022
International Small-Mid Cap Fund G Class	1,944	25,044
International Value Fund G Class	3,196	36,689
Non-U.S. Intrinsic Value Fund G Class	3,149	34,581
		228,439
Domestic Fixed Income Funds — 10.8%
Diversified Bond Fund G Class	5,987	55,499
High Income Fund G Class	1,612	14,171
Inflation-Adjusted Bond Fund G Class	1,065	11,297
		80,967
International Fixed Income Funds — 4.0%
Emerging Markets Debt Fund G Class	891	8,510
Global Bond Fund G Class	2,429	21,256
		29,766
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	2,261	2,261
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $757,072)		750,252
OTHER ASSETS AND LIABILITIES — 0.0%		(7)
TOTAL NET ASSETS — 100.0%		$750,245

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
11

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2030 Portfolio
Assets
Investment securities - affiliated, at value	$2,429,408,018	$1,200,041,003
Receivable for investments sold	3,136,567	1,522,748
Receivable for capital shares sold	1,149,533	575,199
Distributions receivable from underlying funds	3,311,153	1,544,091
	2,437,005,271	1,203,683,041

Liabilities
Payable for investments purchased	3,311,153	1,544,091
Payable for capital shares redeemed	2,674,885	1,247,497
Accrued management fees	1,399,680	696,775
Distribution and service fees payable	211,535	153,675
	7,597,253	3,642,038

Net Assets	$2,429,408,018	$1,200,041,003

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,984,721,228	$983,742,988
Distributable earnings (loss)	444,686,790	216,298,015
	$2,429,408,018	$1,200,041,003

Investment securities - affiliated, at cost	$2,034,534,756	$1,009,246,273

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$1,266,813,995	99,429,649	$12.74
I Class, $0.01 Par Value	$93,720,914	7,354,988	$12.74
A Class, $0.01 Par Value	$387,922,966	30,439,851	$12.74
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$13.52
C Class, $0.01 Par Value	$2,341,625	186,307	$12.57
R Class, $0.01 Par Value	$298,921,478	23,540,491	$12.70
R6 Class, $0.01 Par Value	$379,687,040	40,987,452	$9.26
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$381,408,522	30,679,332	$12.43
I Class, $0.01 Par Value	$63,228,469	5,090,726	$12.42
A Class, $0.01 Par Value	$194,755,476	15,696,673	$12.41
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$13.17
C Class, $0.01 Par Value	$1,339,932	107,587	$12.45
R Class, $0.01 Par Value	$262,515,560	21,139,509	$12.42
R6 Class, $0.01 Par Value	$296,793,044	27,572,095	$10.76
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
12

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Assets
Investment securities - affiliated, at value	$1,529,946,224	$1,126,112,927
Receivable for investments sold	1,369,834	1,295,584
Receivable for capital shares sold	730,463	707,830
Distributions receivable from underlying funds	1,805,580	1,214,052
	1,533,852,101	1,129,330,393

Liabilities
Payable for investments purchased	1,805,580	1,214,052
Payable for capital shares redeemed	969,088	1,128,931
Accrued management fees	945,197	708,520
Distribution and service fees payable	186,000	165,963
	3,905,865	3,217,466

Net Assets	$1,529,946,236	$1,126,112,927

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,214,501,685	$890,029,996
Distributable earnings (loss)	315,444,551	236,082,931
	$1,529,946,236	$1,126,112,927

Investment securities - affiliated, at cost	$1,260,766,256	$920,460,166

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$598,201,525	36,539,319	$16.37
I Class, $0.01 Par Value	$56,754,571	3,462,741	$16.39
A Class, $0.01 Par Value	$238,907,227	14,589,267	$16.38
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$17.38
C Class, $0.01 Par Value	$885,695	54,135	$16.36
R Class, $0.01 Par Value	$317,497,783	19,384,469	$16.38
R6 Class, $0.01 Par Value	$317,699,435	33,696,858	$9.43
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$331,766,333	24,442,308	$13.57
I Class, $0.01 Par Value	$67,551,286	4,977,141	$13.57
A Class, $0.01 Par Value	$179,571,394	13,235,754	$13.57
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$14.40
C Class, $0.01 Par Value	$987,080	72,889	$13.54
R Class, $0.01 Par Value	$300,752,201	22,174,123	$13.56
R6 Class, $0.01 Par Value	$245,484,633	21,678,946	$11.32
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
13

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Assets
Investment securities - affiliated, at value	$1,251,545,050	$966,171,364
Receivable for investments sold	1,193,889	1,600,996
Receivable for capital shares sold	1,021,600	470,365
Distributions receivable from underlying funds	1,204,806	770,481
	1,254,965,345	969,013,206

Liabilities
Payable for investments purchased	1,204,806	770,481
Payable for capital shares redeemed	1,205,525	1,284,461
Accrued management fees	834,064	640,024
Distribution and service fees payable	175,900	146,876
	3,420,295	2,841,842

Net Assets	$1,251,545,050	$966,171,364

Net Assets Consist of:
Capital (par value and paid-in surplus)	$939,192,469	$721,935,901
Distributable earnings (loss)	312,352,581	244,235,463
	$1,251,545,050	$966,171,364

Investment securities - affiliated, at cost	$987,539,925	$761,786,590

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$469,045,505	25,938,770	$18.08
I Class, $0.01 Par Value	$49,978,571	2,760,649	$18.10
A Class, $0.01 Par Value	$176,663,807	9,776,311	$18.07
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$19.17
C Class, $0.01 Par Value	$623,960	34,646	$18.01
R Class, $0.01 Par Value	$326,739,660	18,057,561	$18.09
R6 Class, $0.01 Par Value	$228,493,547	24,056,637	$9.50
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$282,415,837	18,780,716	$15.04
I Class, $0.01 Par Value	$46,860,413	3,111,446	$15.06
A Class, $0.01 Par Value	$158,324,916	10,529,012	$15.04
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$15.96
C Class, $0.01 Par Value	$626,313	41,732	$15.01
R Class, $0.01 Par Value	$267,410,342	17,766,128	$15.05
R6 Class, $0.01 Par Value	$210,533,543	16,747,519	$12.57
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
14

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Assets
Investment securities - affiliated, at value	$727,452,698	$430,610,814
Receivable for investments sold	692,310	2,549,886
Receivable for capital shares sold	639,741	282,740
Distributions receivable from underlying funds	445,990	224,483
	729,230,739	433,667,923

Liabilities
Payable for investments purchased	445,990	224,483
Payable for capital shares redeemed	733,190	2,476,205
Accrued management fees	481,198	283,080
Distribution and service fees payable	117,663	73,343
	1,778,041	3,057,111

Net Assets	$727,452,698	$430,610,812

Net Assets Consist of:
Capital (par value and paid-in surplus)	$539,460,297	$330,129,503
Distributable earnings (loss)	187,992,401	100,481,309
	$727,452,698	$430,610,812

Investment securities - affiliated, at cost	$573,947,845	$346,764,372

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$178,462,435	10,126,377	$17.62
I Class, $0.01 Par Value	$35,952,101	2,040,931	$17.62
A Class, $0.01 Par Value	$117,577,902	6,681,265	$17.60
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$18.67
C Class, $0.01 Par Value	$505,257	28,937	$17.46
R Class, $0.01 Par Value	$219,760,036	12,466,715	$17.63
R6 Class, $0.01 Par Value	$175,194,967	12,837,431	$13.65
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$92,878,997	5,605,290	$16.57
I Class, $0.01 Par Value	$10,676,811	643,950	$16.58
A Class, $0.01 Par Value	$69,998,112	4,226,139	$16.56
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$17.57
C Class, $0.01 Par Value	$178,450	10,869	$16.42
R Class, $0.01 Par Value	$138,481,030	8,365,408	$16.55
R6 Class, $0.01 Par Value	$118,397,412	7,116,601	$16.64
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
15

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Assets
Investment securities - affiliated, at value	$144,575,854	$750,252
Receivable for investments sold	11,390	—
Receivable for capital shares sold	156,888	90,870
Distributions receivable from underlying funds	65,038	217
	144,809,170	841,339

Liabilities
Payable for investments purchased	65,038	90,648
Payable for capital shares redeemed	45,489	—
Accrued management fees	93,886	353
Distribution and service fees payable	28,903	93
	233,316	91,094

Net Assets	$144,575,854	$750,245

Net Assets Consist of:
Capital (par value and paid-in surplus)	$119,951,949	$742,168
Distributable earnings (loss)	24,623,905	8,077
	$144,575,854	$750,245

Investment securities - affiliated, at cost	$126,613,598	$757,072

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2065 Portfolio
Investor Class, $0.01 Par Value	$18,795,747	1,330,360	$14.13
I Class, $0.01 Par Value	$2,253,343	159,585	$14.12
A Class, $0.01 Par Value	$21,950,088	1,555,437	$14.11
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$14.97
C Class, $0.01 Par Value	$142,829	10,122	$14.11
R Class, $0.01 Par Value	$57,974,645	4,105,229	$14.12
R6 Class, $0.01 Par Value	$43,459,202	3,074,714	$14.13
One Choice 2070 Portfolio
Investor Class, $0.01 Par Value	$437,448	43,019	$10.17
I Class, $0.01 Par Value	$25,970	2,554	$10.17
A Class, $0.01 Par Value	$68,014	6,692	$10.16
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$10.78
C Class, $0.01 Par Value	$25,918	2,552	$10.16
R Class, $0.01 Par Value	$166,918	16,421	$10.16
R6 Class, $0.01 Par Value	$25,977	2,554	$10.17
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
16

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2030 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$64,165,453	$31,452,937
Interest	14,323	6,486
	64,179,776	31,459,423

Expenses:
Management fees	9,234,253	4,505,720
Distribution and service fees:
A Class	477,835	238,459
C Class	12,507	6,763
R Class	760,945	658,833
Directors' fees and expenses	37,972	18,884
	10,523,512	5,428,659
Fees waived	(656,516)	(223,823)
	9,866,996	5,204,836

Net investment income (loss)	54,312,780	26,254,587

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	45,988,261	27,508,357
Capital gain distributions received from underlying funds	98,614,039	51,860,516
	144,602,300	79,368,873

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(44,639,211)	(23,086,033)

Net realized and unrealized gain (loss) on affiliates	99,963,089	56,282,840

Net Increase (Decrease) in Net Assets Resulting from Operations	$154,275,869	$82,537,427

See Notes to Financial Statements.
17

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$39,343,012	$28,708,503
Interest	7,112	6,941
	39,350,124	28,715,444

Expenses:
Management fees	5,983,845	4,523,767
Distribution and service fees:
A Class	286,686	214,229
C Class	4,789	7,100
R Class	799,287	744,918
Directors' fees and expenses	23,601	17,459
	7,098,208	5,507,473
Fees waived	(239,378)	(215,006)
	6,858,830	5,292,467

Net investment income (loss)	32,491,294	23,422,977

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	52,068,608	44,378,692
Capital gain distributions received from underlying funds	69,463,769	56,927,515
	121,532,377	101,306,207

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(43,107,290)	(35,269,855)

Net realized and unrealized gain (loss) on affiliates	78,425,087	66,036,352

Net Increase (Decrease) in Net Assets Resulting from Operations	$110,916,381	$89,459,329

See Notes to Financial Statements.
18

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$31,488,057	$23,864,665
Interest	7,532	6,002
	31,495,589	23,870,667

Expenses:
Management fees	5,246,789	4,090,453
Distribution and service fees:
A Class	211,414	188,282
C Class	3,403	3,161
R Class	807,923	654,958
Directors' fees and expenses	19,365	15,012
	6,288,894	4,951,866
Fees waived	(178,034)	(156,090)
	6,110,860	4,795,776

Net investment income (loss)	25,384,729	19,074,891

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	56,519,941	48,785,947
Capital gain distributions received from underlying funds	68,315,016	57,106,108
	124,834,957	105,892,055

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(43,452,870)	(36,941,469)

Net realized and unrealized gain (loss) on affiliates	81,382,087	68,950,586

Net Increase (Decrease) in Net Assets Resulting from Operations	$106,766,816	$88,025,477

See Notes to Financial Statements.
19

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$17,663,430	$10,322,993
Interest	4,433	2,612
	17,667,863	10,325,605

Expenses:
Management fees	3,111,804	1,827,304
Distribution and service fees:
A Class	140,108	80,129
C Class	2,848	1,713
R Class	532,549	336,102
Directors' fees and expenses	11,314	6,573
	3,798,623	2,251,821
Fees waived	(172,309)	(123,387)
	3,626,314	2,128,434

Net investment income (loss)	14,041,549	8,197,171

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	37,045,839	17,781,982
Capital gain distributions received from underlying funds	46,305,555	28,534,051
	83,351,394	46,316,033

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(27,874,799)	(13,031,336)

Net realized and unrealized gain (loss) on affiliates	55,476,595	33,284,697

Net Increase (Decrease) in Net Assets Resulting from Operations	$69,518,144	$41,481,868

See Notes to Financial Statements.
20

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (EXCEPT AS NOTED) (UNAUDITED)
	One Choice 2065 Portfolio	One Choice 2070 Portfolio(1)
Investment Income (Loss)
Income:
Income distributions from underlying funds	$3,340,708	$4,819
Interest	1,162	—
	3,341,870	4,819

Expenses:
Management fees	583,233	563
Distribution and service fees:
A Class	22,967	18
C Class	676	43
R Class	135,218	74
Directors' fees and expenses	2,061	1
	744,155	699
Fees waived	(45,328)	(38)
	698,827	661

Net investment income (loss)	2,643,043	4,158

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	1,795,919	(504)
Capital gain distributions received from underlying funds	9,623,979	15,976
	11,419,898	15,472

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(656,626)	(6,820)

Net realized and unrealized gain (loss) on affiliates	10,763,272	8,652

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,406,315	$12,810

(1)December 1, 2025 (fund inception) through January 31, 2026.

See Notes to Financial Statements.
21

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	One Choice In Retirement Portfolio		One Choice 2030 Portfolio
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$54,312,780	$51,997,257	$26,254,587	$42,284,139
Net realized gain (loss)	144,602,300	86,319,106	79,368,873	91,130,250
Change in net unrealized appreciation (depreciation)	(44,639,211)	3,092,032	(23,086,033)	(20,057,227)
Net increase (decrease) in net assets resulting from operations	154,275,869	141,408,395	82,537,427	113,357,162

Distributions to Shareholders
From earnings:
Investor Class	(57,901,134)	(52,279,622)	(42,070,141)	(16,533,486)
I Class	(4,969,343)	(12,916,206)	(7,561,104)	(11,558,903)
A Class	(17,102,957)	(14,703,991)	(21,637,264)	(8,445,873)
C Class	(99,524)	(73,550)	(142,114)	(53,127)
R Class	(12,861,377)	(12,898,826)	(27,796,742)	(13,789,226)
R6 Class	(25,428,712)	(27,221,879)	(39,634,460)	(25,212,675)
Decrease in net assets from distributions	(118,363,047)	(120,094,074)	(138,841,825)	(75,593,290)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(324,344,875)	952,395,135	(117,576,672)	(347,703,392)

Net increase (decrease) in net assets	(288,432,053)	973,709,456	(173,881,070)	(309,939,520)

Net Assets
Beginning of period	2,717,840,071	1,744,130,615	1,373,922,073	1,683,861,593
End of period	$2,429,408,018	$2,717,840,071	$1,200,041,003	$1,373,922,073

See Notes to Financial Statements.
22

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	One Choice 2035 Portfolio		One Choice 2040 Portfolio
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$32,491,294	$47,495,738	$23,422,977	$33,990,552
Net realized gain (loss)	121,532,377	97,780,271	101,306,207	72,808,793
Change in net unrealized appreciation (depreciation)	(43,107,290)	(2,950,947)	(35,269,855)	8,900,876
Net increase (decrease) in net assets resulting from operations	110,916,381	142,325,062	89,459,329	115,700,221

Distributions to Shareholders
From earnings:
Investor Class	(58,499,427)	(24,271,222)	(38,205,713)	(15,221,163)
I Class	(5,984,653)	(10,767,366)	(8,553,103)	(12,464,860)
A Class	(22,876,600)	(9,269,258)	(20,153,724)	(8,588,687)
C Class	(80,168)	(38,001)	(112,814)	(69,244)
R Class	(29,616,480)	(14,850,374)	(32,697,146)	(17,289,991)
R6 Class	(52,455,404)	(33,679,621)	(34,164,465)	(23,182,978)
Decrease in net assets from distributions	(169,512,732)	(92,875,842)	(133,886,965)	(76,816,923)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(104,365,065)	(288,089,384)	(95,290,712)	(232,496,357)

Net increase (decrease) in net assets	(162,961,416)	(238,640,164)	(139,718,348)	(193,613,059)

Net Assets
Beginning of period	1,692,907,652	1,931,547,816	1,265,831,275	1,459,444,334
End of period	$1,529,946,236	$1,692,907,652	$1,126,112,927	$1,265,831,275

See Notes to Financial Statements.
23

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	One Choice 2045 Portfolio		One Choice 2050 Portfolio
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$25,384,729	$34,342,364	$19,074,891	$24,990,493
Net realized gain (loss)	124,834,957	85,241,574	105,892,055	67,085,532
Change in net unrealized appreciation (depreciation)	(43,452,870)	14,407,031	(36,941,469)	19,536,899
Net increase (decrease) in net assets resulting from operations	106,766,816	133,990,969	88,025,477	111,612,924

Distributions to Shareholders
From earnings:
Investor Class	(49,679,932)	(19,324,032)	(34,420,822)	(10,981,917)
I Class	(6,021,463)	(10,243,888)	(6,823,006)	(9,922,764)
A Class	(18,600,121)	(7,342,299)	(19,234,125)	(6,612,383)
C Class	(67,361)	(26,907)	(73,079)	(27,162)
R Class	(32,992,815)	(15,051,332)	(31,532,734)	(12,405,240)
R6 Class	(44,515,353)	(29,648,639)	(31,892,098)	(17,599,488)
Decrease in net assets from distributions	(151,877,045)	(81,637,097)	(123,975,864)	(57,548,954)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(97,991,840)	(226,256,530)	(95,889,757)	(176,180,056)

Net increase (decrease) in net assets	(143,102,069)	(173,902,658)	(131,840,144)	(122,116,086)

Net Assets
Beginning of period	1,394,647,119	1,568,549,777	1,098,011,508	1,220,127,594
End of period	$1,251,545,050	$1,394,647,119	$966,171,364	$1,098,011,508

See Notes to Financial Statements.
24

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	One Choice 2055 Portfolio		One Choice 2060 Portfolio
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$14,041,549	$16,815,310	$8,197,171	$9,213,176
Net realized gain (loss)	83,351,394	46,763,958	46,316,033	20,261,465
Change in net unrealized appreciation (depreciation)	(27,874,799)	23,857,920	(13,031,336)	21,913,676
Net increase (decrease) in net assets resulting from operations	69,518,144	87,437,188	41,481,868	51,388,317

Distributions to Shareholders
From earnings:
Investor Class	(20,031,140)	(5,366,318)	(8,567,349)	(2,209,134)
I Class	(4,758,474)	(6,356,441)	(1,425,016)	(2,592,861)
A Class	(13,218,661)	(3,851,852)	(6,415,375)	(1,669,940)
C Class	(56,524)	(22,425)	(33,113)	(7,896)
R Class	(23,707,573)	(7,716,074)	(12,309,997)	(4,012,322)
R6 Class	(26,217,194)	(12,191,965)	(11,789,655)	(4,614,733)
Decrease in net assets from distributions	(87,989,566)	(35,505,075)	(40,540,505)	(15,106,886)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(80,420,995)	(106,028,532)	(45,615,267)	(45,024,313)

Net increase (decrease) in net assets	(98,892,417)	(54,096,419)	(44,673,904)	(8,742,882)

Net Assets
Beginning of period	826,345,115	880,441,534	475,284,716	484,027,598
End of period	$727,452,698	$826,345,115	$430,610,812	$475,284,716

See Notes to Financial Statements.
25

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025 (EXCEPT AS NOTED)
	One Choice 2065 Portfolio		One Choice 2070 Portfolio
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026(1)
Operations
Net investment income (loss)	$2,643,043	$2,000,378	$4,158
Net realized gain (loss)	11,419,898	3,180,922	15,472
Change in net unrealized appreciation (depreciation)	(656,626)	7,915,443	(6,820)
Net increase (decrease) in net assets resulting from operations	13,406,315	13,096,743	12,810

Distributions to Shareholders
From earnings:
Investor Class	(982,670)	(266,113)	(1,983)
I Class	(124,104)	(517,202)	(534)
A Class	(1,131,755)	(283,656)	(530)
C Class	(6,462)	(2,127)	(509)
R Class	(2,843,126)	(755,476)	(640)
R6 Class	(2,638,635)	(895,291)	(537)
Decrease in net assets from distributions	(7,726,752)	(2,719,865)	(4,733)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(5,564,575)	38,634,445	742,168

Net increase (decrease) in net assets	114,988	49,011,323	750,245

Net Assets
Beginning of period	144,460,866	95,449,543	—
End of period	$144,575,854	$144,460,866	$750,245

(1)December 1, 2025 (fund inception) through January 31, 2026.

See Notes to Financial Statements.
26

Notes to Financial Statements

JANUARY 31, 2026 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Each fund operates as a fund of funds, meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. Additional information and attributes of each underlying fund are available at americancentury.com. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

One Choice In Retirement Portfolio	Investor, I, A, C, R, R6
One Choice 2030 Portfolio	Investor, I, A, C, R, R6
One Choice 2035 Portfolio	Investor, I, A, C, R, R6
One Choice 2040 Portfolio	Investor, I, A, C, R, R6
One Choice 2045 Portfolio	Investor, I, A, C, R, R6
One Choice 2050 Portfolio	Investor, I, A, C, R, R6
One Choice 2055 Portfolio	Investor, I, A, C, R, R6
One Choice 2060 Portfolio	Investor, I, A, C, R, R6
One Choice 2065 Portfolio	Investor, I, A, C, R, R6
One Choice 2070 Portfolio	Investor, I, A, C, R, R6
All classes of One Choice 2070 Portfolio commenced sale on December 1, 2025, the fund's inception date.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund’s investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Open-end management investment companies are valued at their reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedule of Investments provides additional information on a fund's portfolio holdings.

27

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

One Choice In Retirement Portfolio	Quarterly
One Choice 2030 Portfolio	Annually
One Choice 2035 Portfolio	Annually
One Choice 2040 Portfolio	Annually
One Choice 2045 Portfolio	Annually
One Choice 2050 Portfolio	Annually
One Choice 2055 Portfolio	Annually
One Choice 2060 Portfolio	Annually
One Choice 2065 Portfolio	Annually
One Choice 2070 Portfolio	Annually

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended January 31, 2026, the investment advisor agreed to waive a portion of each class’s management fee. The investment advisor expects the waivers to continue until November 30, 2026 and cannot terminate them prior to such date without the approval of the Board of Directors.

28

From August 1, 2025 until November 30, 2025, the annual management fee and the fee waiver was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.49%	0.04%	0.06%	0.10%
One Choice 2030 Portfolio	0.80%	0.62%	0.50%	0.02%	0.04%	0.07%
One Choice 2035 Portfolio	0.83%	0.64%	0.52%	0.02%	0.03%	0.06%
One Choice 2040 Portfolio	0.86%	0.66%	0.55%	0.03%	0.03%	0.07%
One Choice 2045 Portfolio	0.88%	0.69%	0.56%	0.02%	0.03%	0.05%
One Choice 2050 Portfolio	0.90%	0.71%	0.58%	0.02%	0.03%	0.05%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.94%	0.74%	0.60%	0.06%	0.06%	0.07%

Effective December 1, 2025, the annual management fee and the fee waiver are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.49%	0.04%	0.06%	0.10%
One Choice 2030 Portfolio	0.80%	0.62%	0.51%	0.02%	0.04%	0.08%
One Choice 2035 Portfolio	0.83%	0.64%	0.53%	0.02%	0.03%	0.07%
One Choice 2040 Portfolio	0.85%	0.66%	0.55%	0.02%	0.03%	0.07%
One Choice 2045 Portfolio	0.88%	0.69%	0.57%	0.02%	0.03%	0.06%
One Choice 2050 Portfolio	0.90%	0.71%	0.58%	0.03%	0.04%	0.06%
One Choice 2055 Portfolio	0.92%	0.73%	0.59%	0.04%	0.05%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2070 Portfolio	0.94%	0.74%	0.60%	0.06%	0.06%	0.07%

The effective annual management fee, the fee waiver and the effective annual management fee after waiver for the period ended January 31, 2026 are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.49%	0.04%	0.06%	0.10%
One Choice 2030 Portfolio	0.80%	0.62%	0.50%	0.02%	0.04%	0.07%
One Choice 2035 Portfolio	0.83%	0.64%	0.52%	0.02%	0.03%	0.06%
One Choice 2040 Portfolio	0.86%	0.66%	0.55%	0.03%	0.03%	0.07%
One Choice 2045 Portfolio	0.88%	0.69%	0.56%	0.02%	0.03%	0.05%
One Choice 2050 Portfolio	0.90%	0.71%	0.58%	0.02%	0.03%	0.05%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.94%	0.74%	0.60%	0.06%	0.06%	0.07%
One Choice 2070 Portfolio	0.94%	0.74%	0.60%	0.06%	0.06%	0.07%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%
One Choice 2065 Portfolio	0.88%	0.68%	0.53%
One Choice 2070 Portfolio	0.88%	0.68%	0.53%
29

The management fees waived for the period ended January 31, 2026 are as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$255,986	$52,474	$76,454	$500	$60,876	$210,226
One Choice 2030 Portfolio	$37,914	$23,438	$19,077	$135	$26,353	$116,906
One Choice 2035 Portfolio	$58,852	$16,781	$22,935	$96	$31,972	$108,742
One Choice 2040 Portfolio	$43,286	$17,943	$22,679	$195	$39,670	$91,233
One Choice 2045 Portfolio	$45,600	$15,270	$16,913	$68	$32,317	$67,866
One Choice 2050 Portfolio	$31,904	$15,773	$17,719	$74	$30,660	$59,960
One Choice 2055 Portfolio	$33,557	$15,788	$22,417	$114	$42,604	$57,829
One Choice 2060 Portfolio	$21,746	$8,788	$16,026	$86	$33,610	$43,131
One Choice 2065 Portfolio	$4,993	$2,776	$5,512	$41	$16,226	$15,780
One Choice 2070 Portfolio	$16	$3	$4	$3	$9	$3
Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
One Choice 2070 Portfolio	American Century Investment Management, Inc. (ACIM)	21%

4. Investment Transactions

Investment transactions for the period ended January 31, 2026 were as follows:

	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Purchases	$265,815,372	$140,006,733	$185,841,710	$126,634,018	$133,674,109
Sales	$555,596,475	$318,310,127	$357,764,456	$275,461,203	$289,843,249

	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio(1)
Purchases	$115,127,419	$96,285,312	$63,493,104	$35,228,745	$767,353
Sales	$258,812,041	$204,348,769	$112,917,652	$36,253,050	$9,777
(1)December 1, 2025 (fund inception) through January 31, 2026.

30

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	4,998,979	$64,239,217	8,504,873	$107,306,416
Issued in connection with reorganization (Note 8)	—	—	40,816,685	502,104,179
Issued in reinvestment of distributions	4,555,630	57,265,176	4,151,192	51,420,192
Redeemed	(10,452,581)	(134,446,883)	(15,828,423)	(199,196,200)
	(897,972)	(12,942,490)	37,644,327	461,634,587
I Class
Sold	591,193	7,572,384	1,553,057	19,589,260
Issued in connection with reorganization (Note 8)	—	—	13,387,543	164,656,776
Issued in reinvestment of distributions	381,919	4,804,493	1,037,845	12,861,664
Redeemed	(20,563,673)	(266,341,929)	(4,517,563)	(57,178,679)
	(19,590,561)	(253,965,052)	11,460,882	139,929,021
A Class
Sold	2,685,629	34,645,027	4,489,118	56,893,880
Issued in connection with reorganization (Note 8)	—	—	11,202,836	137,844,486
Issued in reinvestment of distributions	1,344,826	16,912,066	1,169,127	14,485,023
Redeemed	(2,880,621)	(36,945,899)	(4,475,359)	(56,532,857)
	1,149,834	14,611,194	12,385,722	152,690,532
C Class
Sold	12,040	152,750	5,767	71,634
Issued in connection with reorganization (Note 8)	—	—	114,595	1,392,849
Issued in reinvestment of distributions	8,023	99,524	6,019	73,550
Redeemed	(38,568)	(487,676)	(30,472)	(376,162)
	(18,505)	(235,402)	95,909	1,161,871
R Class
Sold	1,797,549	22,994,080	3,068,605	38,506,047
Issued in connection with reorganization (Note 8)	—	—	12,667,348	155,244,470
Issued in reinvestment of distributions	1,025,304	12,850,000	1,043,623	12,887,248
Redeemed	(3,375,914)	(43,413,077)	(10,855,450)	(134,981,892)
	(553,061)	(7,568,997)	5,924,126	71,655,873
R6 Class
Sold	1,946,557	18,315,351	10,155,240	96,315,490
Issued in connection with reorganization (Note 8)	—	—	21,560,616	196,238,937
Issued in reinvestment of distributions	2,644,913	24,246,210	2,788,918	25,771,148
Redeemed	(11,255,007)	(106,805,689)	(20,415,084)	(193,002,324)
	(6,663,537)	(64,244,128)	14,089,690	125,323,251
Net increase (decrease)	(26,573,802)	$(324,344,875)	81,600,656	$952,395,135

31

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	2,965,823	$39,240,533	5,458,384	$69,778,212
Issued in reinvestment of distributions	3,406,295	41,624,929	1,325,996	16,415,832
Redeemed	(3,517,753)	(46,817,126)	(9,667,553)	(123,878,698)
	2,854,365	34,048,336	(2,883,173)	(37,684,654)
I Class
Sold	404,093	5,381,248	2,794,472	35,466,320
Issued in reinvestment of distributions	610,170	7,450,171	931,255	11,519,625
Redeemed	(14,327,291)	(193,983,490)	(5,398,565)	(69,480,753)
	(13,313,028)	(181,152,071)	(1,672,838)	(22,494,808)
A Class
Sold	2,100,788	28,109,763	3,206,589	41,024,975
Issued in reinvestment of distributions	1,711,852	20,884,590	632,242	7,814,517
Redeemed	(1,605,236)	(20,876,643)	(4,694,837)	(59,486,679)
	2,207,404	28,117,710	(856,006)	(10,647,187)
C Class
Sold	7,651	102,329	11,775	150,374
Issued in reinvestment of distributions	11,592	142,114	4,281	53,127
Redeemed	(11,557)	(148,664)	(50,056)	(636,237)
	7,686	95,779	(34,000)	(432,736)
R Class
Sold	1,740,314	22,937,640	4,484,487	57,099,994
Issued in reinvestment of distributions	2,269,507	27,733,370	1,111,779	13,763,823
Redeemed	(2,606,741)	(34,778,538)	(13,235,482)	(169,065,816)
	1,403,080	15,892,472	(7,639,216)	(98,201,999)
R6 Class
Sold	1,881,681	21,701,907	6,412,736	72,445,611
Issued in reinvestment of distributions	3,608,528	38,178,232	2,217,585	24,193,852
Redeemed	(6,384,406)	(74,459,037)	(24,323,549)	(274,881,471)
	(894,197)	(14,578,898)	(15,693,228)	(178,242,008)
Net increase (decrease)	(7,734,690)	$(117,576,672)	(28,778,461)	$(347,703,392)

32

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	2,837,563	$48,904,972	4,962,926	$81,695,191
Issued in reinvestment of distributions	3,629,014	58,281,969	1,516,018	24,180,489
Redeemed	(3,331,481)	(57,420,073)	(8,462,151)	(139,485,252)
	3,135,096	49,766,868	(1,983,207)	(33,609,572)
I Class
Sold	390,836	6,770,333	1,886,511	30,817,391
Issued in reinvestment of distributions	362,122	5,822,917	670,822	10,706,321
Redeemed	(11,336,931)	(199,371,361)	(3,634,041)	(60,211,179)
	(10,583,973)	(186,778,111)	(1,076,708)	(18,687,467)
A Class
Sold	1,681,667	29,314,434	2,734,689	45,063,372
Issued in reinvestment of distributions	1,407,627	22,620,576	552,158	8,806,919
Redeemed	(1,068,190)	(18,367,663)	(3,752,854)	(61,323,880)
	2,021,104	33,567,347	(466,007)	(7,453,589)
C Class
Sold	1,916	32,886	6,407	104,390
Issued in reinvestment of distributions	4,989	80,168	2,382	38,000
Redeemed	(9,252)	(160,069)	(25,596)	(412,455)
	(2,347)	(47,015)	(16,807)	(270,065)
R Class
Sold	1,663,632	28,527,035	4,359,977	71,436,728
Issued in reinvestment of distributions	1,836,971	29,538,488	928,861	14,824,616
Redeemed	(2,560,360)	(44,406,290)	(10,406,107)	(171,130,908)
	940,243	13,659,233	(5,117,269)	(84,869,564)
R6 Class
Sold	2,367,820	24,393,257	6,987,410	71,813,882
Issued in reinvestment of distributions	5,459,045	50,496,169	3,262,065	32,196,578
Redeemed	(8,369,682)	(89,422,813)	(24,019,142)	(247,209,587)
	(542,817)	(14,533,387)	(13,769,667)	(143,199,127)
Net increase (decrease)	(5,032,694)	$(104,365,065)	(22,429,665)	$(288,089,384)

33

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	2,770,026	$40,021,190	4,495,741	$61,996,057
Issued in reinvestment of distributions	2,872,370	38,173,798	1,139,775	15,204,602
Redeemed	(2,737,225)	(39,213,912)	(6,287,138)	(87,366,316)
	2,905,171	38,981,076	(651,622)	(10,165,657)
I Class
Sold	504,238	7,286,348	1,961,254	26,845,658
Issued in reinvestment of distributions	625,855	8,311,354	927,257	12,369,604
Redeemed	(12,546,596)	(185,147,488)	(3,473,022)	(48,299,602)
	(11,416,503)	(169,549,786)	(584,511)	(9,084,340)
A Class
Sold	1,853,408	27,103,483	2,433,721	33,736,874
Issued in reinvestment of distributions	1,469,783	19,518,718	600,370	8,008,944
Redeemed	(1,420,789)	(20,490,609)	(3,405,974)	(46,675,903)
	1,902,402	26,131,592	(371,883)	(4,930,085)
C Class
Sold	2,425	34,995	47,775	662,998
Issued in reinvestment of distributions	8,502	112,814	5,195	69,244
Redeemed	(51,395)	(749,501)	(18,254)	(248,194)
	(40,468)	(601,692)	34,716	484,048
R Class
Sold	1,987,276	28,484,303	5,039,537	69,234,015
Issued in reinvestment of distributions	2,456,226	32,618,683	1,294,393	17,267,214
Redeemed	(2,643,308)	(38,581,164)	(12,252,677)	(168,996,211)
	1,800,194	22,521,822	(5,918,747)	(82,494,982)
R6 Class
Sold	1,676,196	20,266,735	5,973,254	70,859,584
Issued in reinvestment of distributions	2,924,460	32,403,019	1,934,284	22,031,492
Redeemed	(5,260,861)	(65,443,478)	(18,487,924)	(219,196,417)
	(660,205)	(12,773,724)	(10,580,386)	(126,305,341)
Net increase (decrease)	(5,509,409)	$(95,290,712)	(18,072,433)	$(232,496,357)

34

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	2,064,180	$39,303,509	3,664,291	$65,923,997
Issued in reinvestment of distributions	2,806,018	49,526,212	1,102,629	19,251,898
Redeemed	(1,962,066)	(37,440,601)	(5,856,204)	(105,726,083)
	2,908,132	51,389,120	(1,089,284)	(20,550,188)
I Class
Sold	361,127	6,868,726	1,782,392	31,929,627
Issued in reinvestment of distributions	313,286	5,535,769	573,128	10,012,538
Redeemed	(9,450,734)	(183,901,188)	(3,302,351)	(60,011,026)
	(8,776,321)	(171,496,693)	(946,831)	(18,068,861)
A Class
Sold	1,388,877	26,785,366	2,029,157	36,589,599
Issued in reinvestment of distributions	1,023,404	18,052,840	396,284	6,915,138
Redeemed	(1,160,518)	(21,974,780)	(2,688,222)	(48,059,739)
	1,251,763	22,863,426	(262,781)	(4,555,002)
C Class
Sold	2,784	51,834	4,499	80,678
Issued in reinvestment of distributions	3,827	67,361	1,545	26,907
Redeemed	(8,534)	(158,041)	(20,401)	(364,150)
	(1,923)	(38,846)	(14,357)	(256,565)
R Class
Sold	1,603,833	30,415,270	4,153,562	74,536,029
Issued in reinvestment of distributions	1,865,102	32,956,360	860,107	15,034,680
Redeemed	(2,156,601)	(41,544,296)	(8,258,915)	(149,203,254)
	1,312,334	21,827,334	(3,245,246)	(59,632,545)
R6 Class
Sold	1,960,177	20,925,305	6,364,525	67,140,068
Issued in reinvestment of distributions	4,638,572	42,999,558	2,778,517	28,035,239
Redeemed	(7,871,507)	(86,461,044)	(20,649,444)	(218,368,676)
	(1,272,758)	(22,536,181)	(11,506,402)	(123,193,369)
Net increase (decrease)	(4,578,773)	$(97,991,840)	(17,064,901)	$(226,256,530)

35

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	2,321,628	$37,139,355	3,711,893	$56,074,079
Issued in reinvestment of distributions	2,345,743	34,365,130	745,396	10,964,777
Redeemed	(1,875,068)	(30,201,316)	(4,555,763)	(69,223,727)
	2,792,303	41,303,169	(98,474)	(2,184,871)
I Class
Sold	509,728	8,148,267	2,135,019	32,179,630
Issued in reinvestment of distributions	435,441	6,387,918	664,316	9,778,733
Redeemed	(11,391,056)	(187,169,651)	(3,351,287)	(51,366,265)
	(10,445,887)	(172,633,466)	(551,952)	(9,407,902)
A Class
Sold	1,405,397	22,776,793	2,361,550	35,893,763
Issued in reinvestment of distributions	1,252,356	18,347,015	407,849	5,999,456
Redeemed	(1,099,225)	(17,561,828)	(2,807,139)	(42,168,405)
	1,558,528	23,561,980	(37,740)	(275,186)
C Class
Sold	1,612	25,376	4,775	71,588
Issued in reinvestment of distributions	4,992	73,079	1,849	27,162
Redeemed	(4,223)	(67,181)	(40,913)	(628,695)
	2,381	31,274	(34,289)	(529,945)
R Class
Sold	1,699,379	27,154,521	4,154,985	62,741,793
Issued in reinvestment of distributions	2,146,984	31,496,262	841,531	12,387,332
Redeemed	(1,978,219)	(32,081,892)	(8,938,040)	(136,450,351)
	1,868,144	26,568,891	(3,941,524)	(61,321,226)
R6 Class
Sold	1,476,372	19,886,113	4,806,212	62,449,567
Issued in reinvestment of distributions	2,510,627	30,730,079	1,320,228	16,634,880
Redeemed	(4,729,806)	(65,337,797)	(13,913,104)	(181,545,373)
	(742,807)	(14,721,605)	(7,786,664)	(102,460,926)
Net increase (decrease)	(4,967,338)	$(95,889,757)	(12,450,643)	$(176,180,056)

36

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	1,634,258	$30,342,275	2,401,602	$41,672,689
Issued in reinvestment of distributions	1,166,623	19,995,916	316,326	5,352,242
Redeemed	(989,286)	(18,354,748)	(2,871,056)	(50,115,347)
	1,811,595	31,983,443	(153,128)	(3,090,416)
I Class
Sold	330,694	6,113,656	1,797,529	30,954,713
Issued in reinvestment of distributions	252,373	4,323,145	369,612	6,250,147
Redeemed	(7,518,957)	(142,789,855)	(2,926,332)	(51,206,926)
	(6,935,890)	(132,353,054)	(759,191)	(14,002,066)
A Class
Sold	939,677	17,700,779	1,534,163	26,685,627
Issued in reinvestment of distributions	766,555	13,123,420	226,021	3,819,751
Redeemed	(807,353)	(15,006,541)	(1,537,133)	(26,546,051)
	898,879	15,817,658	223,051	3,959,327
C Class
Sold	1,507	27,681	6,200	107,341
Issued in reinvestment of distributions	3,325	56,524	1,335	22,425
Redeemed	(13,848)	(256,740)	(21,676)	(368,693)
	(9,016)	(172,535)	(14,141)	(238,927)
R Class
Sold	1,287,336	23,815,304	3,259,899	56,276,151
Issued in reinvestment of distributions	1,379,842	23,664,294	455,069	7,704,319
Redeemed	(1,350,826)	(25,440,683)	(5,689,623)	(99,887,551)
	1,316,352	22,038,915	(1,974,655)	(35,907,081)
R6 Class
Sold	1,471,785	21,633,506	4,240,398	59,202,543
Issued in reinvestment of distributions	1,876,288	24,898,340	843,187	11,433,615
Redeemed	(4,284,486)	(64,267,268)	(9,074,447)	(127,385,527)
	(936,413)	(17,735,422)	(3,990,862)	(56,749,369)
Net increase (decrease)	(3,854,493)	$(80,420,995)	(6,668,926)	$(106,028,532)

37

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	899,518	$15,416,879	1,491,787	$23,600,215
Issued in reinvestment of distributions	530,314	8,538,062	142,276	2,205,282
Redeemed	(572,523)	(9,862,193)	(1,480,814)	(23,534,637)
	857,309	14,092,748	153,249	2,270,860
I Class
Sold	183,956	3,154,722	1,433,086	22,568,249
Issued in reinvestment of distributions	88,402	1,424,152	167,160	2,592,653
Redeemed	(4,819,141)	(84,106,980)	(1,577,689)	(25,221,419)
	(4,546,783)	(79,528,106)	22,557	(60,517)
A Class
Sold	821,919	14,278,373	1,155,513	18,323,769
Issued in reinvestment of distributions	391,365	6,300,979	105,662	1,637,749
Redeemed	(382,914)	(6,549,629)	(1,024,646)	(16,068,431)
	830,370	14,029,723	236,529	3,893,087
C Class
Sold	454	7,704	981	15,362
Issued in reinvestment of distributions	2,073	33,113	513	7,896
Redeemed	(12,959)	(210,463)	(4,584)	(71,617)
	(10,432)	(169,646)	(3,090)	(48,359)
R Class
Sold	1,049,247	17,956,317	2,979,233	46,943,446
Issued in reinvestment of distributions	764,892	12,307,105	258,757	4,010,737
Redeemed	(1,061,229)	(18,371,909)	(5,032,259)	(80,916,696)
	752,910	11,891,513	(1,794,269)	(29,962,513)
R6 Class
Sold	1,078,294	18,422,925	2,822,548	44,783,027
Issued in reinvestment of distributions	704,059	11,377,589	286,535	4,455,621
Redeemed	(2,074,094)	(35,732,013)	(4,402,486)	(70,355,519)
	(291,741)	(5,931,499)	(1,293,403)	(21,116,871)
Net increase (decrease)	(2,408,367)	$(45,615,267)	(2,678,427)	$(45,024,313)

38

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2065 Portfolio
Investor Class
Sold	453,648	$6,414,301	589,489	$7,615,746
Issued in reinvestment of distributions	71,587	982,168	21,073	265,934
Redeemed	(219,047)	(3,116,325)	(328,503)	(4,222,083)
	306,188	4,280,144	282,059	3,659,597
I Class
Sold	103,206	1,447,755	880,957	11,273,584
Issued in reinvestment of distributions	9,052	124,104	41,015	517,202
Redeemed	(1,875,312)	(26,770,144)	(413,144)	(5,312,728)
	(1,763,054)	(25,198,285)	508,828	6,478,058
A Class
Sold	478,407	6,834,755	582,135	7,486,192
Issued in reinvestment of distributions	82,489	1,130,926	22,349	281,824
Redeemed	(101,226)	(1,430,918)	(189,933)	(2,447,353)
	459,670	6,534,763	414,551	5,320,663
C Class
Sold	871	12,256	1,472	18,851
Issued in reinvestment of distributions	471	6,462	169	2,127
Redeemed	(361)	(5,156)	(3,592)	(46,082)
	981	13,562	(1,951)	(25,104)
R Class
Sold	812,761	11,478,739	1,563,899	20,081,997
Issued in reinvestment of distributions	207,070	2,840,999	59,859	755,422
Redeemed	(522,984)	(7,456,728)	(616,626)	(7,939,358)
	496,847	6,863,010	1,007,132	12,898,061
R6 Class
Sold	907,450	12,895,145	1,700,128	21,865,545
Issued in reinvestment of distributions	182,683	2,506,417	70,849	894,115
Redeemed	(951,852)	(13,459,331)	(964,352)	(12,456,490)
	138,281	1,942,231	806,625	10,303,170
Net increase (decrease)	(361,087)	$(5,564,575)	3,017,244	$38,634,445
39

	Period ended January 31, 2026(1)
	Shares	Amount
One Choice 2070 Portfolio
Investor Class
Sold	45,024	$454,086
Issued in reinvestment of distributions	201	1,983
Redeemed	(2,206)	(22,243)
	43,019	433,826
I Class
Sold	2,500	25,000
Issued in reinvestment of distributions	54	534
	2,554	25,534
A Class
Sold	6,638	66,428
Issued in reinvestment of distributions	54	530
	6,692	66,958
C Class
Sold	2,501	25,000
Issued in reinvestment of distributions	51	509
	2,552	25,509
R Class
Sold	16,577	166,400
Issued in reinvestment of distributions	65	640
Redeemed	(221)	(2,236)
	16,421	164,804
R6 Class
Sold	2,500	25,000
Issued in reinvestment of distributions	54	537
	2,554	25,537
Net increase (decrease)	73,792	$742,168
(1)December 1, 2025 (fund inception) through January 31, 2026.

6.  Risk Factors

The overall risk profile of a fund will be impacted by the underlying funds’ investment strategies, including the investment vehicles and techniques utilized to manage each portfolio. The net asset value of a fund will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

40

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Federal tax cost of investments	$2,094,132,208	$1,038,943,710	$1,297,188,802	$952,002,800	$1,016,386,817
Gross tax appreciation of investments	$352,988,171	$171,458,681	$250,147,780	$186,393,030	$249,467,510
Gross tax depreciation of investments	(17,712,361)	(10,361,388)	(17,390,358)	(12,282,903)	(14,309,277)
Net tax appreciation (depreciation) of investments	$335,275,810	$161,097,293	$232,757,422	$174,110,127	$235,158,233

	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Federal tax cost of investments	$783,431,185	$590,088,265	$359,651,173	$129,751,641	$757,581
Gross tax appreciation of investments	$187,656,914	$139,615,960	$71,312,044	$14,824,213	$5,457
Gross tax depreciation of investments	(4,916,735)	(2,251,527)	(352,403)	—	(12,786)
Net tax appreciation (depreciation) of investments	$182,740,179	$137,364,433	$70,959,641	$14,824,213	$(7,329)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

8. Reorganization

On March 8, 2025, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice® 2025 Portfolio, one fund in a series issued by the corporation, were transferred to One Choice In Retirement Portfolio in exchange for shares of One Choice In Retirement Portfolio. One Choice 2025 Portfolio had reached its most conservative planned target asset allocation and its asset mix matched that of One Choice In Retirement Portfolio. The reorganization was executed to combine two funds that had the same target asset allocations, both funds’ investment objectives and strategies were substantially similar and their management fees were expected to be the same. The financial statements and performance history of One Choice In Retirement Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on June 13, 2025.

The reorganization was accomplished by a tax-free exchange of shares. On June 13, 2025, One Choice 2025 Portfolio exchanged its shares for shares of One Choice In Retirement Portfolio as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
One Choice 2025 Portfolio - Investor Class	37,976,190	One Choice In Retirement Portfolio - Investor Class	40,816,685
One Choice 2025 Portfolio - I Class	12,455,883	One Choice In Retirement Portfolio - I Class	13,387,543
One Choice 2025 Portfolio - A Class	10,423,213	One Choice In Retirement Portfolio - A Class	11,202,836
One Choice 2025 Portfolio - C Class	105,003	One Choice In Retirement Portfolio - C Class	114,595
One Choice 2025 Portfolio - R Class	11,738,600	One Choice In Retirement Portfolio - R Class	12,667,348
One Choice 2025 Portfolio - R6 Class	22,682,266	One Choice In Retirement Portfolio - R6 Class	21,560,616

The net assets of One Choice 2025 Portfolio and One Choice In Retirement Portfolio immediately before the reorganization were $1,157,481,697 and $1,558,580,298, respectively. One Choice 2025 Portfolio's unrealized appreciation of $176,177,878 was combined with that of One Choice In Retirement Portfolio. Immediately after the reorganization, the combined net assets were $2,716,061,995.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

41

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2026 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
Diversified Bond Fund	$531,334	$14,900	$138,126	$20,142	$428,250	46,197	$(12,174)	$11,780
High Income Fund	100,269	3,347	20,895	2,787	85,508	9,728	(1,938)	3,347
Inflation-Adjusted Bond Fund	92,523	1,759	20,887	1,098	74,493	7,021	(483)	1,759
Short Duration Fund	219,488	4,969	39,776	3,074	187,755	19,023	(1,932)	4,969
Short Duration Inflation Protection Bond Fund	203,793	5,320	31,233	(2,281)	175,599	16,644	1,333	5,320
Focused Large Cap Value Fund	226,711	23,768	25,176	(7,778)	217,525	20,030	10,695	23,609
Growth Fund	104,565	13,412	3,775	(18,161)	96,041	1,595	11,410	13,412
Heritage Fund	48,132	5,995	2,837	(11,116)	40,174	1,521	3,536	5,995
Large Cap Equity Fund	266,243	40,514	41,412	(56,277)	209,068	4,304	35,747	40,514
Mid Cap Value Fund	81,829	9,127	11,935	(5,909)	73,112	4,729	3,640	9,127
Select Fund	69,966	5,569	10,521	(115)	64,899	470	888	5,569
Small Cap Dividend Fund	26,058	536	5,475	2,188	23,307	2,180	(541)	536
Small Cap Growth Fund	26,226	1,428	4,337	(895)	22,422	895	1,543	1,428
Global Real Estate Fund	25,526	986	2,491	834	24,855	1,800	364	986
International Growth Fund	121,178	24,372	8,033	4,496	142,013	10,036	(36)	6,257
International Small-Mid Cap Fund	14,791	1,952	2,249	1,849	16,343	1,269	246	508
International Value Fund	141,866	26,891	21,612	12,528	159,673	13,909	2,444	14,104
Emerging Markets Debt Fund	31,778	1,172	7,954	2,058	27,054	2,833	(706)	1,172
Global Bond Fund	385,564	12,227	110,547	6,839	294,083	33,609	(8,048)	11,958
U.S. Government Money Market Fund	—	67,571	337	—	67,234	67,234	—	429
	$2,717,840	$265,815	$509,608	$(44,639)	$2,429,408	265,027	$45,988	$162,779
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Diversified Bond Fund	$263,546	$11,967	$75,563	$11,336	$211,286	22,792	$(7,393)	$5,780
High Income Fund	56,040	1,823	12,774	1,655	46,744	5,318	(1,159)	1,822
Inflation-Adjusted Bond Fund	58,382	1,140	12,591	1,121	48,052	4,529	(771)	1,140
Short Duration Fund	72,872	4,483	13,651	1,042	64,746	6,560	(661)	1,671
Short Duration Inflation Protection Bond Fund	63,893	4,713	10,060	(687)	57,859	5,484	324	1,758
Focused Large Cap Value Fund	119,991	13,080	20,482	(2,742)	109,847	10,115	4,417	11,906
Growth Fund	60,985	8,251	4,101	(11,615)	53,520	889	8,088	7,428
Heritage Fund	30,048	3,607	3,527	(7,311)	22,817	864	3,089	3,388
Large Cap Equity Fund	141,319	21,131	23,260	(30,676)	108,514	2,234	20,184	20,985
Mid Cap Value Fund	48,330	4,976	10,080	(3,222)	40,004	2,588	2,083	4,976
Select Fund	40,871	3,084	7,963	(81)	35,911	260	657	3,084
Small Cap Dividend Fund	16,130	284	5,113	1,468	12,769	1,195	(501)	285
Small Cap Growth Fund	16,205	768	3,822	(947)	12,204	487	1,414	768
Emerging Markets Fund	8,810	157	2,407	413	6,973	415	1,525	157
Global Real Estate Fund	15,636	571	2,386	402	14,223	1,030	327	571
International Growth Fund	66,862	9,827	4,696	2,547	74,540	5,268	(19)	3,274
International Small-Mid Cap Fund	12,510	480	1,421	1,419	12,988	1,008	298	398
International Value Fund	70,273	6,757	9,131	5,557	73,456	6,399	1,828	6,478
Non-U.S. Intrinsic Value Fund	6,883	2,836	1,019	480	9,180	836	16	1,001
Emerging Markets Debt Fund	23,233	793	6,377	1,548	19,197	2,010	(552)	793
Global Bond Fund	181,103	8,235	60,134	5,207	134,411	15,361	(5,686)	5,454
U.S. Government Money Market Fund	—	31,044	244	—	30,800	30,800	—	196
	$1,373,922	$140,007	$290,802	$(23,086)	$1,200,041	126,442	$27,508	$83,313
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$10,429	$524	$1,307	$(1,714)	$7,932	94	$2,271	$525
Focused Large Cap Value Fund	154,551	16,611	22,843	(4,280)	144,039	13,263	6,462	15,349
Growth Fund	85,542	11,342	4,911	(16,139)	75,834	1,259	11,151	10,467
Heritage Fund	47,648	5,927	5,109	(11,733)	36,733	1,390	4,996	5,397
Large Cap Equity Fund	180,779	27,026	28,435	(38,775)	140,595	2,895	25,308	26,953
Mid Cap Value Fund	69,852	7,285	13,779	(4,844)	58,514	3,785	3,223	7,169
Select Fund	47,474	3,676	8,273	(87)	42,790	310	685	3,676
Small Cap Dividend Fund	—	19,340	667	1,126	19,799	1,852	28	274
Small Cap Growth Fund	24,640	1,170	5,617	(1,293)	18,900	754	1,986	1,170
Diversified Bond Fund	305,815	15,020	64,604	10,983	267,214	28,826	(6,459)	6,979
High Income Fund	73,653	2,505	13,986	1,943	64,115	7,294	(1,313)	2,463
Inflation-Adjusted Bond Fund	76,091	1,952	11,214	1,090	67,919	6,401	(725)	1,599
Short Duration Fund	50,544	2,722	6,225	573	47,614	4,824	(313)	1,201
Short Duration Inflation Protection Bond Fund	41,591	2,661	4,016	(321)	39,915	3,783	38	1,203
Emerging Markets Fund	27,670	534	6,444	2,566	24,326	1,448	3,680	534
Global Real Estate Fund	23,202	847	3,012	710	21,747	1,575	382	847
International Growth Fund	87,797	13,079	3,935	3,337	100,278	7,087	(51)	4,360
International Small-Mid Cap Fund	22,718	958	1,830	2,927	24,773	1,923	215	737
International Value Fund	80,550	8,814	8,773	7,131	87,722	7,641	1,451	7,558
Non-U.S. Intrinsic Value Fund	19,400	4,327	1,522	1,434	23,639	2,153	(4)	2,501
Emerging Markets Debt Fund	36,161	1,293	7,954	2,252	31,752	3,325	(690)	1,293
Global Bond Fund	202,224	8,584	62,703	6,148	154,253	17,629	(6,762)	6,262
U.S. Government Money Market Fund	—	29,543	—	—	29,543	29,543	—	188
Small Cap Value Fund	24,577	102	18,538	(6,141)	—	—	6,510	102
	$1,692,908	$185,842	$305,697	$(43,107)	$1,529,946	149,054	$52,069	$108,807
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$17,826	$968	$2,058	$(2,256)	$14,480	172	$3,140	$968
Focused Large Cap Value Fund	122,737	15,230	24,679	(2,681)	110,607	10,185	4,528	11,803
Growth Fund	72,297	10,563	6,851	(13,853)	62,156	1,032	9,981	8,509
Heritage Fund	46,645	6,495	7,865	(11,081)	34,194	1,294	4,824	5,081
Large Cap Equity Fund	140,579	21,344	22,643	(30,130)	109,150	2,247	19,662	20,925
Mid Cap Value Fund	61,519	6,374	15,155	(3,887)	48,851	3,160	2,620	6,004
Select Fund	30,702	2,318	5,932	(61)	27,027	196	473	2,313
Small Cap Growth Fund	22,582	1,001	6,341	(1,424)	15,818	631	2,108	1,001
Small Cap Value Fund	22,381	2,227	6,923	(1,095)	16,590	1,739	795	1,982
Diversified Bond Fund	220,415	11,925	49,874	8,257	190,723	20,574	(5,009)	5,003
High Income Fund	54,551	1,823	9,649	1,342	48,067	5,468	(865)	1,823
Inflation-Adjusted Bond Fund	49,396	1,462	6,623	634	44,869	4,229	(415)	1,056
Short Duration Fund	16,688	1,063	1,566	175	16,360	1,658	(90)	404
Short Duration Inflation Protection Bond Fund	13,631	1,024	1,089	(64)	13,502	1,280	(38)	407
Emerging Markets Fund	37,813	725	10,264	3,856	32,130	1,913	4,562	725
Global Real Estate Fund	20,895	784	3,354	582	18,907	1,369	389	746
International Growth Fund	69,695	9,015	4,132	2,675	77,253	5,460	18	3,382
International Small-Mid Cap Fund	22,184	760	1,861	2,785	23,868	1,853	296	725
International Value Fund	54,105	6,463	6,341	4,918	59,145	5,152	871	5,116
Non-U.S. Intrinsic Value Fund	23,701	2,795	2,506	1,533	25,523	2,324	207	2,749
Emerging Markets Debt Fund	29,745	1,060	5,994	1,808	26,619	2,787	(518)	1,060
Global Bond Fund	115,744	6,702	29,382	2,697	95,761	10,944	(3,160)	3,762
U.S. Government Money Market Fund	—	14,513	—	—	14,513	14,513	—	92
	$1,265,831	$126,634	$231,082	$(35,270)	$1,126,113	100,180	$44,379	$85,636
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$32,222	$1,791	$3,548	$(3,666)	$26,799	317	$5,281	$1,792
Focused Large Cap Value Fund	141,958	15,039	24,786	(3,363)	128,848	11,865	5,357	13,778
Growth Fund	86,168	11,341	6,713	(17,160)	73,636	1,223	12,437	10,279
Heritage Fund	66,311	7,810	10,780	(16,134)	47,207	1,787	7,526	6,959
Large Cap Equity Fund	156,788	25,545	20,663	(30,595)	131,075	2,699	17,425	25,176
Mid Cap Value Fund	78,139	7,384	20,183	(5,225)	60,115	3,888	3,733	7,375
Select Fund	25,861	1,974	4,785	(50)	23,000	167	390	1,974
Small Cap Growth Fund	29,730	1,192	9,516	(2,280)	19,126	764	3,262	1,192
Small Cap Value Fund	29,383	2,374	10,668	(1,031)	20,058	2,103	747	2,374
Emerging Markets Fund	65,928	1,284	16,963	7,455	57,704	3,435	7,471	1,284
Global Real Estate Fund	27,205	967	4,129	849	24,892	1,802	426	967
International Growth Fund	77,696	10,798	3,301	2,957	88,150	6,230	(65)	3,839
International Small-Mid Cap Fund	30,080	1,314	2,148	3,966	33,212	2,579	214	986
International Value Fund	52,146	7,964	4,594	5,027	60,543	5,274	560	5,143
Non-U.S. Intrinsic Value Fund	34,586	3,914	3,803	2,226	36,923	3,363	322	3,914
Diversified Bond Fund	230,090	9,089	45,681	7,996	201,494	21,736	(4,610)	5,272
High Income Fund	57,494	2,097	9,688	1,399	51,302	5,836	(916)	1,952
Inflation-Adjusted Bond Fund	45,112	1,934	5,751	550	41,845	3,944	(367)	985
Short Duration Fund	424	2,062	—	2	2,488	252	—	30
Short Duration Inflation Protection Bond Fund	147	2,011	—	(47)	2,111	200	—	64
Emerging Markets Debt Fund	33,826	1,247	6,477	2,050	30,646	3,209	(593)	1,247
Global Bond Fund	93,353	5,230	19,146	1,621	81,058	9,264	(2,080)	3,162
U.S. Government Money Market Fund	—	9,313	—	—	9,313	9,313	—	59
	$1,394,647	$133,674	$233,323	$(43,453)	$1,251,545	101,250	$56,520	$99,803
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$36,910	$2,070	$4,151	$(4,359)	$30,470	361	$6,186	$2,037
Focused Large Cap Value Fund	121,645	14,795	27,021	(1,650)	107,769	9,924	3,447	11,504
Growth Fund	73,839	10,792	7,950	(13,972)	62,709	1,041	10,097	8,618
Heritage Fund	57,922	9,674	12,557	(14,182)	40,857	1,546	6,878	5,986
Large Cap Equity Fund	133,603	21,557	19,381	(25,372)	110,407	2,273	14,396	21,121
Mid Cap Value Fund	67,359	6,760	20,466	(3,226)	50,427	3,262	2,026	6,194
Select Fund	12,624	1,090	2,391	(33)	11,290	82	186	964
Small Cap Growth Fund	25,692	1,083	8,882	(2,112)	15,781	630	2,992	991
Small Cap Value Fund	25,481	2,190	10,106	(1,014)	16,551	1,735	858	1,971
Emerging Markets Fund	58,501	1,445	15,755	7,173	51,364	3,057	6,162	1,152
Global Real Estate Fund	23,434	1,067	3,981	658	21,178	1,534	438	828
International Growth Fund	66,417	7,120	2,979	2,524	73,082	5,165	12	3,185
International Small-Mid Cap Fund	25,830	1,009	2,036	3,316	28,119	2,183	263	843
International Value Fund	40,715	6,148	4,603	3,920	46,180	4,023	484	3,942
Non-U.S. Intrinsic Value Fund	32,796	3,635	4,443	2,017	34,005	3,097	380	3,635
Diversified Bond Fund	148,364	11,930	34,211	5,418	131,501	14,186	(3,223)	3,380
High Income Fund	37,093	1,582	6,454	922	33,143	3,771	(596)	1,246
Inflation-Adjusted Bond Fund	28,991	1,495	4,569	437	26,354	2,484	(304)	617
Emerging Markets Debt Fund	21,959	795	4,119	1,315	19,950	2,089	(368)	795
Global Bond Fund	58,837	3,633	13,972	1,279	49,777	5,689	(1,528)	1,929
U.S. Government Money Market Fund	—	5,257	—	—	5,257	5,257	—	33
	$1,098,012	$115,127	$210,027	$(36,941)	$966,171	73,389	$48,786	$80,971
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$37,807	$2,481	$4,457	$(4,349)	$31,482	373	$6,241	$2,090
Focused Large Cap Value Fund	99,331	13,417	23,678	(992)	88,078	8,110	2,482	9,342
Growth Fund	60,350	9,027	6,919	(10,722)	51,736	859	7,640	6,988
Heritage Fund	47,332	7,709	11,163	(10,488)	33,390	1,264	4,516	4,882
Large Cap Equity Fund	109,209	18,680	18,582	(18,862)	90,445	1,862	9,936	17,215
Mid Cap Value Fund	55,081	5,746	17,519	(2,118)	41,190	2,664	1,141	5,049
Select Fund	2,100	549	—	(23)	2,626	19	—	225
Small Cap Growth Fund	20,988	849	7,238	(1,734)	12,865	514	2,457	804
Small Cap Value Fund	20,716	2,053	8,541	(735)	13,493	1,414	622	1,600
Emerging Markets Fund	47,906	1,135	12,969	6,225	42,297	2,518	4,662	938
Global Real Estate Fund	19,242	1,037	3,507	498	17,270	1,251	397	677
International Growth Fund	54,728	5,631	2,729	2,080	59,710	4,220	(10)	2,596
International Small-Mid Cap Fund	20,792	883	1,430	2,763	23,008	1,786	151	686
International Value Fund	30,504	5,181	3,155	3,134	35,664	3,107	196	3,021
Non-U.S. Intrinsic Value Fund	29,297	3,204	3,987	1,632	30,146	2,746	497	3,203
Diversified Bond Fund	85,808	9,709	22,585	3,300	76,232	8,224	(2,022)	1,963
High Income Fund	21,490	1,485	4,430	595	19,140	2,177	(412)	723
Inflation-Adjusted Bond Fund	16,782	1,253	3,069	297	15,263	1,439	(222)	358
Emerging Markets Debt Fund	12,776	723	2,788	798	11,509	1,205	(251)	465
Global Bond Fund	34,106	2,461	8,556	826	28,837	3,296	(975)	1,124
U.S. Government Money Market Fund	—	3,072	—	—	3,072	3,072	—	20
	$826,345	$96,285	$167,302	$(27,875)	$727,453	52,120	$37,046	$63,969
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$23,887	$2,305	$3,181	$(1,907)	$21,104	250	$3,056	$1,398
Focused Large Cap Value Fund	59,219	9,368	14,077	(210)	54,300	5,000	1,075	5,727
Growth Fund	35,959	6,582	5,211	(5,292)	32,038	532	3,283	4,319
Heritage Fund	28,175	5,157	6,819	(5,859)	20,654	782	2,184	3,020
Large Cap Equity Fund	65,107	12,246	11,209	(10,041)	56,103	1,155	4,379	10,656
Mid Cap Value Fund	32,716	4,058	10,080	(1,155)	25,539	1,652	539	3,091
Small Cap Growth Fund	12,339	572	4,004	(901)	8,006	320	1,304	498
Small Cap Value Fund	12,419	1,385	5,013	(410)	8,381	879	336	983
Emerging Markets Fund	28,401	1,012	8,038	4,147	25,522	1,519	2,426	578
Global Real Estate Fund	11,594	713	2,039	402	10,670	773	131	418
International Growth Fund	32,566	4,935	1,690	1,253	37,064	2,619	(15)	1,602
International Small-Mid Cap Fund	12,454	932	1,101	1,709	13,994	1,086	55	424
International Value Fund	17,631	4,022	2,560	1,860	20,953	1,825	113	1,798
Non-U.S. Intrinsic Value Fund	18,003	2,291	2,540	1,041	18,795	1,712	290	2,031
Diversified Bond Fund	42,529	4,378	9,632	1,162	38,437	4,146	(532)	977
High Income Fund	10,591	459	1,636	210	9,624	1,095	(117)	359
Inflation-Adjusted Bond Fund	8,416	310	1,243	178	7,661	722	(140)	179
Emerging Markets Debt Fund	6,269	231	1,089	369	5,780	605	(98)	231
Global Bond Fund	17,010	1,010	3,974	413	14,459	1,652	(487)	558
U.S. Government Money Market Fund	—	1,527	—	—	1,527	1,527	—	10
	$475,285	$63,493	$95,136	$(13,031)	$430,611	29,851	$17,782	$38,857
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2065 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$7,510	$1,192	$1,445	$9	$7,266	86	$348	$464
Focused Large Cap Value Fund	18,497	4,921	4,809	166	18,775	1,729	66	1,942
Growth Fund	11,325	3,116	2,361	(1,043)	11,037	183	313	1,453
Heritage Fund	8,846	2,519	2,760	(1,491)	7,114	269	254	1,016
Large Cap Equity Fund	20,385	6,001	4,822	(2,243)	19,321	398	261	3,586
Mid Cap Value Fund	10,186	2,409	3,590	(224)	8,781	568	(10)	1,046
Small Cap Growth Fund	3,847	528	1,584	(72)	2,719	109	200	168
Small Cap Value Fund	3,866	825	1,829	(10)	2,852	299	(19)	333
Emerging Markets Fund	8,899	979	2,436	1,675	9,117	543	488	195
Global Real Estate Fund	3,611	647	794	189	3,653	265	(18)	142
International Growth Fund	10,305	3,119	1,062	393	12,755	901	12	538
International Small-Mid Cap Fund	3,897	678	286	594	4,883	379	(9)	143
International Value Fund	5,355	1,803	547	586	7,197	627	37	599
Non-U.S. Intrinsic Value Fund	5,722	1,319	683	419	6,777	617	21	705
Diversified Bond Fund	11,163	2,562	2,871	191	11,045	1,192	(28)	268
High Income Fund	2,770	540	566	42	2,786	317	(17)	98
Inflation-Adjusted Bond Fund	2,199	432	460	49	2,220	209	(41)	51
Emerging Markets Debt Fund	1,644	275	329	84	1,674	175	(11)	62
Global Bond Fund	4,434	922	1,223	29	4,162	476	(51)	153
U.S. Government Money Market Fund	—	442	—	—	442	442	—	3
	$144,461	$35,229	$34,457	$(657)	$144,576	9,784	$1,796	$12,965
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2070 Portfolio(3) (Amounts in thousands)
Focused Dynamic Growth Fund	—	$39	—	$(1)	$38	—	—	$1
Focused Large Cap Value Fund	—	99	$1	—	98	9	—	3
Growth Fund	—	61	—	(3)	58	1	—	2
Heritage Fund	—	40	—	(2)	38	1	—	2
Large Cap Equity Fund	—	107	1	(5)	101	2	—	6
Mid Cap Value Fund	—	49	1	(2)	46	3	—	2
Small Cap Growth Fund	—	15	—	—	15	1	—	—
Small Cap Value Fund	—	15	—	—	15	2	—	1
Emerging Markets Fund	—	44	1	3	46	3	—	1
Global Real Estate Fund	—	19	—	—	19	1	—	—
International Growth Fund	—	68	1	—	67	5	—	1
International Small-Mid Cap Fund	—	24	—	1	25	2	—	—
International Value Fund	—	37	1	1	37	3	—	1
Non-U.S. Intrinsic Value Fund	—	35	1	1	35	3	—	1
Diversified Bond Fund	—	57	2	—	55	6	—	—
High Income Fund	—	14	—	—	14	2	—	—
Inflation-Adjusted Bond Fund	—	12	1	—	11	1	—	—
Emerging Markets Debt Fund	—	9	—	—	9	1	—	—
Global Bond Fund	—	21	—	—	21	2	—	—
U.S. Government Money Market Fund	—	2	—	—	2	2	—	—
	—	$767	$10	$(7)	$750	50	—	$21
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)December 1, 2025 (fund inception) through January 31, 2026.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2026(3)	$12.58	0.28	0.48	0.76	(0.32)	(0.28)	(0.60)	$12.74	6.12%	0.74%	0.78%	4.27%	4.23%	10%	$1,266,814
2025	$12.57	0.37	0.54	0.91	(0.29)	(0.61)	(0.90)	$12.58	7.49%	0.74%	0.78%	2.98%	2.94%	14%	$1,262,070
2024	$12.02	0.34	0.77	1.11	(0.32)	(0.24)	(0.56)	$12.57	9.50%	0.74%	0.79%	2.87%	2.82%	14%	$787,839
2023	$12.21	0.32	0.06	0.38	(0.30)	(0.27)	(0.57)	$12.02	3.44%	0.74%	0.78%	2.77%	2.73%	16%	$748,717
2022	$14.39	0.58	(1.65)	(1.07)	(0.56)	(0.55)	(1.11)	$12.21	(8.11)%	0.74%	0.77%	4.31%	4.28%	18%	$826,119
2021	$13.15	0.18	1.78	1.96	(0.16)	(0.56)	(0.72)	$14.39	15.64%	0.74%	0.77%	1.34%	1.31%	29%	$991,945
I Class
2026(3)	$12.58	0.21	0.56	0.77	(0.33)	(0.28)	(0.61)	$12.74	6.24%	0.54%	0.60%	4.47%	4.41%	10%	$93,721
2025	$12.57	0.40	0.54	0.94	(0.32)	(0.61)	(0.93)	$12.58	7.69%	0.54%	0.60%	3.18%	3.12%	14%	$339,044
2024	$12.02	0.37	0.76	1.13	(0.34)	(0.24)	(0.58)	$12.57	9.72%	0.54%	0.60%	3.07%	3.01%	14%	$194,676
2023	$12.21	0.35	0.05	0.40	(0.32)	(0.27)	(0.59)	$12.02	3.64%	0.54%	0.59%	2.97%	2.92%	16%	$237,898
2022	$14.39	0.62	(1.66)	(1.04)	(0.59)	(0.55)	(1.14)	$12.21	(7.92)%	0.54%	0.58%	4.51%	4.47%	18%	$306,979
2021	$13.15	0.21	1.78	1.99	(0.19)	(0.56)	(0.75)	$14.39	15.78%	0.54%	0.59%	1.54%	1.49%	29%	$537,817
A Class
2026(3)	$12.58	0.27	0.47	0.74	(0.30)	(0.28)	(0.58)	$12.74	5.97%	0.99%	1.03%	4.02%	3.98%	10%	$387,923
2025	$12.57	0.34	0.54	0.88	(0.26)	(0.61)	(0.87)	$12.58	7.23%	0.99%	1.03%	2.73%	2.69%	14%	$368,479
2024	$12.02	0.32	0.76	1.08	(0.29)	(0.24)	(0.53)	$12.57	9.23%	0.99%	1.04%	2.62%	2.57%	14%	$212,507
2023	$12.21	0.29	0.06	0.35	(0.27)	(0.27)	(0.54)	$12.02	3.18%	0.99%	1.03%	2.52%	2.48%	16%	$190,934
2022	$14.39	0.54	(1.65)	(1.11)	(0.52)	(0.55)	(1.07)	$12.21	(8.34)%	0.99%	1.02%	4.06%	4.03%	18%	$202,196
2021	$13.15	0.15	1.78	1.93	(0.13)	(0.56)	(0.69)	$14.39	15.28%	0.99%	1.02%	1.09%	1.06%	29%	$267,135
C Class
2026(3)	$12.41	0.21	0.47	0.68	(0.24)	(0.28)	(0.52)	$12.57	5.60%	1.74%	1.78%	3.27%	3.23%	10%	$2,342
2025	$12.42	0.25	0.53	0.78	(0.18)	(0.61)	(0.79)	$12.41	6.44%	1.74%	1.78%	1.98%	1.94%	14%	$2,541
2024	$11.88	0.22	0.76	0.98	(0.20)	(0.24)	(0.44)	$12.42	8.43%	1.74%	1.79%	1.87%	1.82%	14%	$1,353
2023	$12.07	0.20	0.06	0.26	(0.18)	(0.27)	(0.45)	$11.88	2.44%	1.74%	1.78%	1.77%	1.73%	16%	$1,962
2022	$14.25	0.46	(1.65)	(1.19)	(0.44)	(0.55)	(0.99)	$12.07	(9.03)%	1.74%	1.77%	3.31%	3.28%	18%	$2,664
2021	$13.08	0.06	1.75	1.81	(0.08)	(0.56)	(0.64)	$14.25	14.40%	1.74%	1.77%	0.34%	0.31%	29%	$4,636

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
R Class
2026(3)	$12.54	0.25	0.47	0.72	(0.28)	(0.28)	(0.56)	$12.70	5.84%	1.24%	1.28%	3.77%	3.73%	10%	$298,921
2025	$12.53	0.32	0.53	0.85	(0.23)	(0.61)	(0.84)	$12.54	6.99%	1.24%	1.28%	2.48%	2.44%	14%	$302,024
2024	$11.98	0.28	0.77	1.05	(0.26)	(0.24)	(0.50)	$12.53	8.99%	1.24%	1.29%	2.37%	2.32%	14%	$227,675
2023	$12.17	0.26	0.06	0.32	(0.24)	(0.27)	(0.51)	$11.98	2.93%	1.24%	1.28%	2.27%	2.23%	16%	$230,485
2022	$14.35	0.51	(1.65)	(1.14)	(0.49)	(0.55)	(1.04)	$12.17	(8.60)%	1.24%	1.27%	3.81%	3.78%	18%	$229,286
2021	$13.13	0.12	1.77	1.89	(0.11)	(0.56)	(0.67)	$14.35	15.00%	1.24%	1.27%	0.84%	0.81%	29%	$268,946
R6 Class
2026(3)	$9.31	0.22	0.35	0.57	(0.34)	(0.28)	(0.62)	$9.26	6.30%	0.39%	0.49%	4.62%	4.52%	10%	$379,687
2025	$9.54	0.32	0.39	0.71	(0.33)	(0.61)	(0.94)	$9.31	7.83%	0.39%	0.49%	3.33%	3.23%	14%	$443,682
2024	$9.26	0.30	0.58	0.88	(0.36)	(0.24)	(0.60)	$9.54	9.92%	0.39%	0.49%	3.22%	3.12%	14%	$320,081
2023	$9.55	0.28	0.04	0.32	(0.34)	(0.27)	(0.61)	$9.26	3.81%	0.39%	0.49%	3.12%	3.02%	16%	$432,925
2022	$11.50	0.51	(1.30)	(0.79)	(0.61)	(0.55)	(1.16)	$9.55	(7.75)%	0.39%	0.48%	4.66%	4.57%	18%	$466,333
2021	$10.66	0.18	1.43	1.61	(0.21)	(0.56)	(0.77)	$11.50	15.94%	0.39%	0.50%	1.69%	1.58%	29%	$608,763

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2026(3)	$13.14	0.29	0.54	0.83	(0.40)	(1.14)	(1.54)	$12.43	6.53%	0.78%	0.80%	4.17%	4.15%	11%	$381,409
2025	$12.78	0.35	0.61	0.96	(0.34)	(0.26)	(0.60)	$13.14	7.79%	0.78%	0.80%	2.75%	2.73%	12%	$365,568
2024	$11.96	0.33	0.83	1.16	(0.28)	(0.06)	(0.34)	$12.78	9.88%	0.78%	0.81%	2.76%	2.73%	15%	$392,478
2023	$12.11	0.30	0.17	0.47	(0.29)	(0.33)	(0.62)	$11.96	4.31%	0.78%	0.81%	2.58%	2.55%	17%	$381,503
2022	$14.44	0.60	(1.83)	(1.23)	(0.53)	(0.57)	(1.10)	$12.11	(9.35)%	0.78%	0.81%	4.53%	4.50%	17%	$428,278
2021	$12.89	0.18	2.15	2.33	(0.15)	(0.63)	(0.78)	$14.44	18.62%	0.78%	0.82%	1.25%	1.21%	19%	$491,652
I Class
2026(3)	$13.14	0.20	0.65	0.85	(0.43)	(1.14)	(1.57)	$12.42	6.67%	0.58%	0.62%	4.37%	4.33%	11%	$63,228
2025	$12.78	0.37	0.61	0.98	(0.36)	(0.26)	(0.62)	$13.14	8.01%	0.58%	0.62%	2.95%	2.91%	12%	$241,818
2024	$11.96	0.36	0.82	1.18	(0.30)	(0.06)	(0.36)	$12.78	10.10%	0.58%	0.62%	2.96%	2.92%	15%	$256,638
2023	$12.11	0.33	0.16	0.49	(0.31)	(0.33)	(0.64)	$11.96	4.53%	0.58%	0.62%	2.78%	2.74%	17%	$284,715
2022	$14.45	0.65	(1.86)	(1.21)	(0.56)	(0.57)	(1.13)	$12.11	(9.23)%	0.58%	0.62%	4.73%	4.69%	17%	$348,341
2021	$12.89	0.20	2.17	2.37	(0.18)	(0.63)	(0.81)	$14.45	18.94%	0.58%	0.63%	1.45%	1.40%	19%	$582,440
A Class
2026(3)	$13.10	0.28	0.53	0.81	(0.36)	(1.14)	(1.50)	$12.41	6.44%	1.03%	1.05%	3.92%	3.90%	11%	$194,755
2025	$12.74	0.33	0.60	0.93	(0.31)	(0.26)	(0.57)	$13.10	7.54%	1.03%	1.05%	2.50%	2.48%	12%	$176,690
2024	$11.92	0.30	0.83	1.13	(0.25)	(0.06)	(0.31)	$12.74	9.63%	1.03%	1.06%	2.51%	2.48%	15%	$182,810
2023	$12.08	0.27	0.16	0.43	(0.26)	(0.33)	(0.59)	$11.92	3.97%	1.03%	1.06%	2.33%	2.30%	17%	$151,849
2022	$14.40	0.57	(1.82)	(1.25)	(0.50)	(0.57)	(1.07)	$12.08	(9.54)%	1.03%	1.06%	4.28%	4.25%	17%	$159,676
2021	$12.85	0.14	2.16	2.30	(0.12)	(0.63)	(0.75)	$14.40	18.37%	1.03%	1.07%	1.00%	0.96%	19%	$223,936
C Class
2026(3)	$13.09	0.23	0.53	0.76	(0.26)	(1.14)	(1.40)	$12.45	6.01%	1.78%	1.80%	3.17%	3.15%	11%	$1,340
2025	$12.73	0.22	0.61	0.83	(0.21)	(0.26)	(0.47)	$13.09	6.72%	1.78%	1.80%	1.75%	1.73%	12%	$1,308
2024	$11.91	0.21	0.83	1.04	(0.16)	(0.06)	(0.22)	$12.73	8.81%	1.78%	1.81%	1.76%	1.73%	15%	$1,705
2023	$12.06	0.18	0.17	0.35	(0.17)	(0.33)	(0.50)	$11.91	3.25%	1.78%	1.81%	1.58%	1.55%	17%	$2,085
2022	$14.38	0.50	(1.87)	(1.37)	(0.38)	(0.57)	(0.95)	$12.06	(10.27)%	1.78%	1.81%	3.53%	3.50%	17%	$2,244
2021	$12.83	0.04	2.15	2.19	(0.01)	(0.63)	(0.64)	$14.38	17.48%	1.78%	1.82%	0.25%	0.21%	19%	$3,547

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
R Class
2026(3)	$13.09	0.25	0.55	0.80	(0.33)	(1.14)	(1.47)	$12.42	6.32%	1.28%	1.30%	3.67%	3.65%	11%	$262,516
2025	$12.74	0.29	0.59	0.88	(0.27)	(0.26)	(0.53)	$13.09	7.18%	1.28%	1.30%	2.25%	2.23%	12%	$258,371
2024	$11.91	0.27	0.84	1.11	(0.22)	(0.06)	(0.28)	$12.74	9.45%	1.28%	1.31%	2.26%	2.23%	15%	$348,653
2023	$12.07	0.24	0.16	0.40	(0.23)	(0.33)	(0.56)	$11.91	3.70%	1.28%	1.31%	2.08%	2.05%	17%	$327,843
2022	$14.39	0.53	(1.82)	(1.29)	(0.46)	(0.57)	(1.03)	$12.07	(9.79)%	1.28%	1.31%	4.03%	4.00%	17%	$289,067
2021	$12.84	0.10	2.16	2.26	(0.08)	(0.63)	(0.71)	$14.39	18.08%	1.28%	1.32%	0.75%	0.71%	19%	$300,569
R6 Class
2026(3)	$11.60	0.27	0.48	0.75	(0.45)	(1.14)	(1.59)	$10.76	6.70%	0.43%	0.50%	4.52%	4.45%	11%	$296,793
2025	$11.36	0.35	0.53	0.88	(0.38)	(0.26)	(0.64)	$11.60	8.15%	0.43%	0.50%	3.10%	3.03%	12%	$330,166
2024	$10.67	0.33	0.74	1.07	(0.32)	(0.06)	(0.38)	$11.36	10.29%	0.43%	0.51%	3.11%	3.03%	15%	$501,578
2023	$10.88	0.30	0.15	0.45	(0.33)	(0.33)	(0.66)	$10.67	4.67%	0.43%	0.52%	2.93%	2.84%	17%	$586,786
2022	$13.09	0.62	(1.68)	(1.06)	(0.58)	(0.57)	(1.15)	$10.88	(9.03)%	0.43%	0.51%	4.88%	4.80%	17%	$562,783
2021	$11.75	0.20	1.97	2.17	(0.20)	(0.63)	(0.83)	$13.09	19.11%	0.43%	0.53%	1.60%	1.50%	19%	$622,491

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2026(3)	$16.97	0.37	0.80	1.17	(0.44)	(1.33)	(1.77)	$16.37	7.13%	0.81%	0.83%	4.12%	4.10%	12%	$598,202
2025	$16.40	0.43	0.87	1.30	(0.37)	(0.36)	(0.73)	$16.97	8.23%	0.81%	0.83%	2.63%	2.61%	10%	$566,966
2024	$15.26	0.40	1.15	1.55	(0.30)	(0.11)	(0.41)	$16.40	10.37%	0.81%	0.84%	2.63%	2.60%	15%	$580,242
2023	$15.30	0.35	0.34	0.69	(0.30)	(0.43)	(0.73)	$15.26	5.05%	0.82%	0.85%	2.40%	2.37%	15%	$572,770
2022	$18.29	0.77	(2.47)	(1.70)	(0.62)	(0.67)	(1.29)	$15.30	(10.19)%	0.81%	0.84%	4.58%	4.55%	17%	$626,308
2021	$16.09	0.21	3.04	3.25	(0.17)	(0.88)	(1.05)	$18.29	20.75%	0.81%	0.85%	1.19%	1.15%	17%	$743,664
I Class
2026(3)	$17.01	0.24	0.95	1.19	(0.48)	(1.33)	(1.81)	$16.39	7.21%	0.61%	0.64%	4.32%	4.29%	12%	$56,755
2025	$16.43	0.46	0.88	1.34	(0.40)	(0.36)	(0.76)	$17.01	8.49%	0.61%	0.64%	2.83%	2.80%	10%	$238,913
2024	$15.30	0.44	1.13	1.57	(0.33)	(0.11)	(0.44)	$16.43	10.50%	0.61%	0.65%	2.83%	2.79%	15%	$248,481
2023	$15.33	0.39	0.34	0.73	(0.33)	(0.43)	(0.76)	$15.30	5.33%	0.62%	0.66%	2.60%	2.56%	15%	$277,988
2022	$18.32	0.83	(2.50)	(1.67)	(0.65)	(0.67)	(1.32)	$15.33	(9.98)%	0.61%	0.65%	4.78%	4.74%	17%	$361,327
2021	$16.12	0.24	3.04	3.28	(0.20)	(0.88)	(1.08)	$18.32	20.96%	0.61%	0.66%	1.39%	1.34%	17%	$575,410
A Class
2026(3)	$16.95	0.36	0.80	1.16	(0.40)	(1.33)	(1.73)	$16.38	7.05%	1.06%	1.08%	3.87%	3.85%	12%	$238,907
2025	$16.38	0.40	0.86	1.26	(0.33)	(0.36)	(0.69)	$16.95	7.96%	1.06%	1.08%	2.38%	2.36%	10%	$213,091
2024	$15.25	0.37	1.13	1.50	(0.26)	(0.11)	(0.37)	$16.38	10.03%	1.06%	1.09%	2.38%	2.35%	15%	$213,479
2023	$15.28	0.32	0.35	0.67	(0.27)	(0.43)	(0.70)	$15.25	4.85%	1.07%	1.10%	2.15%	2.12%	15%	$185,742
2022	$18.27	0.73	(2.48)	(1.75)	(0.57)	(0.67)	(1.24)	$15.28	(10.43)%	1.06%	1.09%	4.33%	4.30%	17%	$189,012
2021	$16.07	0.16	3.04	3.20	(0.12)	(0.88)	(1.00)	$18.27	20.47%	1.06%	1.10%	0.94%	0.90%	17%	$254,130
C Class
2026(3)	$16.88	0.29	0.78	1.07	(0.26)	(1.33)	(1.59)	$16.36	6.55%	1.81%	1.83%	3.12%	3.10%	12%	$886
2025	$16.30	0.27	0.87	1.14	(0.20)	(0.36)	(0.56)	$16.88	7.23%	1.81%	1.83%	1.63%	1.61%	10%	$953
2024	$15.18	0.25	1.13	1.38	(0.15)	(0.11)	(0.26)	$16.30	9.18%	1.81%	1.84%	1.63%	1.60%	15%	$1,195
2023	$15.21	0.21	0.35	0.56	(0.16)	(0.43)	(0.59)	$15.18	4.06%	1.82%	1.85%	1.40%	1.37%	15%	$1,071
2022	$18.18	0.66	(2.53)	(1.87)	(0.43)	(0.67)	(1.10)	$15.21	(11.07)%	1.81%	1.84%	3.58%	3.55%	17%	$1,184
2021	$16.00	0.05	3.01	3.06	—	(0.88)	(0.88)	$18.18	19.56%	1.81%	1.85%	0.19%	0.15%	17%	$2,048

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
R Class
2026(3)	$16.94	0.32	0.80	1.12	(0.35)	(1.33)	(1.68)	$16.38	6.83%	1.31%	1.33%	3.62%	3.60%	12%	$317,498
2025	$16.36	0.35	0.88	1.23	(0.29)	(0.36)	(0.65)	$16.94	7.76%	1.31%	1.33%	2.13%	2.11%	10%	$312,384
2024	$15.23	0.32	1.15	1.47	(0.23)	(0.11)	(0.34)	$16.36	9.76%	1.31%	1.34%	2.13%	2.10%	15%	$385,517
2023	$15.27	0.27	0.35	0.62	(0.23)	(0.43)	(0.66)	$15.23	4.52%	1.32%	1.35%	1.90%	1.87%	15%	$349,840
2022	$18.25	0.68	(2.47)	(1.79)	(0.52)	(0.67)	(1.19)	$15.27	(10.62)%	1.31%	1.34%	4.08%	4.05%	17%	$297,839
2021	$16.05	0.12	3.04	3.16	(0.08)	(0.88)	(0.96)	$18.25	20.18%	1.31%	1.35%	0.69%	0.65%	17%	$307,513
R6 Class
2026(3)	$10.53	0.24	0.49	0.73	(0.50)	(1.33)	(1.83)	$9.43	7.34%	0.46%	0.52%	4.47%	4.41%	12%	$317,699
2025	$10.47	0.31	0.54	0.85	(0.43)	(0.36)	(0.79)	$10.53	8.62%	0.46%	0.52%	2.98%	2.92%	10%	$360,600
2024	$9.91	0.29	0.74	1.03	(0.36)	(0.11)	(0.47)	$10.47	10.71%	0.46%	0.53%	2.98%	2.91%	15%	$502,634
2023	$10.22	0.26	0.21	0.47	(0.35)	(0.43)	(0.78)	$9.91	5.49%	0.47%	0.55%	2.75%	2.67%	15%	$594,019
2022	$12.66	0.59	(1.68)	(1.09)	(0.68)	(0.67)	(1.35)	$10.22	(9.90)%	0.46%	0.54%	4.93%	4.85%	17%	$572,731
2021	$11.44	0.18	2.15	2.33	(0.23)	(0.88)	(1.11)	$12.66	21.24%	0.46%	0.56%	1.54%	1.44%	17%	$643,520

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2026(3)	$14.26	0.31	0.75	1.06	(0.39)	(1.36)	(1.75)	$13.57	7.68%	0.83%	0.86%	4.05%	4.02%	11%	$331,766
2025	$13.82	0.34	0.84	1.18	(0.33)	(0.41)	(0.74)	$14.26	8.92%	0.83%	0.86%	2.50%	2.47%	12%	$307,020
2024	$12.76	0.32	1.04	1.36	(0.27)	(0.03)	(0.30)	$13.82	10.81%	0.83%	0.87%	2.48%	2.44%	14%	$306,678
2023	$12.80	0.28	0.41	0.69	(0.26)	(0.47)	(0.73)	$12.76	6.00%	0.84%	0.88%	2.23%	2.19%	17%	$288,417
2022	$15.56	0.66	(2.22)	(1.56)	(0.58)	(0.62)	(1.20)	$12.80	(11.00)%	0.83%	0.87%	4.68%	4.64%	19%	$329,436
2021	$13.47	0.17	2.83	3.00	(0.14)	(0.77)	(0.91)	$15.56	22.90%	0.83%	0.88%	1.12%	1.07%	19%	$383,921
I Class
2026(3)	$14.27	0.21	0.87	1.08	(0.42)	(1.36)	(1.78)	$13.57	7.83%	0.63%	0.66%	4.25%	4.22%	11%	$67,551
2025	$13.83	0.37	0.84	1.21	(0.36)	(0.41)	(0.77)	$14.27	9.14%	0.63%	0.66%	2.70%	2.67%	12%	$233,928
2024	$12.77	0.34	1.04	1.38	(0.29)	(0.03)	(0.32)	$13.83	11.02%	0.63%	0.67%	2.68%	2.64%	14%	$234,889
2023	$12.82	0.30	0.41	0.71	(0.29)	(0.47)	(0.76)	$12.77	6.14%	0.64%	0.68%	2.43%	2.39%	17%	$246,247
2022	$15.57	0.71	(2.23)	(1.52)	(0.61)	(0.62)	(1.23)	$12.82	(10.74)%	0.63%	0.67%	4.88%	4.84%	19%	$289,091
2021	$13.49	0.19	2.83	3.02	(0.17)	(0.77)	(0.94)	$15.57	23.14%	0.63%	0.69%	1.32%	1.26%	19%	$431,522
A Class
2026(3)	$14.23	0.29	0.76	1.05	(0.35)	(1.36)	(1.71)	$13.57	7.65%	1.08%	1.11%	3.80%	3.77%	11%	$179,571
2025	$13.80	0.32	0.81	1.13	(0.29)	(0.41)	(0.70)	$14.23	8.58%	1.08%	1.11%	2.25%	2.22%	12%	$161,302
2024	$12.74	0.29	1.03	1.32	(0.23)	(0.03)	(0.26)	$13.80	10.54%	1.08%	1.12%	2.23%	2.19%	14%	$161,528
2023	$12.78	0.24	0.42	0.66	(0.23)	(0.47)	(0.70)	$12.74	5.74%	1.09%	1.13%	1.98%	1.94%	17%	$130,076
2022	$15.53	0.63	(2.22)	(1.59)	(0.54)	(0.62)	(1.16)	$12.78	(11.19)%	1.08%	1.12%	4.43%	4.39%	19%	$129,310
2021	$13.45	0.13	2.82	2.95	(0.10)	(0.77)	(0.87)	$15.53	22.54%	1.08%	1.13%	0.87%	0.82%	19%	$181,238
C Class
2026(3)	$14.16	0.18	0.80	0.98	(0.24)	(1.36)	(1.60)	$13.54	7.14%	1.83%	1.86%	3.05%	3.02%	11%	$987
2025	$13.72	0.17	0.87	1.04	(0.19)	(0.41)	(0.60)	$14.16	7.87%	1.83%	1.86%	1.50%	1.47%	12%	$1,605
2024	$12.67	0.18	1.04	1.22	(0.14)	(0.03)	(0.17)	$13.72	9.69%	1.83%	1.87%	1.48%	1.44%	14%	$1,079
2023	$12.71	0.14	0.43	0.57	(0.14)	(0.47)	(0.61)	$12.67	4.94%	1.84%	1.88%	1.23%	1.19%	17%	$1,095
2022	$15.45	0.51	(2.21)	(1.70)	(0.42)	(0.62)	(1.04)	$12.71	(11.88)%	1.83%	1.87%	3.68%	3.64%	19%	$1,181
2021	$13.39	0.02	2.81	2.83	—	(0.77)	(0.77)	$15.45	21.64%	1.83%	1.88%	0.12%	0.07%	19%	$1,478

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
R Class
2026(3)	$14.21	0.27	0.75	1.02	(0.31)	(1.36)	(1.67)	$13.56	7.45%	1.33%	1.36%	3.55%	3.52%	11%	$300,752
2025	$13.78	0.28	0.82	1.10	(0.26)	(0.41)	(0.67)	$14.21	8.32%	1.33%	1.36%	2.00%	1.97%	12%	$289,521
2024	$12.72	0.25	1.04	1.29	(0.20)	(0.03)	(0.23)	$13.78	10.28%	1.33%	1.37%	1.98%	1.94%	14%	$362,269
2023	$12.76	0.21	0.42	0.63	(0.20)	(0.47)	(0.67)	$12.72	5.47%	1.34%	1.38%	1.73%	1.69%	17%	$321,003
2022	$15.51	0.58	(2.21)	(1.63)	(0.50)	(0.62)	(1.12)	$12.76	(11.44)%	1.33%	1.37%	4.18%	4.14%	19%	$271,996
2021	$13.43	0.09	2.82	2.91	(0.06)	(0.77)	(0.83)	$15.51	22.26%	1.33%	1.38%	0.62%	0.57%	19%	$273,869
R6 Class
2026(3)	$12.20	0.28	0.64	0.92	(0.44)	(1.36)	(1.80)	$11.32	7.87%	0.48%	0.55%	4.40%	4.33%	11%	$245,485
2025	$11.94	0.34	0.71	1.05	(0.38)	(0.41)	(0.79)	$12.20	9.28%	0.48%	0.55%	2.85%	2.78%	12%	$272,457
2024	$11.07	0.32	0.89	1.21	(0.31)	(0.03)	(0.34)	$11.94	11.19%	0.48%	0.56%	2.83%	2.75%	14%	$393,001
2023	$11.21	0.27	0.36	0.63	(0.30)	(0.47)	(0.77)	$11.07	6.41%	0.49%	0.57%	2.58%	2.50%	17%	$451,836
2022	$13.78	0.67	(1.98)	(1.31)	(0.64)	(0.62)	(1.26)	$11.21	(10.67)%	0.48%	0.56%	5.03%	4.95%	19%	$424,500
2021	$12.03	0.19	2.52	2.71	(0.19)	(0.77)	(0.96)	$13.78	23.31%	0.48%	0.58%	1.47%	1.37%	19%	$518,709

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2026(3)	$18.71	0.40	1.12	1.52	(0.43)	(1.72)	(2.15)	$18.08	8.41%	0.86%	0.88%	3.96%	3.94%	10%	$469,046
2025	$17.92	0.42	1.22	1.64	(0.35)	(0.50)	(0.85)	$18.71	9.51%	0.86%	0.88%	2.34%	2.32%	11%	$431,015
2024	$16.45	0.38	1.45	1.83	(0.28)	(0.08)	(0.36)	$17.92	11.35%	0.86%	0.89%	2.29%	2.26%	13%	$432,298
2023	$16.31	0.32	0.68	1.00	(0.26)	(0.60)	(0.86)	$16.45	6.79%	0.87%	0.90%	2.00%	1.97%	16%	$407,551
2022	$19.84	0.86	(2.96)	(2.10)	(0.67)	(0.76)	(1.43)	$16.31	(11.59)%	0.86%	0.89%	4.73%	4.70%	18%	$438,091
2021	$16.86	0.19	3.92	4.11	(0.14)	(0.99)	(1.13)	$19.84	25.08%	0.86%	0.90%	1.01%	0.97%	15%	$521,474
I Class
2026(3)	$18.75	0.25	1.29	1.54	(0.47)	(1.72)	(2.19)	$18.10	8.50%	0.66%	0.69%	4.16%	4.13%	10%	$49,979
2025	$17.96	0.45	1.23	1.68	(0.39)	(0.50)	(0.89)	$18.75	9.71%	0.66%	0.69%	2.54%	2.51%	11%	$216,341
2024	$16.49	0.41	1.45	1.86	(0.31)	(0.08)	(0.39)	$17.96	11.54%	0.66%	0.70%	2.49%	2.45%	13%	$224,188
2023	$16.35	0.35	0.68	1.03	(0.29)	(0.60)	(0.89)	$16.49	7.00%	0.67%	0.71%	2.20%	2.16%	16%	$221,518
2022	$19.88	0.92	(2.98)	(2.06)	(0.71)	(0.76)	(1.47)	$16.35	(11.38)%	0.66%	0.69%	4.93%	4.90%	18%	$272,169
2021	$16.90	0.22	3.93	4.15	(0.18)	(0.99)	(1.17)	$19.88	25.35%	0.66%	0.71%	1.21%	1.16%	15%	$406,955
A Class
2026(3)	$18.68	0.38	1.11	1.49	(0.38)	(1.72)	(2.10)	$18.07	8.26%	1.11%	1.13%	3.71%	3.69%	10%	$176,664
2025	$17.89	0.39	1.20	1.59	(0.30)	(0.50)	(0.80)	$18.68	9.25%	1.11%	1.13%	2.09%	2.07%	11%	$159,239
2024	$16.42	0.35	1.44	1.79	(0.24)	(0.08)	(0.32)	$17.89	11.09%	1.11%	1.14%	2.04%	2.01%	13%	$157,212
2023	$16.29	0.28	0.67	0.95	(0.22)	(0.60)	(0.82)	$16.42	6.46%	1.12%	1.15%	1.75%	1.72%	16%	$124,182
2022	$19.81	0.81	(2.96)	(2.15)	(0.61)	(0.76)	(1.37)	$16.29	(11.79)%	1.11%	1.14%	4.48%	4.45%	18%	$129,008
2021	$16.83	0.14	3.93	4.07	(0.10)	(0.99)	(1.09)	$19.81	24.80%	1.11%	1.15%	0.76%	0.72%	15%	$173,756
C Class
2026(3)	$18.55	0.30	1.11	1.41	(0.23)	(1.72)	(1.95)	$18.01	7.87%	1.86%	1.88%	2.96%	2.94%	10%	$624
2025	$17.77	0.23	1.22	1.45	(0.17)	(0.50)	(0.67)	$18.55	8.41%	1.86%	1.88%	1.34%	1.32%	11%	$678
2024	$16.31	0.21	1.44	1.65	(0.11)	(0.08)	(0.19)	$17.77	10.26%	1.86%	1.89%	1.29%	1.26%	13%	$905
2023	$16.18	0.16	0.67	0.83	(0.10)	(0.60)	(0.70)	$16.31	5.67%	1.87%	1.90%	1.00%	0.97%	16%	$1,289
2022	$19.68	0.67	(2.95)	(2.28)	(0.46)	(0.76)	(1.22)	$16.18	(12.46)%	1.86%	1.89%	3.73%	3.70%	18%	$1,434
2021	$16.76	0.01	3.90	3.91	—	(0.99)	(0.99)	$19.68	23.89%	1.86%	1.90%	0.01%	(0.03)%	15%	$1,974

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
R Class
2026(3)	$18.68	0.34	1.12	1.46	(0.33)	(1.72)	(2.05)	$18.09	8.09%	1.36%	1.38%	3.46%	3.44%	10%	$326,740
2025	$17.89	0.33	1.22	1.55	(0.26)	(0.50)	(0.76)	$18.68	8.97%	1.36%	1.38%	1.84%	1.82%	11%	$312,761
2024	$16.42	0.29	1.46	1.75	(0.20)	(0.08)	(0.28)	$17.89	10.81%	1.36%	1.39%	1.79%	1.76%	13%	$357,554
2023	$16.28	0.23	0.69	0.92	(0.18)	(0.60)	(0.78)	$16.42	6.25%	1.37%	1.40%	1.50%	1.47%	16%	$315,314
2022	$19.80	0.75	(2.95)	(2.20)	(0.56)	(0.76)	(1.32)	$16.28	(12.03)%	1.36%	1.39%	4.23%	4.20%	18%	$259,822
2021	$16.83	0.09	3.92	4.01	(0.05)	(0.99)	(1.04)	$19.80	24.49%	1.36%	1.40%	0.51%	0.47%	15%	$267,304
R6 Class
2026(3)	$10.84	0.23	0.65	0.88	(0.50)	(1.72)	(2.22)	$9.50	8.63%	0.51%	0.56%	4.31%	4.26%	10%	$228,494
2025	$10.76	0.29	0.70	0.99	(0.41)	(0.50)	(0.91)	$10.84	9.89%	0.51%	0.56%	2.69%	2.64%	11%	$274,613
2024	$10.04	0.26	0.88	1.14	(0.34)	(0.08)	(0.42)	$10.76	11.76%	0.51%	0.57%	2.64%	2.58%	13%	$396,392
2023	$10.34	0.23	0.38	0.61	(0.31)	(0.60)	(0.91)	$10.04	7.07%	0.52%	0.59%	2.35%	2.28%	16%	$439,154
2022	$13.11	0.63	(1.90)	(1.27)	(0.74)	(0.76)	(1.50)	$10.34	(11.25)%	0.51%	0.58%	5.08%	5.01%	18%	$410,845
2021	$11.50	0.16	2.65	2.81	(0.21)	(0.99)	(1.20)	$13.11	25.53%	0.51%	0.59%	1.36%	1.28%	15%	$520,523

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2026(3)	$15.81	0.33	1.01	1.34	(0.37)	(1.74)	(2.11)	$15.04	8.88%	0.88%	0.90%	3.85%	3.83%	11%	$282,416
2025	$15.07	0.32	1.14	1.46	(0.31)	(0.41)	(0.72)	$15.81	10.04%	0.88%	0.90%	2.16%	2.14%	12%	$252,724
2024	$13.73	0.29	1.32	1.61	(0.24)	(0.03)	(0.27)	$15.07	11.93%	0.88%	0.91%	2.09%	2.06%	14%	$242,361
2023	$13.61	0.23	0.71	0.94	(0.21)	(0.61)	(0.82)	$13.73	7.71%	0.89%	0.92%	1.75%	1.72%	17%	$214,542
2022	$16.61	0.73	(2.53)	(1.80)	(0.64)	(0.56)	(1.20)	$13.61	(11.87)%	0.88%	0.91%	4.87%	4.84%	19%	$235,537
2021	$13.90	0.15	3.54	3.69	(0.13)	(0.85)	(0.98)	$16.61	27.33%	0.88%	0.92%	0.90%	0.86%	16%	$269,509
I Class
2026(3)	$15.84	0.19	1.18	1.37	(0.41)	(1.74)	(2.15)	$15.06	9.01%	0.68%	0.71%	4.05%	4.02%	11%	$46,860
2025	$15.10	0.35	1.14	1.49	(0.34)	(0.41)	(0.75)	$15.84	10.25%	0.68%	0.71%	2.36%	2.33%	12%	$214,794
2024	$13.77	0.32	1.31	1.63	(0.27)	(0.03)	(0.30)	$15.10	12.05%	0.68%	0.72%	2.29%	2.25%	14%	$213,043
2023	$13.64	0.26	0.71	0.97	(0.23)	(0.61)	(0.84)	$13.77	7.99%	0.69%	0.72%	1.95%	1.92%	17%	$209,961
2022	$16.65	0.79	(2.57)	(1.78)	(0.67)	(0.56)	(1.23)	$13.64	(11.72)%	0.68%	0.71%	5.07%	5.04%	19%	$223,504
2021	$13.93	0.17	3.56	3.73	(0.16)	(0.85)	(1.01)	$16.65	27.61%	0.68%	0.73%	1.10%	1.05%	16%	$315,079
A Class
2026(3)	$15.79	0.32	1.00	1.32	(0.33)	(1.74)	(2.07)	$15.04	8.74%	1.13%	1.15%	3.60%	3.58%	11%	$158,325
2025	$15.05	0.30	1.12	1.42	(0.27)	(0.41)	(0.68)	$15.79	9.77%	1.13%	1.15%	1.91%	1.89%	12%	$141,616
2024	$13.72	0.27	1.30	1.57	(0.21)	(0.03)	(0.24)	$15.05	11.59%	1.13%	1.16%	1.84%	1.81%	14%	$135,549
2023	$13.60	0.19	0.72	0.91	(0.18)	(0.61)	(0.79)	$13.72	7.44%	1.14%	1.17%	1.50%	1.47%	17%	$98,748
2022	$16.59	0.70	(2.53)	(1.83)	(0.60)	(0.56)	(1.16)	$13.60	(12.04)%	1.13%	1.16%	4.62%	4.59%	19%	$91,347
2021	$13.88	0.11	3.54	3.65	(0.09)	(0.85)	(0.94)	$16.59	27.04%	1.13%	1.17%	0.65%	0.61%	16%	$115,318
C Class
2026(3)	$15.70	0.24	1.02	1.26	(0.21)	(1.74)	(1.95)	$15.01	8.34%	1.88%	1.90%	2.85%	2.83%	11%	$626
2025	$14.96	0.16	1.15	1.31	(0.16)	(0.41)	(0.57)	$15.70	8.99%	1.88%	1.90%	1.16%	1.14%	12%	$618
2024	$13.64	0.15	1.31	1.46	(0.11)	(0.03)	(0.14)	$14.96	10.74%	1.88%	1.91%	1.09%	1.06%	14%	$1,102
2023	$13.52	0.10	0.71	0.81	(0.08)	(0.61)	(0.69)	$13.64	6.64%	1.89%	1.92%	0.75%	0.72%	17%	$1,161
2022	$16.50	0.61	(2.56)	(1.95)	(0.47)	(0.56)	(1.03)	$13.52	(12.74)%	1.88%	1.91%	3.87%	3.84%	19%	$1,063
2021	$13.83	—(4)	3.52	3.52	—	(0.85)	(0.85)	$16.50	26.11%	1.88%	1.92%	(0.10)%	(0.14)%	16%	$1,434

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
R Class
2026(3)	$15.78	0.29	1.01	1.30	(0.29)	(1.74)	(2.03)	$15.05	8.59%	1.38%	1.40%	3.35%	3.33%	11%	$267,410
2025	$15.04	0.25	1.13	1.38	(0.23)	(0.41)	(0.64)	$15.78	9.50%	1.38%	1.40%	1.66%	1.64%	12%	$250,864
2024	$13.71	0.21	1.32	1.53	(0.17)	(0.03)	(0.20)	$15.04	11.31%	1.38%	1.41%	1.59%	1.56%	14%	$298,356
2023	$13.59	0.16	0.71	0.87	(0.14)	(0.61)	(0.75)	$13.71	7.16%	1.39%	1.42%	1.25%	1.22%	17%	$259,213
2022	$16.58	0.64	(2.52)	(1.88)	(0.55)	(0.56)	(1.11)	$13.59	(12.28)%	1.38%	1.41%	4.37%	4.34%	19%	$205,966
2021	$13.87	0.06	3.55	3.61	(0.05)	(0.85)	(0.90)	$16.58	26.73%	1.38%	1.42%	0.40%	0.36%	16%	$207,018
R6 Class
2026(3)	$13.57	0.29	0.88	1.17	(0.43)	(1.74)	(2.17)	$12.57	9.09%	0.53%	0.58%	4.20%	4.15%	11%	$210,534
2025	$13.04	0.33	0.97	1.30	(0.36)	(0.41)	(0.77)	$13.57	10.45%	0.53%	0.58%	2.51%	2.46%	12%	$237,397
2024	$11.93	0.29	1.14	1.43	(0.29)	(0.03)	(0.32)	$13.04	12.25%	0.53%	0.59%	2.44%	2.38%	14%	$329,717
2023	$11.95	0.23	0.61	0.84	(0.25)	(0.61)	(0.86)	$11.93	8.06%	0.54%	0.60%	2.10%	2.04%	17%	$368,118
2022	$14.73	0.75	(2.27)	(1.52)	(0.70)	(0.56)	(1.26)	$11.95	(11.52)%	0.53%	0.59%	5.22%	5.16%	19%	$312,841
2021	$12.43	0.17	3.16	3.33	(0.18)	(0.85)	(1.03)	$14.73	27.78%	0.53%	0.61%	1.25%	1.17%	16%	$405,593

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2026(3)	$18.25	0.38	1.26	1.64	(0.39)	(1.88)	(2.27)	$17.62	9.33%	0.88%	0.92%	3.76%	3.72%	13%	$178,462
2025	$17.16	0.34	1.43	1.77	(0.33)	(0.35)	(0.68)	$18.25	10.66%	0.88%	0.92%	1.98%	1.94%	14%	$151,733
2024	$15.51	0.30	1.59	1.89	(0.24)	—	(0.24)	$17.16	12.36%	0.88%	0.93%	1.93%	1.88%	15%	$145,300
2023	$15.19	0.24	0.93	1.17	(0.22)	(0.63)	(0.85)	$15.51	8.45%	0.89%	0.93%	1.58%	1.54%	18%	$122,095
2022	$18.57	0.82	(2.87)	(2.05)	(0.71)	(0.62)	(1.33)	$15.19	(12.07)%	0.88%	0.92%	4.89%	4.85%	19%	$126,682
2021	$15.21	0.16	4.07	4.23	(0.14)	(0.73)	(0.87)	$18.57	28.45%	0.88%	0.93%	0.86%	0.81%	17%	$145,510
I Class
2026(3)	$18.26	0.21	1.46	1.67	(0.43)	(1.88)	(2.31)	$17.62	9.50%	0.68%	0.72%	3.96%	3.92%	13%	$35,952
2025	$17.17	0.37	1.44	1.81	(0.37)	(0.35)	(0.72)	$18.26	10.88%	0.68%	0.72%	2.18%	2.14%	14%	$163,898
2024	$15.51	0.33	1.60	1.93	(0.27)	—	(0.27)	$17.17	12.65%	0.68%	0.73%	2.13%	2.08%	15%	$167,145
2023	$15.20	0.27	0.92	1.19	(0.25)	(0.63)	(0.88)	$15.51	8.60%	0.69%	0.74%	1.78%	1.73%	18%	$157,600
2022	$18.58	0.89	(2.90)	(2.01)	(0.75)	(0.62)	(1.37)	$15.20	(11.88)%	0.68%	0.72%	5.09%	5.05%	19%	$168,209
2021	$15.22	0.18	4.08	4.26	(0.17)	(0.73)	(0.90)	$18.58	28.69%	0.68%	0.74%	1.06%	1.00%	17%	$231,400
A Class
2026(3)	$18.20	0.36	1.26	1.62	(0.34)	(1.88)	(2.22)	$17.60	9.25%	1.13%	1.17%	3.51%	3.47%	13%	$117,578
2025	$17.11	0.31	1.42	1.73	(0.29)	(0.35)	(0.64)	$18.20	10.41%	1.13%	1.17%	1.73%	1.69%	14%	$105,243
2024	$15.47	0.28	1.56	1.84	(0.20)	—	(0.20)	$17.11	12.05%	1.13%	1.18%	1.68%	1.63%	15%	$95,148
2023	$15.15	0.19	0.94	1.13	(0.18)	(0.63)	(0.81)	$15.47	8.18%	1.14%	1.18%	1.33%	1.29%	18%	$69,326
2022	$18.52	0.78	(2.87)	(2.09)	(0.66)	(0.62)	(1.28)	$15.15	(12.27)%	1.13%	1.17%	4.64%	4.60%	19%	$62,800
2021	$15.17	0.11	4.06	4.17	(0.09)	(0.73)	(0.82)	$18.52	28.12%	1.13%	1.18%	0.61%	0.56%	17%	$77,870
C Class
2026(3)	$18.01	0.24	1.29	1.53	(0.20)	(1.88)	(2.08)	$17.46	8.79%	1.88%	1.92%	2.76%	2.72%	13%	$505
2025	$16.93	0.17	1.42	1.59	(0.16)	(0.35)	(0.51)	$18.01	9.61%	1.88%	1.92%	0.98%	0.94%	14%	$683
2024	$15.30	0.15	1.57	1.72	(0.09)	—	(0.09)	$16.93	11.27%	1.88%	1.93%	0.93%	0.88%	15%	$882
2023	$14.99	0.08	0.93	1.01	(0.07)	(0.63)	(0.70)	$15.30	7.35%	1.89%	1.93%	0.58%	0.54%	18%	$822
2022	$18.34	0.63	(2.84)	(2.21)	(0.52)	(0.62)	(1.14)	$14.99	(12.98)%	1.88%	1.92%	3.89%	3.85%	19%	$845
2021	$15.06	(0.01)	4.02	4.01	—	(0.73)	(0.73)	$18.34	27.24%	1.88%	1.93%	(0.14)%	(0.19)%	17%	$1,069

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
R Class
2026(3)	$18.21	0.32	1.27	1.59	(0.29)	(1.88)	(2.17)	$17.63	9.08%	1.38%	1.42%	3.26%	3.22%	13%	$219,760
2025	$17.12	0.26	1.43	1.69	(0.25)	(0.35)	(0.60)	$18.21	10.13%	1.38%	1.42%	1.48%	1.44%	14%	$202,997
2024	$15.47	0.22	1.59	1.81	(0.16)	—	(0.16)	$17.12	11.83%	1.38%	1.43%	1.43%	1.38%	15%	$224,692
2023	$15.15	0.15	0.94	1.09	(0.14)	(0.63)	(0.77)	$15.47	7.90%	1.39%	1.43%	1.08%	1.04%	18%	$192,693
2022	$18.52	0.72	(2.86)	(2.14)	(0.61)	(0.62)	(1.23)	$15.15	(12.50)%	1.38%	1.42%	4.39%	4.35%	19%	$144,055
2021	$15.17	0.06	4.07	4.13	(0.05)	(0.73)	(0.78)	$18.52	27.79%	1.38%	1.43%	0.36%	0.31%	17%	$138,104
R6 Class
2026(3)	$14.65	0.31	1.03	1.34	(0.46)	(1.88)	(2.34)	$13.65	9.59%	0.53%	0.59%	4.11%	4.05%	13%	$175,195
2025	$13.92	0.33	1.15	1.48	(0.40)	(0.35)	(0.75)	$14.65	11.04%	0.53%	0.59%	2.33%	2.27%	14%	$201,790
2024	$12.63	0.29	1.30	1.59	(0.30)	—	(0.30)	$13.92	12.81%	0.53%	0.60%	2.28%	2.21%	15%	$247,275
2023	$12.55	0.23	0.75	0.98	(0.27)	(0.63)	(0.90)	$12.63	8.79%	0.54%	0.61%	1.93%	1.86%	18%	$264,930
2022	$15.58	0.80	(2.44)	(1.64)	(0.77)	(0.62)	(1.39)	$12.55	(11.75)%	0.53%	0.59%	5.24%	5.18%	19%	$224,504
2021	$12.89	0.17	3.45	3.62	(0.20)	(0.73)	(0.93)	$15.58	28.91%	0.53%	0.61%	1.21%	1.13%	17%	$273,227

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2026(3)	$16.74	0.35	1.21	1.56	(0.37)	(1.36)	(1.73)	$16.57	9.60%	0.88%	0.93%	3.77%	3.72%	14%	$92,879
2025	$15.58	0.30	1.35	1.65	(0.32)	(0.17)	(0.49)	$16.74	10.89%	0.88%	0.93%	1.92%	1.87%	20%	$79,479
2024	$14.06	0.26	1.49	1.75	(0.23)	—	(0.23)	$15.58	12.62%	0.88%	0.94%	1.85%	1.79%	15%	$71,576
2023	$13.90	0.20	0.89	1.09	(0.21)	(0.72)	(0.93)	$14.06	8.80%	0.89%	0.94%	1.46%	1.41%	14%	$55,975
2022	$16.84	0.75	(2.65)	(1.90)	(0.70)	(0.34)	(1.04)	$13.90	(12.16)%	0.88%	0.93%	4.87%	4.82%	16%	$54,887
2021	$13.46	0.13	3.75	3.88	(0.13)	(0.37)	(0.50)	$16.84	29.28%	0.88%	0.94%	0.80%	0.74%	9%	$55,757
I Class
2026(3)	$16.77	0.14	1.43	1.57	(0.40)	(1.36)	(1.76)	$16.58	9.69%	0.68%	0.73%	3.97%	3.92%	14%	$10,677
2025	$15.60	0.33	1.36	1.69	(0.35)	(0.17)	(0.52)	$16.77	11.16%	0.68%	0.73%	2.12%	2.07%	20%	$87,028
2024	$14.08	0.29	1.49	1.78	(0.26)	—	(0.26)	$15.60	12.83%	0.68%	0.74%	2.05%	1.99%	15%	$80,635
2023	$13.92	0.22	0.89	1.11	(0.23)	(0.72)	(0.95)	$14.08	9.01%	0.69%	0.74%	1.66%	1.61%	14%	$66,910
2022	$16.86	0.81	(2.67)	(1.86)	(0.74)	(0.34)	(1.08)	$13.92	(11.96)%	0.68%	0.73%	5.07%	5.02%	16%	$55,157
2021	$13.47	0.15	3.77	3.92	(0.16)	(0.37)	(0.53)	$16.86	29.59%	0.68%	0.74%	1.00%	0.94%	9%	$78,572
A Class
2026(3)	$16.71	0.34	1.19	1.53	(0.32)	(1.36)	(1.68)	$16.56	9.46%	1.13%	1.18%	3.52%	3.47%	14%	$69,998
2025	$15.55	0.28	1.33	1.61	(0.28)	(0.17)	(0.45)	$16.71	10.63%	1.13%	1.18%	1.67%	1.62%	20%	$56,750
2024	$14.03	0.24	1.47	1.71	(0.19)	—	(0.19)	$15.55	12.37%	1.13%	1.19%	1.60%	1.54%	15%	$49,134
2023	$13.88	0.16	0.88	1.04	(0.17)	(0.72)	(0.89)	$14.03	8.45%	1.14%	1.19%	1.21%	1.16%	14%	$28,253
2022	$16.81	0.71	(2.64)	(1.93)	(0.66)	(0.34)	(1.00)	$13.88	(12.35)%	1.13%	1.18%	4.62%	4.57%	16%	$23,520
2021	$13.43	0.09	3.75	3.84	(0.09)	(0.37)	(0.46)	$16.81	29.01%	1.13%	1.19%	0.55%	0.49%	9%	$26,722
C Class
2026(3)	$16.51	0.29	1.17	1.46	(0.19)	(1.36)	(1.55)	$16.42	9.11%	1.88%	1.93%	2.77%	2.72%	14%	$178
2025	$15.37	0.16	1.31	1.47	(0.16)	(0.17)	(0.33)	$16.51	9.77%	1.88%	1.93%	0.92%	0.87%	20%	$352
2024	$13.87	0.12	1.47	1.59	(0.09)	—	(0.09)	$15.37	11.52%	1.88%	1.94%	0.85%	0.79%	15%	$375
2023	$13.72	0.06	0.88	0.94	(0.07)	(0.72)	(0.79)	$13.87	7.69%	1.89%	1.94%	0.46%	0.41%	14%	$290
2022	$16.62	0.59	(2.62)	(2.03)	(0.53)	(0.34)	(0.87)	$13.72	(13.00)%	1.88%	1.93%	3.87%	3.82%	16%	$248
2021	$13.31	(0.03)	3.71	3.68	—	(0.37)	(0.37)	$16.62	27.97%	1.88%	1.94%	(0.20)%	(0.26)%	9%	$290

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
R Class
2026(3)	$16.68	0.30	1.21	1.51	(0.28)	(1.36)	(1.64)	$16.55	9.33%	1.38%	1.43%	3.27%	3.22%	14%	$138,481
2025	$15.53	0.22	1.34	1.56	(0.24)	(0.17)	(0.41)	$16.68	10.30%	1.38%	1.43%	1.42%	1.37%	20%	$126,998
2024	$14.01	0.18	1.50	1.68	(0.16)	—	(0.16)	$15.53	12.10%	1.38%	1.44%	1.35%	1.29%	15%	$146,041
2023	$13.85	0.13	0.89	1.02	(0.14)	(0.72)	(0.86)	$14.01	8.26%	1.39%	1.44%	0.96%	0.91%	14%	$115,828
2022	$16.78	0.70	(2.67)	(1.97)	(0.62)	(0.34)	(0.96)	$13.85	(12.60)%	1.38%	1.43%	4.37%	4.32%	16%	$78,044
2021	$13.41	0.05	3.74	3.79	(0.05)	(0.37)	(0.42)	$16.78	28.65%	1.38%	1.44%	0.30%	0.24%	9%	$62,456
R6 Class
2026(3)	$16.83	0.37	1.23	1.60	(0.43)	(1.36)	(1.79)	$16.64	9.82%	0.53%	0.60%	4.12%	4.05%	14%	$118,397
2025	$15.66	0.37	1.35	1.72	(0.38)	(0.17)	(0.55)	$16.83	11.29%	0.53%	0.60%	2.27%	2.20%	20%	$124,678
2024	$14.13	0.32	1.49	1.81	(0.28)	—	(0.28)	$15.66	13.02%	0.53%	0.61%	2.20%	2.12%	15%	$136,268
2023	$13.97	0.24	0.89	1.13	(0.25)	(0.72)	(0.97)	$14.13	9.15%	0.54%	0.62%	1.81%	1.73%	14%	$135,501
2022	$16.92	0.88	(2.73)	(1.85)	(0.76)	(0.34)	(1.10)	$13.97	(11.84)%	0.53%	0.60%	5.22%	5.15%	16%	$98,298
2021	$13.52	0.17	3.78	3.95	(0.18)	(0.37)	(0.55)	$16.92	29.76%	0.53%	0.62%	1.15%	1.06%	9%	$102,371

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
Investor Class
2026(3)	$13.64	0.29	1.03	1.32	(0.31)	(0.52)	(0.83)	$14.13	9.83%	0.88%	0.94%	3.85%	3.79%	25%	$18,796
2025	$12.60	0.23	1.14	1.37	(0.25)	(0.08)	(0.33)	$13.64	11.08%	0.88%	0.94%	1.79%	1.73%	8%	$13,971
2024	$11.35	0.20	1.24	1.44	(0.18)	(0.01)	(0.19)	$12.60	12.90%	0.88%	0.95%	1.70%	1.63%	8%	$9,351
2023	$10.86	0.15	0.77	0.92	(0.17)	(0.26)	(0.43)	$11.35	9.00%	0.91%	0.97%	1.37%	1.31%	19%	$5,229
2022	$12.89	0.60	(2.09)	(1.49)	(0.52)	(0.02)	(0.54)	$10.86	(12.16)%	0.88%	0.93%	4.77%	4.72%	18%	$3,483
2021(4)	$10.00	0.06	2.93	2.99	(0.10)	—	(0.10)	$12.89	30.02%	0.88%	0.94%	0.33%	0.27%	17%	$2,103
I Class
2026(3)	$13.65	0.06	1.26	1.32	(0.33)	(0.52)	(0.85)	$14.12	9.90%	0.68%	0.74%	4.05%	3.99%	25%	$2,253
2025	$12.61	0.25	1.14	1.39	(0.27)	(0.08)	(0.35)	$13.65	11.30%	0.68%	0.74%	1.99%	1.93%	8%	$26,237
2024	$11.36	0.22	1.25	1.47	(0.21)	(0.01)	(0.22)	$12.61	13.11%	0.68%	0.75%	1.90%	1.83%	8%	$17,822
2023	$10.87	0.17	0.77	0.94	(0.19)	(0.26)	(0.45)	$11.36	9.22%	0.71%	0.77%	1.57%	1.51%	19%	$8,114
2022	$12.90	0.63	(2.09)	(1.46)	(0.55)	(0.02)	(0.57)	$10.87	(11.97)%	0.68%	0.74%	4.97%	4.91%	18%	$3,324
2021(4)	$10.00	0.03	2.98	3.01	(0.11)	—	(0.11)	$12.90	30.19%	0.68%	0.75%	0.53%	0.46%	17%	$1,901
A Class
2026(3)	$13.61	0.30	0.99	1.29	(0.27)	(0.52)	(0.79)	$14.11	9.65%	1.13%	1.19%	3.60%	3.54%	25%	$21,950
2025	$12.57	0.21	1.13	1.34	(0.22)	(0.08)	(0.30)	$13.61	10.83%	1.13%	1.19%	1.54%	1.48%	8%	$14,912
2024	$11.33	0.18	1.23	1.41	(0.16)	(0.01)	(0.17)	$12.57	12.55%	1.13%	1.20%	1.45%	1.38%	8%	$8,564
2023	$10.84	0.11	0.78	0.89	(0.14)	(0.26)	(0.40)	$11.33	8.73%	1.16%	1.22%	1.12%	1.06%	19%	$2,534
2022	$12.86	0.57	(2.08)	(1.51)	(0.49)	(0.02)	(0.51)	$10.84	(12.33)%	1.13%	1.18%	4.52%	4.47%	18%	$797
2021(4)	$10.00	0.03	2.92	2.95	(0.09)	—	(0.09)	$12.86	29.63%	1.13%	1.19%	0.08%	0.02%	17%	$271
C Class
2026(3)	$13.56	0.21	1.02	1.23	(0.16)	(0.52)	(0.68)	$14.11	9.22%	1.88%	1.94%	2.85%	2.79%	25%	$143
2025	$12.52	0.12	1.12	1.24	(0.12)	(0.08)	(0.20)	$13.56	10.03%	1.88%	1.94%	0.79%	0.73%	8%	$124
2024	$11.29	0.09	1.22	1.31	(0.07)	(0.01)	(0.08)	$12.52	11.66%	1.88%	1.95%	0.70%	0.63%	8%	$139
2023	$10.80	0.04	0.77	0.81	(0.06)	(0.26)	(0.32)	$11.29	7.92%	1.91%	1.97%	0.37%	0.31%	19%	$117
2022	$12.81	0.45	(2.05)	(1.60)	(0.39)	(0.02)	(0.41)	$10.80	(12.98)%	1.88%	1.93%	3.77%	3.72%	18%	$35
2021(4)	$10.00	(0.01)	2.89	2.88	(0.07)	—	(0.07)	$12.81	28.86%	1.88%	1.94%	(0.67)%	(0.73)%	17%	$32

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
R Class
2026(3)	$13.60	0.25	1.02	1.27	(0.23)	(0.52)	(0.75)	$14.12	9.53%	1.38%	1.44%	3.35%	3.29%	25%	$57,975
2025	$12.56	0.16	1.14	1.30	(0.18)	(0.08)	(0.26)	$13.60	10.55%	1.38%	1.44%	1.29%	1.23%	8%	$49,076
2024	$11.32	0.14	1.24	1.38	(0.13)	(0.01)	(0.14)	$12.56	12.28%	1.38%	1.45%	1.20%	1.13%	8%	$32,679
2023	$10.83	0.09	0.77	0.86	(0.11)	(0.26)	(0.37)	$11.32	8.46%	1.41%	1.47%	0.87%	0.81%	19%	$18,382
2022	$12.85	0.54	(2.08)	(1.54)	(0.46)	(0.02)	(0.48)	$10.83	(12.57)%	1.38%	1.43%	4.27%	4.22%	18%	$6,927
2021(4)	$10.00	(0.02)	2.95	2.93	(0.08)	—	(0.08)	$12.85	29.44%	1.38%	1.44%	(0.17)%	(0.23)%	17%	$1,688
R6 Class
2026(3)	$13.67	0.31	1.03	1.34	(0.36)	(0.52)	(0.88)	$14.13	9.97%	0.53%	0.60%	4.20%	4.13%	25%	$43,459
2025	$12.63	0.28	1.13	1.41	(0.29)	(0.08)	(0.37)	$13.67	11.45%	0.53%	0.60%	2.14%	2.07%	8%	$40,142
2024	$11.38	0.24	1.24	1.48	(0.22)	(0.01)	(0.23)	$12.63	13.26%	0.53%	0.61%	2.05%	1.97%	8%	$26,895
2023	$10.89	0.18	0.77	0.95	(0.20)	(0.26)	(0.46)	$11.38	9.37%	0.56%	0.64%	1.72%	1.64%	19%	$17,636
2022	$12.92	0.66	(2.10)	(1.44)	(0.57)	(0.02)	(0.59)	$10.89	(11.81)%	0.53%	0.60%	5.12%	5.05%	18%	$10,883
2021(4)	$10.00	0.06	2.97	3.03	(0.11)	—	(0.11)	$12.92	30.44%	0.53%	0.61%	0.68%	0.60%	17%	$3,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
(4)September 23, 2020 (fund inception) through July 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2070 Portfolio
Investor Class
2026(3)	$10.00	0.12	0.26	0.38	(0.21)	$10.17	3.88%	0.88%	0.94%	7.08%	7.02%	2%	$437
I Class
2026(3)	$10.00	0.19	0.19	0.38	(0.21)	$10.17	3.90%	0.68%	0.74%	7.28%	7.22%	2%	$26
A Class
2026(3)	$10.00	0.11	0.26	0.37	(0.21)	$10.16	3.76%	1.13%	1.19%	6.83%	6.77%	2%	$68
C Class
2026(3)	$10.00	0.17	0.19	0.36	(0.20)	$10.16	3.69%	1.88%	1.94%	6.08%	6.02%	2%	$26
R Class
2026(3)	$10.00	0.05	0.32	0.37	(0.21)	$10.16	3.74%	1.38%	1.44%	6.58%	6.52%	2%	$167
R6 Class
2026(3)	$10.00	0.20	0.18	0.38	(0.21)	$10.17	3.91%	0.53%	0.60%	7.43%	7.36%	2%	$26

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)December 1, 2025 (fund inception) through January 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreements

At a meeting held on September 19, 2025, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, annually following an initial two-year period.

Under the management agreement, the Advisor is paid a management fee by each Fund. Separately, the Advisor has agreed to waive all management fees associated with the Funds’ investments in the underlying American Century Investments funds in which each Fund invests (the “Underlying Funds”). Each year the Board of Directors approves a management fee for each Fund based on the portfolio managers’ estimate of the most conservative (i.e., least expensive) allocation of the Fund’s net assets to the Underlying Funds for the coming year. In approving the management agreement, the Board considered the Advisor’s representation that the management fees will be less than or equal to what the Funds would have otherwise paid to the Underlying Funds.

Prior to its consideration of the renewal of the Funds’ management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time, including in connection with the review of other funds in the complex.

In connection with its consideration of the renewal of the Funds’ management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to the following:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided and to be provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to financial intermediaries by Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held a meeting to consider the renewal. The independent Directors also met on three occasions in private session to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information from the Advisor and an independent data provider, and reviewing information provided in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data provider, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services – Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection

•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves.

The Board discussed the Funds’ performance with the Advisor. The independent Directors requested, and the Advisor provided additional information relevant to the independent Directors’ review. This information was supplemented by information requested by the independent Directors from a third-party provider of industry data. In addition, Advisor personnel met with the independent Directors and provided additional information and insight that addressed the independent Directors’ follow-up questions and provided important detail and perspective on fund performance and the marketing strategy for the funds with both institutional and retail customers. The discussions included, among other things, the impact of the Funds’ investment strategy and glide path on performance relative to their peers and, as a result, makes comparisons challenging. The independent Directors found that the Funds’ performance has been consistent over time with their investment policies and construction given market conditions, noting that fund shareholders have generally selected these products based on their specific investment approach and the Directors discussed with the Advisor the importance of disclosures that explain the unique characteristics of the Funds’ glide path and approach to helping investors meet their investment objectives. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and determined that the allocation methodology was reasonable. This information was considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peer expense universe and a narrower set of its expense group peers. In those instances where the fee level exceeds that of industry peers, the Board discussed with the Advisor the factors that impacted the level of the Fund’s fee in relation to its peers. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason to not continue the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

One Choice In Retirement Portfolio - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.04% for Investor, A, C, and R Classes, 0.06% for I Class, and 0.10% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.78% to 0.74%) for at least one year, beginning August 1, 2025.

One Choice 2030 Portfolio - The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.02% for Investor, A, C, and R Classes, 0.04% for I Class, and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.80% to 0.78%) for at least one year, beginning August 1, 2025.

One Choice 2035 Portfolio - The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.02% for Investor, A, C, and R Classes, 0.03% for I Class, and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.83% to 0.81%) for at least one year, beginning August 1, 2025.

One Choice 2040 Portfolio - The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.02% for Investor, A, C, and R Classes, 0.03% for I Class, and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.85% to 0.83%) for at least one year, beginning August 1, 2025.

One Choice 2045 Portfolio - The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.02% for Investor, A, C, and R Classes, 0.03% for I Class, and 0.06% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.88% to 0.86%) for at least one year, beginning August 1, 2025.

One Choice 2050 Portfolio - The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.03% for Investor, A, C, and R Classes, 0.04% for I Class, and 0.06% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.90% to 0.87%) for at least one year, beginning August 1, 2025.

One Choice 2055 Portfolio - The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.04% for Investor, A, C, and R Classes, 0.05% for I Class, and 0.06% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.92% to 0.88%) for at least one year, beginning August 1, 2025.

One Choice 2060 Portfolio - The Fund’s performance was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, and five-year periods. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.05% for Investor, I, A, C, and R Classes, and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.93% to 0.88%) for at least one year, beginning August 1, 2025.

One Choice 2065 Portfolio - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one- and three-year periods. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.06% for Investor, I, A, C, and R Classes, and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.94% to 0.88%) for at least one year, beginning August 1, 2025.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement with the Funds are fair and reasonable and that the management fee charged to each Fund is reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

One Choice 2070 Portfolio

At a meeting held on March 5, 2025, the Fund’s Board of Directors (the “Board”) unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the One Choice 2070 Portfolio (the “New Fund”). Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Directors.

In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund’s characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund were anticipated to be below the median of the total expense ratios of the fund’s expected peer universe.

When considering the approval of the management agreement for the New Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the New Fund.

The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the terms of the management agreement were fair and reasonable and that the management fee to be charged to the New Fund is reasonable in light of the services to be provided and should be approved.

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91633 2603

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 27, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 27, 2026